UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Apollo Multi-Asset Income Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc. (A)(B)(C)	1		$107

Apparel, Accessories & Luxury Goods – 0.4%
LVMH Moet Hennessy – Louis Vuitton (B)	6		2,018

Broadcasting – 0.0%
Cumulus Media, Inc., Class A (A)	—	*	7

Cable & Satellite – 0.0%
Altice N.V., Class A (A)(B)	9		37
Altice USA, Inc., Class A	4		64

			101

Education Services – 0.0%
Laureate Education, Inc., Class A (A)	11		153

Footwear – 0.4%
ANTA Sports Products Ltd. (B)	381		2,017

Home Improvement Retail – 0.4%
Home Depot, Inc. (The)	10		1,990

Homebuilding – 0.3%
Bellway plc (B)	46		1,805

Total Consumer Discretionary – 1.5%			$8,198
Consumer Staples

Distillers & Vintners – 0.6%
Diageo plc (B)	85		3,052

Hypermarkets & Super Centers – 0.7%
Wal-Mart Stores, Inc.	42		3,597

Packaged Foods & Meats – 1.4%
Marine Harvest ASA (B)	172		3,416
Nestle S.A., Registered Shares (B)	54		4,213

			7,629

Personal Products – 1.0%
Unilever N.V., Certicaaten Van Aandelen (B)	94		5,259

Tobacco – 1.0%
British American Tobacco plc (B)	63		3,203
Philip Morris International, Inc.	26		2,075

			5,278

Total Consumer Staples – 4.7%			$24,815
Energy

Integrated Oil & Gas – 5.0%
Chevron Corp.	32		4,040
PJSC LUKOIL ADR (B)	31		2,122
Royal Dutch Shell plc, Class A (B)	264		9,152
Suncor Energy, Inc.	78		3,177
Total S.A. (B)(D)	128		7,790

			26,281

Oil & Gas Exploration & Production – 0.8%
CNOOC Ltd. (B)	2,463		4,251

Total Energy – 5.8%			$30,532
Financials

Asset Management & Custody Banks – 0.4%
3i Group plc (B)	169		2,011

Diversified Banks – 4.5%
Banco Santander S.A. (B)	451		2,416
Bank of Montreal (B)	49		3,806
BNP Paribas S.A. (B)	59		3,646
BOC Hong Kong (Holdings) Ltd. (B)	632		2,976
Bumiputra-Commerce Holdings Berhad (B)	1,277		1,723
DBS Group Holdings Ltd. (B)	165		3,217
HSBC Holdings plc (B)	331		3,105
ING Groep N.V., Certicaaten Van Aandelen (B)	175		2,515

			23,404

Life & Health Insurance – 0.5%
Prudential plc (B)	108		2,463

Thrifts & Mortgage Finance – 0.5%
Indiabulls Housing Finance Ltd. (B)	172		2,874

Total Financials – 5.9%			$30,752
Health Care

Health Care Equipment – 0.5%
Medtronic plc	33		2,847

Pharmaceuticals – 4.4%
AbbVie, Inc.	33		3,077
AstraZeneca plc (B)	62		4,269
Johnson & Johnson	57		6,882
Pfizer, Inc.	169		6,121
Roche Holdings AG, Genusscheine (B)	13		2,828

			23,177

Total Health Care – 4.9%			$26,024

Industrials

Aerospace & Defense – 2.2%
BAE Systems plc (B)	285		2,430
Lockheed Martin Corp.	16		4,705
United Technologies Corp.	32		3,951

			11,086

Building Products – 0.4%
Compagnie de Saint-Gobain (B)	39		1,732

Construction & Engineering – 0.6%
Vinci (B)	31		3,016

Electrical Components & Equipment – 1.3%
Eaton Corp.	51		3,816
Schneider Electric S.A. (B)	40		3,314

			7,130

Industrial Conglomerates – 0.5%
Koninklijke Philips Electronics N.V., Ordinary Shares (B)	54		2,289

Total Industrials – 5.0%			$25,253
Information Technology

Semiconductor Equipment – 0.3%
Tokyo Electron Ltd. (B)	11		1,809

Semiconductors – 2.5%
Broadcom Corp., Class A	17		4,212
Cypress Semiconductor Corp.	183		2,846
Intel Corp.	124		6,158

			13,216

Systems Software – 1.3%
Microsoft Corp.	69		6,827

Total Information Technology – 4.1%			$21,852
Materials

Construction Materials – 0.4%
CRH plc (B)	60		2,110

Diversified Chemicals – 0.9%
Eastman Chemical Co.	48		4,795

Diversified Metals & Mining – 0.9%
Anglo American plc (B)(D)	85		1,906
Rio Tinto plc (B)	48		2,684

			4,590

Paper Packaging – 0.4%
WestRock Co.	39		2,247

Paper Products – 0.5%
Mondi plc (B)	84		2,273

Total Materials – 3.1%			$16,015
Real Estate

Diversified Real Estate Activities – 1.2%
Heiwa Real Estate Co. Ltd. (B)	39		703
Heiwa Real Estate Co. Ltd. (B)	—	*	84
Mitsubishi Estate Co. Ltd. (B)	94		1,638
Mitsui Fudosan Co. Ltd. (B)	29		296
Mitsui Fudosan Co. Ltd. (B)	54		1,314
Sun Hung Kai Properties Ltd. (B)	153		2,301
UOL Group Ltd. (B)	12		67

			6,403

Diversified REITs – 0.9%
Cominar Real Estate Investment Trust (B)	8		79
Dexus (B)	77		553
Gecina (B)	3		420
GPT Group (B)	124		463
H&R Real Estate Investment Trust (B)	8		118
Kenedix Office Investment Corp. (B)	—	*	211
Land Securities Group plc (B)	63		801
Lar Espana Real Estate Socimi S.A. (B)	22		244
Merlin Properties Socimi S.A. (B)	35		516
Mirvac Group (B)	274		441
VEREIT, Inc.	65		483

			4,329

Health Care REITs – 0.6%
HCP, Inc.	41		1,050
Welltower, Inc.	29		1,809

			2,859

Hotel & Resort REITs – 0.4%
Ichigo Hotel Investment Corp. (B)	—	*	106
LaSalle Hotel Properties	11		363
Park Hotels & Resorts, Inc.	21		641
RLJ Lodging Trust	36		790

			1,900

Industrial REITs – 0.4%
Duke Realty Corp.	21		600
First Industrial Realty Trust, Inc.	9		290
Mitsubishi Estate Logistics REIT Investment Corp. (B)	—	*	127
ProLogis, Inc.	7		475

SEGRO plc (B)	22		162
SEGRO plc (B)	43		376
Warehouses De Pauw Comm VA (B)	1		131

			2,161

Office REITs – 1.1%
alstria office AG (B)	18		275
Boston Properties, Inc.	10		1,236
Daiwa Office Investment Corp. (B)	—	*	345
Derwent London plc (B)	10		399
Global One Corp. (B)	—	*	240
Great Portland Estates plc (B)	51		485
Hibernia REIT plc (B)	76		133
Nippon Building Fund, Inc. (B)	—	*	416
ORIX JREIT, Inc. (B)	—	*	359
SL Green Realty Corp.	8		782
Vornado Realty Trust	19		1,387

			6,057

Real Estate Operating Companies – 0.8%
Capital & Counties Properties plc (B)	51		192
Hang Lung Properties Ltd. (B)	317		653
Hufvudstaden AB (B)	14		195
Keihanshin Building Co. Ltd. (B)	35		290
Kungsleden AB (B)	49		339
LEG Immobilien AG (B)	4		441
PSP Swiss Property Ltd., Registered Shares (B)	3		245
Swire Properties Ltd. (B)	210		775
Vonovia SE (B)	21		982

			4,112

Residential REITs – 1.2%
American Campus Communities, Inc.	19		828
American Homes 4 Rent	19		417
AvalonBay Communities, Inc.	11		1,940
AvalonBay Communities, Inc.	8		185
Camden Property Trust	6		545
Equity Residential	32		2,058
Irish Residential Properties REIT plc (B)	135		218
Northview Apartment REIT (B)	2		48

			6,239

Retail REITs – 1.9%
Brixmor Property Group, Inc.	34		587
Choice Properties REIT (B)	14		133
Link (The) (B)	115		1,050
Mapletree Commercial Trust (B)	30		35
National Retail Properties, Inc.	12		538
Regency Centers Corp.	18		1,088
Scentre Group (B)	403		1,309
Simon Property Group, Inc.	17		2,906
SmartREIT (B)	4		87
Taubman Centers, Inc.	13		769
Unibail-Rodamco-Westfield (B)	6		1,338

			9,840

Specialized REITs – 1.1%
American Tower Corp., Class A	2		270
Big Yellow Group plc (B)	10		125
Chartwell Retirement Residences (B)	5		58
CoreCivic, Inc.	4		86
Crown Castle International Corp.	8		834
CubeSmart	29		946
Digital Realty Trust, Inc.	5		592
Equinix, Inc.	—	*	173
Public Storage, Inc.	7		1,685
QTS Realty Trust, Inc., Class A	7		273
VICI Properties, Inc.	19		394

			5,436

Total Real Estate – 9.6%			$49,336
Telecommunication Services

Integrated Telecommunication Services – 0.7%
Orange S.A. (B)	227		3,807

Wireless Telecommunication Service – 0.5%
Vodafone Group plc (B)	959		2,328

Total Telecommunication Services – 1.2%			$6,135
Utilities

Electric Utilities – 0.7%
ENEL S.p.A. (B)	665		3,692

Water Utilities – 0.5%
Guangdong Investment Ltd. (B)	1,535	2,438

Total Utilities – 1.2%		$6,130

TOTAL COMMON STOCKS – 47.0%		$245,042
(Cost: $216,890)

INVESTMENT FUNDS
Registered Investment Companies – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF (D)	72	6,162

TOTAL INVESTMENT FUNDS – 1.2%		$6,162
(Cost: $6,166)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(B)(C)(E)	233	193

Total Consumer Staples – 0.0%		$193
Energy

Oil & Gas Exploration & Production – 0.3%
Targa Resources Corp., 9.500% (A)(E)	1	1,403

Total Energy – 0.3%		$1,403

TOTAL PREFERRED STOCKS – 0.3%		$1,596
(Cost: $1,521)

ASSET-BACKED SECURITIES	Principal
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps), 5.848%, 7–15–26 (F)(G)	$600	599
Anchorage Capital CLO Ltd., Series 2014-4RA, Class E (3-Month U.S. LIBOR plus 550 bps), 7.859%, 1–28–31 (F)(G)	250	242
Anchorage Credit Funding Ltd., Series 2015-2A, Class D, 7.300%, 1–25–31 (F)	600	598
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps), 10.109%, 7–20–28 (G)	650	651
Assurant CLO II Ltd., Series 2018-1A, Class E (3-Month U.S. LIBOR plus 560 bps), 7.955%, 4–20–31 (F)(G)	250	243
Benefit Street Partners CLO Ltd., Series 2018-14A, Class E (3-Month U.S. LIBOR plus 535 bps), 1.911%, 4–20–31 (F)(G)	250	239
Crown Point CLO Ltd., Series 2018-5A, Class E (3-Month U.S. LIBOR plus 565 bps), 7.976%, 7–17–28 (F)(G)	250	248
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps), 5.860%, 10–25–30 (F)(G)	1,000	985
Greenwood Park CLO Ltd., Series 2018-1A, Class E (3-Month U.S. LIBOR plus 495 bps), 6.975%, 4–15–31 (F)(G)	250	237
Greywolf CLO Ltd., Series 2015-1A, Class DR (3-Month U.S. LIBOR plus 585 bps), 8.210%, 1–27–31 (F)(G)	250	247
KKR Financial CLO Ltd., Series 22A, Class E (3-Month U.S. LIBOR plus 600 bps), 8.233%, 7–20–31 (F)(G)	250	250
OZLM Ltd., Series 2015-12A (3-Month U.S. LIBOR plus 370 bps), 6.059%, 4–30–27 (F)(G)	600	599
Seven Sticks CLO Ltd., Series 2016-1A (3-Month U.S. LIBOR plus 760 bps), 9.948%, 7–15–28 (F)(G)	600	598
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class D (3-Month U.S. LIBOR plus 540 bps), 7.759%, 10–20–28 (F)(G)	750	752

Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps), 0.000%, 7–20–31 (F)(G)(H)	500	488
ZAIS CLO 7 Ltd., Series 2017-2A, Class E (3-Month U.S. LIBOR plus 715 bps), 9.498%, 4–15–30 (F)(G)	500	504

TOTAL ASSET-BACKED SECURITIES – 1.4%		$7,480
(Cost: $7,445)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Advertising – 0.1%
Acosta, Inc., 7.750%, 10–1–22 (F)	776	388
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2–15–24	300	304

		692

Apparel Retail – 0.0%
PrestigeBidCo GmbH, 6.250%, 12–15–23 (I)	EUR100	123

Automotive Retail – 0.1%
Allison Transmission, Inc., 5.000%, 10–1–24 (F)	$136	134
Penske Automotive Group, Inc., 5.500%, 5–15–26	136	133
Sonic Automotive, Inc., 5.000%, 5–15–23	623	595

		862

Broadcasting – 1.2%
Clear Channel International B.V., 8.750%, 12–15–20 (F)	125	129
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22	1,634	1,664
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20	227	225
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20	1,475	1,466
Gray Television, Inc., 5.875%, 7–15–26 (F)	300	285
Nexstar Escrow Corp., 5.625%, 8–1–24 (F)	53	51
Radio One, Inc. (GTD by TV One LLC), 7.375%, 4–15–22 (F)	567	549
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (F)	442	433
6.000%, 7–15–24 (F)	1,400	1,426

		6,228

Cable & Satellite – 4.3%
Altice Financing S.A.:
6.625%, 2–15–23 (F)	987	973
7.500%, 5–15–26 (F)	1,600	1,547
Altice Finco S.A., 8.125%, 1–15–24 (F)	100	100
Altice S.A.:
7.250%, 5–15–22 (F)(I)	EUR250	294
7.750%, 5–15–22 (D)(F)	$2,575	2,491
6.250%, 2–15–25 (F)(I)	EUR250	279
7.625%, 2–15–25 (D)(F)	$600	552
Altice U.S. Finance I Corp.:
5.375%, 7–15–23 (F)	446	444
5.500%, 5–15–26 (F)	1,100	1,061
Altice U.S. Finance II Corp., 7.750%, 7–15–25 (F)	395	413
Block Communications, Inc., 6.875%, 2–15–25 (F)	111	111
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26 (F)	2,516	2,440
5.000%, 2–1–28 (F)	726	664
CSC Holdings LLC, 5.375%, 2–1–28 (F)	880	814
DISH DBS Corp.:
6.750%, 6–1–21	297	297
5.875%, 7–15–22	1,000	940
5.875%, 11–15–24	122	103
7.750%, 7–1–26	349	306
Intelsat Jackson Holdings S.A.:
9.500%, 9–30–22 (F)	926	1,069
8.000%, 2–15–24 (F)	1,098	1,153
Neptune Finco Corp.:
10.125%, 1–15–23 (F)	1,270	1,400
6.625%, 10–15–25 (F)	225	230
10.875%, 10–15–25 (F)	522	602
Numericable – SFR S.A., 7.375%, 5–1–26 (F)	1,922	1,879
Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3–1–28 (F)	200	184
VTR Finance B.V., 6.875%, 1–15–24 (F)	1,965	1,974

		22,320

Casinos & Gaming – 0.8%
CPUK Finance Ltd., 4.250%, 8–28–22 (F)(I)	GBP100	133
Everi Payments, Inc., 7.500%, 12–15–25 (F)	$731	733
Gateway Casinos & Entertainment Ltd., 8.250%, 3–1–24 (F)	446	470
Golden Nugget, Inc.:
6.750%, 10–15–24 (F)	1,045	1,045
8.750%, 10–1–25 (F)	418	430

Stars Group Holdings B.V. and Stars Group (U.S.) Co-Borrower LLC, 7.000%, 7–15–26 (F)	431	435
Studio City Finance Ltd., 8.500%, 12–1–20 (F)	345	347
Wynn Macau Ltd.:
4.875%, 10–1–24 (F)	200	191
5.500%, 10–1–27 (F)	209	200

		3,984

Department Stores – 0.0%
Saci Falabella, 3.750%, 10–30–27 (F)	200	184

Education Services – 0.6%
Laureate Education, Inc., 8.250%, 5–1–25 (F)	2,931	3,127

Homebuilding – 0.2%
K Hovnanian Enterprises, Inc., 10.000%, 7–15–22 (F)	915	963

Hotels, Resorts & Cruise Lines – 0.1%
Boyne USA, Inc., 7.250%, 5–1–25 (F)	426	444
VOC Escrow Ltd., 5.000%, 2–15–28 (F)	113	107

		551

Internet & Direct Marketing Retail – 0.0%
Argos Merger Sub, Inc., 7.125%, 3–15–23 (F)	193	130

Leisure Facilities – 0.1%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4–15–27	356	351

Movies & Entertainment – 0.1%
WMG Acquisition Corp., 5.500%, 4–15–26 (F)	330	327

Publishing – 0.1%
E.W. Scripps Co., 5.125%, 5–15–25 (F)	61	57
MDC Partners, Inc., 6.500%, 5–1–24 (F)	793	688

		745

Restaurants – 0.2%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5–15–24 (F)	295	280
5.000%, 10–15–25 (F)	831	787
Burger King France SAS, 6.000%, 5–1–24 (F)(I)	EUR100	124
Stonegate Public Co. Financing plc, 4.875%, 3–15–22 (I)	GBP100	130

		1,321

Specialized Consumer Services – 0.2%
Klesia Prevoyance, 5.375%, 12–8–26 (I)	EUR200	247
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.500%, 10–1–21(F)	$400	402

		649

Specialty Stores – 0.3%
Arch Merger Sub, Inc., 8.500%, 9–15–25 (F)	1,289	1,202
Cumberland Farms, Inc., 6.750%, 5–1–25 (F)	328	332
PetSmart, Inc., 5.875%, 6–1–25 (F)	108	83

		1,617

Total Consumer Discretionary – 8.4%		$44,174
Consumer Staples

Food Distributors – 0.2%
Performance Food Group, Inc., 5.500%, 6–1–24 (F)	472	466
U.S. Foods, Inc., 5.875%, 6–15–24 (F)	529	538

		1,004

Food Retail – 0.0%
N&W Global Vending S.p.A., 7.000%, 10–15–23 (F)(I)	EUR100	123

Packaged Foods & Meats – 1.4%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.), 7.750%, 10–28–20 (F)	$400	407
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (F)	741	708
5.750%, 6–15–25 (F)	749	696
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2–15–28 (F)	1,402	1,325
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (F)	153	147
5.875%, 9–30–27 (F)	939	871
Post Holdings, Inc.:
5.500%, 3–1–25 (F)	143	140
5.000%, 8–15–26 (F)	220	205
5.750%, 3–1–27 (F)	973	939

Simmons Foods, Inc., 5.750%, 11–1–24 (F)	1,826	1,584

		7,022

Total Consumer Staples – 1.6%		$8,149
Energy

Integrated Oil & Gas – 0.0%
Ecopetrol S.A., 5.375%, 6–26–26	200	205

Oil & Gas Drilling – 0.4%
Ensco plc, 7.750%, 2–1–26	443	418
KCA Deutag UK Finance plc, 7.250%, 5–15–21 (F)	1,000	967
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (F)(J)	1,400	707
Trinidad Drilling Ltd., 6.625%, 2–15–25 (F)	9	9

		2,101

Oil & Gas Equipment & Services – 0.4%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7–15–25 (F)	567	574
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc., 10.625%, 5–1–24 (F)	499	520
SESI LLC, 7.125%, 12–15–21	191	195
Weatherford International Ltd., Convertible, 5.875%, 7–1–21	735	723

		2,012

Oil & Gas Exploration & Production – 1.5%
Bellatrix Exploration Ltd., 8.500%, 5–15–20 (F)	515	342
Chesapeake Energy Corp., 8.000%, 1–15–25 (D)	67	68
Crownrock L.P., 5.625%, 10–15–25 (F)	1,255	1,211
Diamondback Energy, Inc., 4.750%, 11–1–24	240	234
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (F)	438	425
5.750%, 1–30–28 (F)	319	311
Extraction Oil & Gas, Inc., 5.625%, 2–1–26 (F)	601	576
Laredo Petroleum, Inc., 6.250%, 3–15–23	142	142
Moss Creek Resources Holdings, Inc., 7.500%, 1–15–26 (F)	1,391	1,359
Newfield Exploration Co., 5.625%, 7–1–24	350	369
Parsley Energy LLC and Parsley Finance Corp., 5.625%, 10–15–27 (F)	293	291
PDC Energy, Inc., 6.125%, 9–15–24	48	49
Sanchez Energy Corp., 7.250%, 2–15–23 (F)	111	110
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (F)	1,016	1,051
5.375%, 9–30–25 (F)	419	403
Targa Resources Partners L.P., 5.000%, 1–15–28 (F)	389	362
Ultra Resources, Inc., 6.875%, 4–15–22 (F)	240	182
Whiting Petroleum Corp.:
5.750%, 3–15–21	235	240
6.625%, 1–15–26 (F)	222	229

		7,954

Oil & Gas Refining & Marketing – 0.4%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24	671	679
6.375%, 7–1–26 (F)	64	64
Comstock Resources, Inc. (10.000% Cash or 12.500% PIK), 10.000%, 3–15–20 (K)	430	449
EP Energy LLC and Everest Acquisition Finance, Inc., 7.750%, 5–15–26 (F)	323	330
QEP Resources, Inc., 5.625%, 3–1–26	269	257

		1,779

Oil & Gas Storage & Transportation – 0.2%
USA Compression Partners L.P., 6.875%, 4–1–26 (F)	941	974

Total Energy – 2.9%		$15,025
Financials

Consumer Finance – 0.2%
CURO Financial Technologies Corp., 12.000%, 3–1–22 (F)	171	185
Quicken Loans, Inc., 5.750%, 5–1–25 (F)	900	881

		1,066

Diversified Banks – 0.0%
Banco de Credito del Peru, 6.125%, 4–24–27 (F)	200	210
China Construction Bank Corp., 3.875%, 5–13–25	200	198
Malayan Banking Berhad, 3.905%, 10–29–26	200	197

		605

Insurance Brokers – 0.3%
NFP Corp., 6.875%, 7–15–25 (F)	1,747	1,712

Investment Banking & Brokerage – 0.0%
VHF Parent LLC, 6.750%, 6–15–22 (F)	142	147

Life & Health Insurance – 0.2%
Aegon N.V., 4.000%, 4–25–44 (I)	EUR200	241
MetLife, Inc., 10.750%, 8–1–39	$452	696
RL Finance Bonds No. 2 plc, 6.125%, 11–30–43 (I)	GBP100	146

		1,083

Multi-Line Insurance – 0.1%
ASR Nederland N.V., 5.125%, 9–29–45 (I)	EUR100	129
Humanis Prevoyance, 5.750%, 10–22–25 (I)	300	358

		487

Multi-Sector Holdings – 0.0%
Scottish Widows Ltd., 5.500%, 6–16–23 (I)	GBP100	145

Other Diversified Financial Services – 0.9%
Balboa Merger Sub, Inc., 11.375%, 12–1–21 (F)	$1,162	1,255
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22	659	672
6.375%, 12–15–25	220	220
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5–1–19 (F)(K)	2,438	2,401

		4,548

Property & Casualty Insurance – 1.1%
Amwins Group, Inc., 7.750%, 7–1–26 (F)	525	533
Esure Group plc, 6.750%, 12–19–24 (I)	GBP1,350	2,048
Hub International Ltd., 7.000%, 5–1–26 (F)	$1,071	1,058
Liberty Mutual Holding Co., Inc., 7.800%, 3–15–37 (F)	681	804
Mapfre S.A., 4.375%, 3–31–47 (I)	EUR100	122
Novae Group plc (3-Month U.S. LIBOR plus 405 bps), 6.393%, 6–30–34 (E)(G)	$400	396
USIS Merger Sub, Inc., 6.875%, 5–1–25 (F)	305	303

		5,264

Specialized Finance – 0.4%
ADCB Finance Cayman Ltd., 4.000%, 3–29–23 (F)	200	199
Compass Group Diversified Holdings LLC, 8.000%, 5–1–26 (F)	434	423
Hadrian Merger Sub, Inc., 8.500%, 5–1–26 (F)	789	767
King Power Capital Ltd., 5.625%, 11–3–24	225	237
TMX Finance LLC and TitleMax Finance Corp., 11.125%, 4–1–23 (F)	645	655

		2,281

Thrifts & Mortgage Finance – 0.2%
4finance S.A., 10.750%, 5–1–22 (F)	400	402
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6–15–25 (F)	510	497

		899

Total Financials – 3.4%		$18,237
Health Care

Health Care Facilities – 0.3%
DaVita HealthCare Partners, Inc., 5.125%, 7–15–24	97	94
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.250%, 6–15–26	98	97
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (F)	371	380
Surgery Center Holdings, Inc., 8.875%, 4–15–21 (F)	784	807

		1,378

Health Care Services – 0.1%
AMN Healthcare, Inc., 5.125%, 10–1–24 (F)	259	251

Health Care Supplies – 0.3%
Kinetic Concepts, Inc. and KCI USA, Inc., 12.500%, 11–1–21 (F)	108	119
Universal Hospital Services, Inc., 7.625%, 8–15–20	1,464	1,460

		1,579

Life Sciences Tools & Services – 0.2%
Avantor, Inc.:
6.000%, 10–1–24 (F)	357	353
9.000%, 10–1–25 (F)	732	738

		1,091

Pharmaceuticals – 0.5%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (F)(L)	1,807	108
7.000%, 4–15–23 (F)(L)	94	6

Jaguar Holding Co. II and Pharmaceutical Product Development LLC, 6.375%, 8–1–23 (F)	322	320
Valeant Pharmaceuticals International, Inc.:
5.500%, 3–1–23 (F)	20	18
5.500%, 11–1–25 (F)	209	206
9.000%, 12–15–25 (F)	153	159
9.250%, 4–1–26 (F)	441	458
8.500%, 1–31–27 (F)	322	327
VPII Escrow Corp., 7.500%, 7–15–21 (F)	571	580
VRX Escrow Corp.:
5.875%, 5–15–23 (F)	326	306
6.125%, 4–15–25 (F)	291	268

		2,756

Total Health Care – 1.4%		$7,055
Industrials

Aerospace & Defense – 0.7%
KLX, Inc., 5.875%, 12–1–22 (F)	1,217	1,264
TransDigm UK Holdings plc, 6.875%, 5–15–26 (F)	366	371
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	897	902
6.500%, 7–15–24	1,047	1,065
6.500%, 5–15–25	200	202
6.375%, 6–15–26	202	201

		4,005

Building Products – 0.0%
Masco Corp., 4.375%, 4–1–26	110	110
Summit Materials LLC and Summit Materials Finance Corp., 6.125%, 7–15–23 (D)	147	149
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6–15–24	81	80

		339

Diversified Support Services – 0.1%
Ahern Rentals, Inc., 7.375%, 5–15–23 (F)	665	648
Ritchie Bros. Auctioneers, Inc., 5.375%, 1–15–25 (F)	102	99
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9–15–26	133	134

		881

Environmental & Facilities Services – 0.3%
GFL Environmental, Inc.:
5.625%, 5–1–22 (F)	142	137
5.375%, 3–1–23 (F)	786	727
7.000%, 6–1–26 (F)	646	618
Tervita Escrow Corp., 7.625%, 12–1–21 (F)	215	219
Waste Pro USA, Inc., 5.500%, 2–15–26 (F)	86	83

		1,784

Industrial Machinery – 0.1%
Novafives SAS, 5.000%, 6–15–25 (F)(I)	EUR100	111
Novafives SAS (3-Month EURIBOR plus 450 bps), 4.500%, 6–15–25 (F)(G)(I)	100	114

		225

Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (F)	$1,301	1,389
Verisure Midholding AB, 5.750%, 12–1–23 (F)(I)	EUR100	113

		1,502

Total Industrials – 1.5%		$8,736
Information Technology

Application Software – 1.0%
Infor (U.S.), Inc., 5.750%, 5–15–22 (I)	100	117
Infor Software Parent LLC and Infor Software Parent, Inc. (7.125% Cash or 7.875% PIK), 7.125%, 5–1–21 (F)(K)	$275	276
Kronos Acquisition Holdings, Inc., 9.000%, 8–15–23 (F)	2,403	2,163
Orbcomm, Inc., 8.000%, 4–1–24 (F)	1,015	1,061
Riverbed Technology, Inc. and Project Homestake Merger Corp., 8.875%, 3–1–23 (D)(F)	1,492	1,414

		5,031

Data Processing & Outsourced Services – 0.8%
Alliance Data Systems Corp.:
5.875%, 11–1–21 (F)	190	194
5.375%, 8–1–22 (F)	1,107	1,112
Italics Merger Sub, Inc., 7.125%, 7–15–23 (F)	2,145	2,167
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7–15–25 (F)	206	208

		3,681

IT Consulting & Other Services – 0.4%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5–1–25 (F)	121	110
NCR Escrow Corp.:
5.875%, 12–15–21	815	827
6.375%, 12–15–23	739	766

Pioneer Holding Corp., 9.000%, 11–1–22 (F)	641	662

		2,365

Total Information Technology – 2.2%		$11,077
Materials

Aluminum – 0.5%
Constellium N.V.:
5.750%, 5–15–24 (F)	1,000	965
6.625%, 3–1–25 (F)	816	822
5.875%, 2–15–26 (F)	391	377
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (F)	335	335
5.875%, 9–30–26 (F)	118	113

		2,612

Commodity Chemicals – 0.1%
CTC BondCo GmbH, 5.250%, 12–15–25 (F)(I)	EUR100	111
NOVA Chemicals Corp.:
4.875%, 6–1–24 (F)	$508	483
5.250%, 6–1–27 (F)	203	189

		783

Construction Materials – 0.2%
Hillman Group, Inc. (The), 6.375%, 7–15–22 (F)	1,120	1,072

Diversified Chemicals – 0.1%
PSPC Escrow Corp., 6.500%, 2–1–22 (F)	280	285

Fertilizers & Agricultural Chemicals – 0.0%
Pinnacle Operating Corp., 9.000%, 5–15–23 (F)	336	316

Metal & Glass Containers – 0.3%
ARD Finance S.A. (7.125% Cash or 7.875% PIK), 7.125%, 9–15–23 (K)	200	200
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK), 8.750%, 1–31–23 (F)(K)	400	407
BakerCorp International, Inc., 8.250%, 6–1–19	975	943
HudBay Minerals, Inc.:
7.250%, 1–15–23 (F)	65	67
7.625%, 1–15–25 (F)	98	103

		1,720

Paper Packaging – 0.1%
Flex Acquisition Co., Inc., 6.875%, 1–15–25 (F)	126	121
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 5.125%, 7–15–23 (F)	500	494

		615

Paper Products – 0.2%
American Greetings Corp., 8.750%, 4–15–25 (F)	1,299	1,208

Specialty Chemicals – 0.2%
Ingevity Corp., 4.500%, 2–1–26 (F)	384	362
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4–15–25 (F)	200	207
Valvoline Finco Two LLC, 5.500%, 7–15–24 (D)	350	354

		923

Total Materials – 1.7%		$9,534
Real Estate

Diversified REITs – 0.1%
Colony NorthStar, Inc., Convertible, 3.875%, 1–15–21	802	762
Fibra Uno Administracion S.A. de C.V., 5.250%, 1–30–26 (F)	200	194

		956

Health Care REITs – 0.0%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.), 5.250%, 8–1–26	48	47

Office REITs – 0.2%
iStar Financial, Inc., Convertible, 6.500%, 7–1–21	375	380
iStar, Inc., Convertible, 3.125%, 9–15–22	514	500

		880

Real Estate Development – 0.0%
Keystone Financing plc, 9.500%, 10–15–19 (I)	GBP38	51

Retail REITs – 0.0%
Link Finance (Cayman) 2009 Ltd., 2.875%, 7–21–26	$200	187

Total Real Estate – 0.3%		$2,121
Telecommunication Services

Alternative Carriers – 0.4%
CommScope Technologies LLC (GTD by CommScope, Inc.), 5.000%, 3–15–27 (F)	570	536
Consolidated Communications Finance II Co., 6.500%, 10–1–22 (D)	807	753

Level 3 Communications, Inc., 5.750%, 12–1–22	500	500
Level 3 Escrow II, Inc., 5.375%, 8–15–22	491	491

		2,280

Integrated Telecommunication Services – 1.8%
Frontier Communications Corp.:
6.875%, 1–15–25 (D)	860	553
11.000%, 9–15–25	1,409	1,127
8.500%, 4–1–26 (F)	550	531
GCI, Inc., 6.875%, 4–15–25	840	870
Olympus Merger Sub, Inc., 8.500%, 10–15–25 (F)	2,588	2,361
Sprint Corp.:
7.250%, 9–15–21	1,648	1,714
7.875%, 9–15–23 (D)	1,281	1,328
7.125%, 6–15–24	500	505
7.625%, 3–1–26	336	342
Unitymedia GmbH, 3.750%, 1–15–27 (I)	EUR200	244

		9,575

Wireless Telecommunication Service – 0.2%
Bharti Airtel Ltd., 4.375%, 6–10–25	$200	184
Sable International Finance Ltd., 6.875%, 8–1–22 (F)	610	628
Sprint Nextel Corp.:
9.000%, 11–15–18 (F)	49	50
7.000%, 8–15–20	227	235
11.500%, 11–15–21	108	127

		1,224

Total Telecommunication Services – 2.4%		$13,079
Utilities

Electric Utilities – 0.1%
Empresa Electrica Angamos S.A., 4.875%, 5–25–29	191	186
Israel Electric Corp. Ltd., 6.875%, 6–21–23 (F)	200	221

		407

Independent Power Producers & Energy Traders – 0.1%
Pattern Energy Group, Inc., Convertible, 4.000%, 7–15–20	663	661

Renewable Electricity – 0.4%
Abengoa Yield plc, 7.000%, 11–15–19 (F)	2,221	2,299

Total Utilities – 0.6%		$3,367

TOTAL CORPORATE DEBT SECURITIES – 26.4%		$140,554
(Cost: $144,152)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.6%
Barclays Commercial Mortgage Securities LLC, Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS (1-Month U.S. LIBOR plus 370 bps), 5.773%, 11–15–34 (F)(G)	700	701
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F (1-Month U.S. LIBOR plus 550 bps), 7.573%, 6–15–29 (F)(G)	2,500	2,506

		3,207

Other – 0.2%
ALM Loan Funding XIX LLC, Series 2015-16A, Class D (3-Month U.S. LIBOR plus 510 bps), 7.432%, 7–15–27 (F)(G)	250	250
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps), 6.019%, 4–15–35 (F)(G)	600	602

		852

Other Mortgage-Backed Securities – 0.9%
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class C (Mortgage spread to 3-year U.S. Treasury index), 5.020%, 9–15–23 (F)	300	300
Highbridge Loan Management Ltd., Series 2014–4A, Class DR (3-Month U.S. LIBOR plus 555 bps), 7.909%, 1–28–30 (F)(G)	250	244
Marlette Funding Trust, Series 2017-2A, Class C, 4.580%, 7–15–24 (F)	750	759
Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014-14A, Class D (3-Month U.S. LIBOR plus 395 bps), 6.305%, 11–12–25 (F)(G)	1,200	1,199

Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014A, Class E (3-Month U.S. LIBOR plus 535 bps), 7.705%, 11–12–25 (F)(G)	300	299
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps), 4.941%, 2–25–23 (F)(G)	2,100	2,113

		4,914

TOTAL MORTGAGE-BACKED SECURITIES – 1.7%		$8,973
(Cost: $8,932)

OTHER GOVERNMENT SECURITIES(M)
Luxembourg – 0.0%
Amigo Luxembourg S.A., 7.625%, 1–15–24 (F)(I)	GBP100	137

TOTAL OTHER GOVERNMENT SECURITIES – 0.0%		$137
(Cost: $122)

LOANS(G)
Consumer Discretionary

Advertising – 0.2%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps), 5.344%, 7–25–21	$392	369
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 8.594%, 7–25–22	400	362

		731

Apparel Retail – 0.3%
J. Crew Group, Inc., 0.000%, 3–5–21 (N)	499	415
Talbots, Inc. (The) (ICE LIBOR plus 450 bps), 6.594%, 3–19–20	768	756
Talbots, Inc. (The) (ICE LIBOR plus 850 bps), 10.594%, 3–19–21	275	266
TRLG Intermediate Holdings LLC, 10.000%, 10–27–22	133	123

		1,560

Auto Parts & Equipment – 0.1%
Rough Country LLC (ICE LIBOR plus 375 bps), 5.844%, 5–25–23 (C)	249	249

Automotive Retail – 0.2%
Apro LLC (ICE LIBOR plus 400 bps), 6.140%, 8–8–24 (C)	250	250
Caliber Collision Centers, Inc. (ICE LIBOR plus 300 bps), 5.094%, 2–1–24	280	280

		530

Broadcasting – 0.1%
Sinclair Television Group, Inc., 0.000%, 1–31–25 (N)	250	249
Univision Communications, Inc. (ICE LIBOR plus 275 bps), 4.844%, 3–15–24	391	377

		626

Cable & Satellite – 0.1%
Charter Communications Operating LLC (ICE LIBOR plus 200 bps), 4.100%, 4–30–25	249	248
CSC Holdings LLC (ICE LIBOR plus 225 bps), 4.323%, 7–17–25	282	280
Eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps), 3.250%, 4–18–24 (I)	EUR250	289
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps), 5.848%, 1–7–22	$16	15

		832

Casinos & Gaming – 0.2%
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps), 7.324%, 11–9–19	800	802
Everi Payments, Inc. (ICE LIBOR plus 450 bps), 5.094%, 5–9–24	292	291
GVC Holdings plc (ICE LIBOR plus 250 bps), 4.602%, 3–16–24 (C)	249	249

		1,342

Department Stores – 0.2%
Belk, Inc. (ICE LIBOR plus 475 bps), 7.088%, 12–10–22	556	429
J.C. Penney Co., Inc. (ICE LIBOR plus 425 bps), 6.569%, 6–23–23	230	219

		648

Education Services – 0.3%
BARBRI, Inc. (ICE LIBOR plus 425 bps), 6.251%, 12–1–23	249	249

Laureate Education, Inc. (ICE LIBOR plus 350 bps), 5.594%, 4–26–24	1,419	1,418

		1,667

General Merchandise Stores – 0.5%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps), 5.530%, 2–3–24	1,337	1,336
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps), 9.530%, 1–27–25	1,064	1,074

		2,410

Hotels, Resorts & Cruise Lines – 0.6%
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps), 8.047%, 5–9–20	58	58
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps), 7.074%, 8–9–19	150	150
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps), 8.574%, 2–9–20	1,700	1,709
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps), 7.296%, 6–8–25	200	196
Times Square JV LLC and CPTS Hotel Lessee LLC (1-Month U.S. LIBOR plus 600 bps), 8.047%, 5–9–20	642	642
Travel Leaders Group LLC (ICE LIBOR plus 450 bps), 7.001%, 1–25–24 (C)	381	383

		3,138

Housewares & Specialties – 0.1%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 6.094%, 5–15–23	697	692

Movies & Entertainment – 0.0%
DHX Media Ltd. (ICE LIBOR plus 375 bps), 7.750%, 12–22–23	248	247

Restaurants – 0.2%
NPC International, Inc. (ICE LIBOR plus 350 bps), 5.594%, 4–20–24	140	140
NPC International, Inc. (ICE LIBOR plus 750 bps), 9.594%, 4–18–25	572	578

		718

Specialized Consumer Services – 0.4%
Asurion LLC:
0.000%, 11–3–24 (N)	420	418
0.000%, 8–4–25 (N)	210	209
Asurion LLC (ICE LIBOR plus 275 bps), 4.844%, 11–3–23	5	5
Asurion LLC (ICE LIBOR plus 600 bps), 8.094%, 8–4–25	456	462
Eagle Bidco Ltd. (ICE LIBOR plus 475 bps), 5.251%, 5–6–22 (I)	GBP500	659
Mister Car Wash Holdings, Inc. (ICE LIBOR plus 400 bps), 5.703%, 8–21–21	$493	494

		2,247

Specialty Stores – 0.6%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps):
5.983%, 7–2–22	26	21
6.001%, 7–2–22	12	10
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 7.509%, 10–16–23	565	561
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 11.581%, 5–21–24 (C)	1,076	1,063
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps), 5.609%, 1–26–23	250	180
PetSmart, Inc., 0.000%, 3–11–22 (N)	124	102
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps), 5.010%, 3–11–22	1,438	1,185

		3,122

Textiles – 0.1%
SIWF Holdings, Inc., 0.000%, 5–25–25 (N)	215	216
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 6.323%, 5–25–25	430	431

		647

Tires & Rubber – 0.0%
Winter Park Intermediate, Inc. (ICE LIBOR plus 475 bps), 6.751%, 4–4–25 (C)	250	248

Total Consumer Discretionary – 4.2%		$21,654

Consumer Staples

Food Distributors – 0.1%
Dairyland USA Corp. (ICE LIBOR plus 400 bps), 6.090%, 6–22–22	174		176
Dole Food Co., Inc. (ICE LIBOR plus 300 bps):
4.780%, 4–6–24	90		90
4.841%, 4–6–24	90		89
4.844%, 4–6–24	90		89
5.084%, 4–6–24	—	*	—	*
6.750%, 4–6–24	8		8

			452

Household Products – 0.0%
Wellness Merger Sub, Inc. (ICE LIBOR plus 475 bps), 6.844%, 6–30–24	272		274

Packaged Foods & Meats – 0.1%
Post Holdings, Inc. (ICE LIBOR plus 225 bps), 4.100%, 5–24–24	281		279
Sigma U.S. Corp., 0.000%, 3–7–25 (N)	250		247

			526

Personal Products – 0.1%
Douglas Holding AG (3-Month EURIBOR plus 325 bps), 3.250%, 8–13–22 (I)	EUR313		329

Soft Drinks – 0.1%
Refresco Group N.V. (3-Month EURIBOR plus 325 bps), 3.250%, 1–22–25 (I)	300		346

Tobacco – 0.0%
Prestige Brands, Inc. (ICE LIBOR plus 200 bps), 4.094%, 1–26–24	$197		196

Total Consumer Staples – 0.4%			$2,123
Energy

Coal & Consumable Fuels – 0.3%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 8.109%, 3–28–22	1,198		1,189
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 8.834%, 12–16–20	982		229

			1,418

Oil & Gas Drilling – 0.1%
KCA Deutag Alpha Ltd., 0.000%, 5–16–20 (N)	701		698

Oil & Gas Exploration & Production – 0.1%
California Resources Corp. (ICE LIBOR plus 475 bps), 6.838%, 12–31–22	323		328

Oil & Gas Refining & Marketing – 0.0%
EG America LLC (ICE LIBOR plus 400 bps), 6.334%, 2–6–25	249		247

Oil & Gas Storage & Transportation – 0.2%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 12.844%, 2–16–21 (C)	200		180
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 7.844%, 8–12–20	859		844
Oryx Southern Delaware Holdings LLC (ICE LIBOR plus 325 bps), 5.344%, 2–28–25 (C)	249		246

			1,270

Total Energy – 0.7%			$3,961
Financials

Asset Management & Custody Banks – 0.5%
CRCI Holdings, Inc. (ICE LIBOR plus 550 bps), 8.171%, 8–31–23	246		246
Edelman Financial Holdings II, Inc.:
0.000%, 6–26–25 (N)	250		249
0.000%, 6–26–26 (N)	689		693
HarbourVest Partners LLC (ICE LIBOR plus 225 bps), 4.344%, 3–1–25	250		249
Jade Germany GmbH (3-Month EURIBOR plus 475 bps), 5.750%, 5–31–23 (I)	EUR495		579
Silver Lake Partners and Thoma Bravo LLC (ICE LIBOR plus 350 bps), 5.094%, 2–5–24	$249		248
Tortoise Borrower LLC (ICE LIBOR plus 400 bps), 6.094%, 1–31–25 (C)	279		281

			2,545

Diversified Banks – 0.1%
Ocean Bidco, Inc. (ICE LIBOR plus 500 bps), 7.334%, 3–21–25	248		249

Financial Exchanges & Data – 0.1%
Hudson River Trading LLC (ICE LIBOR plus 425 bps),
6.344%, 4–3–25 (C)	381	382

Insurance Brokers – 0.1%
NFP Corp. (ICE LIBOR plus 300 bps),
5.094%, 1–8–24	277	275

Investment Banking & Brokerage – 0.3%
ION Trading Finance Ltd.,
0.000%, 11–21–24 (N)	281	279
Jane Street Group LLC (ICE LIBOR plus 375 bps),
5.844%, 8–25–22 (C)	1,308	1,316

		1,595

Other Diversified Financial Services – 0.1%
AqGen Ascensus, Inc.,
0.000%, 12–3–22 (C)(N)	92	91
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps):
5.802%, 12–3–22 (C)	249	248
5.808%, 12–3–22 (C)	11	11
Brightwood Capital Advisors LLC (1-Month U.S. LIBOR plus 495 bps),
4.950%, 4–29–23	470	482

		832

Property & Casualty Insurance – 0.0%
Alliant Holdings Intermediate LLC (ICE LIBOR plus 300 bps),
5.046%, 5–10–25	36	36
Hub International Ltd. (ICE LIBOR plus 300 bps),
5.360%, 4–25–25	268	266

		302

Specialized Finance – 0.8%
Capri Acquisitions Bidco Ltd. (3-Month EURIBOR plus 325 bps),
3.250%, 11–1–24 (I)	EUR300	347
EG Finco Ltd. (ICE LIBOR plus 475 bps),
5.514%, 2–6–25 (I)	GBP480	626
Fugue Finance B.V. (3-Month EURIBOR plus 325 bps),
3.250%, 6–26–24 (I)	EUR500	573
INEOS U.S. Finance LLC (ICE LIBOR plus 200 bps),
4.094%, 3–31–24	$249	247
MA FinanceCo. LLC (ICE LIBOR plus 275 bps),
4.844%, 6–21–24	49	48
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps),
6.594%, 2–28–25	1,770	1,768
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps),
10.594%, 2–28–26 (C)	502	494

		4,103

Total Financials – 2.0%		$10,283
Health Care

Biotechnology – 0.1%
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps),
3.500%, 6–14–24 (I)	EUR500	582

Health Care Equipment – 0.3%
Exactech, Inc. (ICE LIBOR plus 375 bps),
5.844%, 2–14–25 (C)	$249	250
LifeScan Global Corp.,
0.000%, 6–19–25 (C)(N)	107	103
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps),
7.109%, 8–28–22	249	237
Sebia S.A. (3-Month EURIBOR plus 300 bps),
3.000%, 10–24–24 (I)	EUR300	343
WW Medical and Healthcare Holdings Corp. (ICE LIBOR plus 375 bps),
5.844%, 11–2–24 (C)	$249	250

		1,183

Health Care Facilities – 0.5%
ATI Holdings Acquisition, Inc. (ICE LIBOR plus 350 bps),
5.546%, 5–10–23	247	247
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps),
7.073%, 5–15–25	250	247
Covenant Surgical Partners, Inc.,
0.000%, 9–29–24 (C)(N)	23	23
Covenant Surgical Partners, Inc. (3-Month ICE LIBOR plus 475 bps),
7.109%, 9–29–24 (C)	10	10
Covenant Surgical Partners, Inc. (ICE LIBOR plus 475 bps):
7.062%, 9–29–24 (C)	191	191
7.071%, 9–29–24 (C)	19	19
7.104%, 9–29–24 (C)	5	5

Gentiva Health Services, Inc.:
0.000%, 6–21–25 (C)(N)	1,290	1,280
0.000%, 6–21–26 (C)(N)	322	325
Select Medical Corp. (ICE LIBOR plus 350 bps):
4.800%, 3–6–24	276	276
6.500%, 3–6–24	1	1
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps),
4.844%, 2–6–24 (C)	189	182

		2,806

Health Care Services – 0.7%
CHG PPC Parent LLC (ICE LIBOR plus 275 bps),
4.844%, 1–22–25 (C)	250	249
Elysium Healthcare Holdings 3 Ltd.,
0.000%, 4–4–25 (I)(N)	GBP44	57
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps),
5.751%, 4–4–25 (I)	456	593
ExamWorks Group, Inc. (ICE LIBOR plus 325 bps),
5.344%, 7–27–23	$306	305
Hanger, Inc. (ICE LIBOR plus 350 bps),
5.594%, 3–6–25 (C)	249	248
Heartland Dental LLC,
0.000%, 4–30–25 (C)(N)	105	104
Heartland Dental LLC (ICE LIBOR plus 375 bps),
5.844%, 4–30–25 (C)	698	694
LSCS Holdings, Inc.,
0.000%, 3–9–25 (C)(N)	11	11
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
6.344%, 3–9–25 (C)	89	89
6.421%, 3–9–25	50	49
6.584%, 3–9–25	50	50
6.751%, 3–9–25	50	50
SavaSeniorCare LLC (1-Month U.S. LIBOR plus 730 bps),
9.374%, 10–11–18	1,292	1,304
Schumacher Group (ICE LIBOR plus 400 bps),
6.094%, 7–31–22	200	199

		4,002

Health Care Technology – 0.1%
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps),
6.625%, 10–20–23	345	326

Life Sciences Tools & Services – 0.1%
Avantor, Inc. (3-Month EURIBOR plus 425 bps),
4.250%, 9–22–24 (I)	EUR299	350
Avantor, Inc. (ICE LIBOR plus 400 bps),
6.094%, 9–22–24	$37	37
Syneos Health, Inc. (ICE LIBOR plus 200 bps),
4.094%, 8–1–24	229	227
West Street Merger Sub, Inc. (ICE LIBOR plus 300 bps),
4.844%, 9–27–24	188	187

		801

Pharmaceuticals – 0.5%
AI Sirona (Luxembourg) Acquisition S.a.r.l.,
0.000%, 5–29–25 (I)(N)	GBP130	169
AI Sirona (Luxembourg) Acquisition S.a.r.l. (3-Month EURIBOR plus 400 bps),
0.000%, 5–29–25 (I)(N)	EUR144	167
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps),
5.625%, 5–4–25	$250	249
Ceva Sante Animale (3-Month EURIBOR plus 300 bps),
3.000%, 6–30–21 (I)	EUR270	311
Concordia International Corp. (ICE LIBOR plus 425 bps),
6.344%, 10–21–21	$427	380
Endo Luxembourg Finance Co. I S.a.r.l. (ICE LIBOR plus 425 bps),
6.375%, 4–27–24	425	424
Ethypharm (ICE LIBOR plus 475 bps),
5.424%, 7–21–23 (I)	GBP500	657
UIC Merger Sub, Inc. (ICE LIBOR plus 325 bps),
5.344%, 8–31–24	$248	247

		2,604

Total Health Care – 2.3%		$12,304
Industrials

Aerospace & Defense – 0.1%
MB Aerospace Holdings II Corp. (ICE LIBOR plus 350 bps),
5.594%, 1–22–25	249	249
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps),
7.105%, 9–8–23 (C)	344	342

		591

Building Products – 0.1%
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps),
5.344%, 7–31–22	540	541

Construction & Engineering – 0.2%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps), 7.094%, 5–10–25	1,349	1,353

Diversified Support Services – 0.6%
Agro Merchants Intermediate Holdings L.P. (ICE LIBOR plus 375 bps), 6.084%, 12–6–24	249	249
Diamond (BC) B.V. (ICE LIBOR plus 300 bps), 5.097%, 9–6–24	249	244
MRO Holdings, Inc. (ICE LIBOR plus 525 bps), 7.584%, 10–25–23 (C)	498	499
Packers Holdings LLC (ICE LIBOR plus 325 bps), 5.275%, 11–17–24	249	247
PT Holdings LLC (ICE LIBOR plus 400 bps), 6.334%, 12–7–24	330	329
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps), 5.844%, 8–25–24	247	247
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps), 9.844%, 8–25–25	880	882

		2,697

Electrical Components & Equipment – 0.1%
Power Products LLC (3-Month ICE LIBOR plus 400 bps), 6.362%, 12–20–22	499	500

Environmental & Facilities Services – 0.1%
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps), 6.109%, 11–1–24 (C)	249	241

Highways & Railtracks – 0.1%
SH 130 Concession Co. LLC (3-Month ICE LIBOR plus 287.5 bps), 4.969%, 6–5–20	436	438

Industrial Conglomerates – 0.3%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps), 5.084%, 11–22–20	55	54
PAE Holding Corp. (ICE LIBOR plus 550 bps), 7.594%, 10–20–22	1,195	1,197
PAE Holding Corp. (ICE LIBOR plus 950 bps), 11.594%, 10–20–23	122	121
Zebra Technologies Corp. (ICE LIBOR plus 175 bps), 4.057%, 10–27–21	362	361

		1,733

Industrial Machinery – 0.1%
Dynacast International LLC (ICE LIBOR plus 850 bps), 10.834%, 1–30–23 (C)	554	554
Morsco, Inc. (ICE LIBOR plus 700 bps), 11.000%, 10–31–23 (C)	94	95

		649

Office Services & Supplies – 0.0%
Fastener Acquisition, Inc. (ICE LIBOR plus 425 bps):
6.344%, 3–28–25	106	106
6.584%, 3–28–25	143	143

		249

Research & Consulting Services – 0.1%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps), 7.530%, 6–8–25 (C)	200	199
Information Resources, Inc. (ICE LIBOR plus 425 bps), 6.569%, 1–18–24	281	281

		480

Security & Alarm Services – 0.1%
Garda World Security Corp. (ICE LIBOR plus 400 bps):
5.800%, 5–26–24	233	232
7.250%, 5–26–24	1	1
U.S. Security Associates Holdings, Inc. (ICE LIBOR plus 400 bps), 5.834%, 7–28–23	377	377

		610

Trading Companies & Distributors – 0.0%
Chill Merger Sub, Inc. (ICE LIBOR plus 350 bps), 5.594%, 3–20–24	299	300

Trucking – 0.1%
YRC Worldwide, Inc. (ICE LIBOR plus 850 bps), 10.594%, 7–26–22	460	463

Total Industrials – 2.0%		$10,845

Information Technology

Application Software – 0.5%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 9.334%, 9–18–25	334	343
Aptean Holdings, Inc. (3-Month ICE LIBOR plus 425 bps), 6.590%, 12–20–22	367	366
Flexera Software LLC (ICE LIBOR plus 325 bps), 5.350%, 2–26–25	249	248
Mitchell International, Inc. (1-Month U.S. LIBOR plus 325 bps), 5.344%, 11–30–24 (C)	19	19
Mitchell International, Inc. (ICE LIBOR plus 325 bps), 5.344%, 11–30–24 (C)	231	229
Mitchell International, Inc. (ICE LIBOR plus 725 bps), 9.344%, 11–30–25	350	349
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps), 4.844%, 6–21–24	328	327
SS&C Technologies Holdings, Inc. (ICE LIBOR plus 250 bps), 4.594%, 4–16–25	235	235
VF Holding Corp., 0.000%, 6–4–25 (N)	250	248
Viewpoint, Inc. (ICE LIBOR plus 425 bps), 8.250%, 7–21–24	248	249

		2,613

Communications Equipment – 0.0%
Ciena Corp. (ICE LIBOR plus 250 bps), 4.584%, 1–30–22	191	192

Data Processing & Outsourced Services – 0.2%
Colorado Buyer, Inc., 0.000%, 5–1–25 (N)	110	110
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps), 9.610%, 5–1–25	267	266
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps), 5.860%, 5–22–25 (C)	538	538
Navicure, Inc. (ICE LIBOR plus 375 bps), 5.844%, 11–1–24 (C)	249	248
Output Services Group, Inc., 0.000%, 3–27–20 (N)	43	43
Output Services Group, Inc. (ICE LIBOR plus 425 bps), 6.344%, 3–27–24	207	208

		1,413

Electronic Equipment & Instruments – 0.0%
Global Tel Link Corp. (ICE LIBOR plus 775 bps), 10.584%, 11–20–20	120	120

Internet Software & Services – 0.1%
DigiCert Holdings, Inc. (ICE LIBOR plus 475 bps), 6.844%, 10–31–24	249	249
TVC Albany, Inc. (ICE LIBOR plus 400 bps), 6.090%, 9–18–24 (C)	349	349

		598

IT Consulting & Other Services – 0.3%
CCC Information Services, Inc. (ICE LIBOR plus 675 bps), 8.844%, 3–31–25	285	284
HS Purchaser LLC (ICE LIBOR plus 375 bps), 5.844%, 3–29–25	250	249
NAVEX Global, Inc. (ICE LIBOR plus 475 bps), 6.344%, 11–19–21	489	489
Peak 10 Holding Corp. (ICE LIBOR plus 350 bps), 5.834%, 8–1–24	248	245
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps), 6.344%, 7–13–20	279	249

		1,516

Semiconductors – 0.1%
Microchip Technology, Inc. (ICE LIBOR plus 200 bps), 4.100%, 5–24–25	250	249

Systems Software – 0.1%
Inovalon Holdings, Inc. (ICE LIBOR plus 350 bps), 5.563%, 4–2–25	250	243
Park Place Technologies LLC (ICE LIBOR plus 400 bps), 6.094%, 3–29–25 (C)	250	250

		493

Total Information Technology – 1.3%		$7,194
Materials

Commodity Chemicals – 0.2%
HVSC Merger Sub Corp. (ICE LIBOR plus 400 bps):
6.094%, 10–20–24	168	168
6.171%, 10–20–24	81	82
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps), 6.850%, 3–2–23 (C)	522	522

		772

Construction Materials – 0.0%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps), 7.344%, 4–5–24	173	168

Diversified Chemicals – 0.1%
Caldic B.V. (3-Month EURIBOR plus 325 bps), 3.250%, 7–18–24 (I)	EUR500	581

Metal & Glass Containers – 0.1%
Crown Americas LLC (ICE LIBOR plus 200 bps), 4.312%, 1–29–25	$250	250

Paper Packaging – 0.1%
Flex Acquisition Co., Inc. (ICE LIBOR plus 325 bps), 5.751%, 6–22–25	250	249

Specialty Chemicals – 0.2%
Ferro Corp. (ICE LIBOR plus 225 bps), 4.584%, 2–14–24	281	280
SK Spice Holdings S.a.r.l. (3-Month ICE LIBOR plus 425 bps), 6.587%, 7–11–24	352	351
Styrolution Group GmbH (ICE LIBOR plus 375 bps), 4.334%, 9–30–21 (C)	215	213
W.R. Grace & Co. – Conn (ICE LIBOR plus 175 bps), 4.058%, 4–3–25	250	249

		1,093

Total Materials – 0.7%		$3,113
Real Estate

Hotel & Resort REITs – 0.3%
Hospitality Investors Trust, Inc. (1-Month U.S. LIBOR plus 650 bps), 8.530%, 5–1–19	1,000	999
Park Hotels & Resorts, Inc. (ICE LIBOR plus 425 bps), 4.751%, 3–3–24 (I)	GBP583	752

		1,751

Industrial REITs – 0.2%
Avolon TLB Borrower 1 U.S. LLC (ICE LIBOR plus 200 bps), 4.088%, 1–15–25	$297	293
Terra Millennium Corp. (ICE LIBOR plus 625 bps), 8.375%, 10–31–22 (C)	539	540

		833

Retail REITs – 0.2%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps), 8.483%, 4–1–19	1,213	1,215

Specialized REITs – 0.0%
Access CIG LLC, 0.000%, 2–27–25 (N)	62	61
Access CIG LLC (ICE LIBOR plus 375 bps), 5.844%, 2–27–25	222	222

		283

Total Real Estate – 0.7%		$4,082
Telecommunication Services

Alternative Carriers – 0.1%
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps), 4.334%, 2–22–24	280	279

Integrated Telecommunication Services – 0.9%
CenturyLink, Inc. (ICE LIBOR plus 275 bps):
4.844%, 9–30–22	1,069	1,064
4.844%, 1–31–25	479	469

Securus Technologies Holdings, Inc., 0.000%, 11–1–24 (N)	103	103
Securus Technologies Holdings, Inc. (ICE LIBOR plus 450 bps), 6.594%, 11–1–24	249	250
TDC A/S:
0.000%, 6–11–25 (I)(N)	EUR685	751
Unitymedia GmbH (3-Month EURIBOR plus 275 bps), 2.750%, 1–15–27 (I)	458	531
West Corp. (3-Month ICE LIBOR plus 400 bps), 6.094%, 10–10–24	$1,369	1,363
Westmoreland Coal Co., 0.000%, 5–22–19 (N)	37	37
Westmoreland Coal Co. (3-Month U.S. LIBOR plus 825 bps), 10.581%, 5–22–19	165	165

		4,733

Total Telecommunication Services – 1.0%		$5,012
Utilities

Electric Utilities – 0.3%
Westinghouse Electric Co. LLC (ICE LIBOR plus 625 bps), 6.625%, 1–11–19 (L)	1,500	1,502

Total Utilities – 0.3%		$1,502

TOTAL LOANS – 15.6%		$82,073
(Cost: $82,585)

SHORT-TERM SECURITIES
Commercial Paper(O) – 2.6%
J.M. Smucker Co. (The), 2.200%, 7–2–18	4,895	4,894
Northern Illinois Gas Co., 2.460%, 7–13–18	5,000	4,996
Sonoco Products Co., 2.180%, 7–2–18	3,524	3,523

		13,413

Master Note – 1.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (P)	9,853	9,853

Money Market Funds – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 1.850%, (Q)(R)	6,736	6,736

Municipal Obligations – 0.3%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 1.500%, 7–7–18 (P)	1,400	1,400

United States Government Agency Obligations – 1.5%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.960%, 7–7–18 (P)	6,085	6,085
2.000%, 7–7–18 (P)	2,000	2,000

		8,085

TOTAL SHORT-TERM SECURITIES – 7.6%		$39,487
(Cost: $39,489)

TOTAL INVESTMENT SECURITIES – 101.2%		$531,504
(Cost: $507,302)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.2)%		(6,151)

NET ASSETS – 100.0%		$525,353

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	All or a portion of securities with an aggregate value of $6,628 are on loan.

(E)	Restricted securities. At June 30, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Novae Group plc (3-Month U.S. LIBOR plus 405 bps), 6.393%, 06-30-34	8-7-17	400	$386	$396
Pinnacle Agriculture Enterprises LLC	3-14-17	233	106	193
Targa Resources Corp., 9.500%	10-19-17	1	1,415	1,403

The total value of these securities represented 0.4% of net assets at June 30, 2018.

(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $120,328 or 22.9% of net assets.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Zero coupon bond.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro and GBP – British Pound).

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2018.

(K)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(L)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(M)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Rate shown is the yield to maturity at June 30, 2018.

(P)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(Q)	Investment made with cash collateral received from securities on loan.

(R)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following forward foreign currency contracts were outstanding at June 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	7,980	U.S. Dollar	10,053	9-28-18	JPMorgan Securities LLC	$671	—
British Pound	5,120	U.S. Dollar	6,788	9-29-18	JPMorgan Securities LLC	4	—
Euro	523	U.S. Dollar	649	7-5-18	Morgan Stanley International	38	—
						$713	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$8,084	$7	$107
Consumer Staples	24,815	—	—
Energy	30,532	—	—
Financials	30,752	—	—
Health Care	26,024	—	—
Industrials	25,253	—	—
Information Technology	21,852	—	—
Materials	16,015	—	—
Real Estate	49,336	—	—
Telecommunication Services	6,135	—	—
Utilities	6,130	—	—
Total Common Stocks	$244,928	$7	$107
Investment Funds	6,162	—	—
Preferred Stocks	—	1,403	193
Asset-Backed Securities	—	7,480	—
Corporate Debt Securities	—	140,554	—
Mortgage-Backed Securities	—	8,973	—
Other Government Securities	—	137	—
Loans	—	67,568	14,505
Short-Term Securities	6,736	32,751	—
Total	$257,826	$258,873	$14,805
Forward Foreign Currency Contracts	$—	$713	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Mortgage- Backed Securities	Loans
Beginning Balance 10-1-17	$—	$147	$300	$6,671
Net realized gain (loss)	—	—	—	(14)
Net change in unrealized appreciation (depreciation)	99	46	—	437
Purchases	8	—	—	9,423
Sales	—	—	—	(2,597)
Amortization/Accretion of premium/discount	—	—	—	6
Transfers into Level 3 during the period	—	—	—	2,995
Transfers out of Level 3 during the period	—	—	(300)	(2,416)
Ending Balance 6-30-18	$107	$193	$—	$14,505
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-18	$8	$46	$—	$23

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-18	Valuation Technique(s)	Unobservable Input(s)	Input value(s)
Assets
Common Stocks	$107	Market approach	Adjusted EBITDA multiple	9.99x
			Adjusted EBITDA multiple	10.70x
Preferred Stocks	193	Market approach	Illiquidity discount	10%
Loans	14,505	Third-party valuation service	Broker quotes	N/A

Significant increase (decrease) in the adjusted EBITDA multiple could result in higher (lower) fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CLO = Collateralized Loan Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT= Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$507,302

Gross unrealized appreciation	36,875
Gross unrealized depreciation	(12,673)

Net unrealized appreciation	$24,202

SCHEDULE OF INVESTMENTS Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Automobile Manufacturers – 0.6%
Tesla, Inc. (GTD by SolarCity Corp.), 5.300%, 8–15–25 (A)	$250	$222

Automotive Retail – 0.4%
Allison Transmission, Inc., 5.000%, 10–1–24 (A)	165	162

Broadcasting – 2.1%
AMC Networks, Inc., 5.000%, 4–1–24	100	98
Sirius XM Radio, Inc.:
6.000%, 7–15–24 (A)	150	153
5.000%, 8–1–27 (A)	335	312
Univision Communications, Inc., 5.125%, 2–15–25 (A)	200	185

		748

Cable & Satellite – 4.2%
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.125%, 5–1–27 (A)	581	543
5.000%, 2–1–28 (A)	100	91
DISH DBS Corp.:
5.875%, 11–15–24	226	191
7.750%, 7–1–26	255	224
Neptune Finco Corp.:
10.125%, 1–15–23 (A)	200	220
10.875%, 10–15–25 (A)	200	231

		1,500

Casinos & Gaming – 5.1%
CRC Escrow Issuer LLC and CRC Finco, Inc., 5.250%, 10–15–25 (A)	300	284
ESH Hospitality, Inc., 5.250%, 5–1–25 (A)	190	184
Golden Nugget, Inc., 6.750%, 10–15–24 (A)	305	305
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc., 5.625%, 5–1–24	100	101
MGM Resorts International, 6.000%, 3–15–23	169	174
Scientific Games International, Inc. (GTD by Scientific Games Corp.), 10.000%, 12–1–22	474	505
Wynn Las Vegas LLC and Wynn Las Vegas Capital Corp., 5.500%, 3–1–25 (A)	280	275

		1,828

Consumer Electronics – 0.3%
Spectrum Brands, Inc. (GTD by SB/RH Holdings), 5.750%, 7–15–25	115	114

Hotels, Resorts & Cruise Lines – 0.7%
Hilton Domestic Operating Co., Inc., 5.125%, 5–1–26 (A)	250	246

Internet & Direct Marketing Retail – 1.6%
Argos Merger Sub, Inc., 7.125%, 3–15–23 (A)	180	121
Netflix, Inc., 4.875%, 4–15–28 (A)	480	457

		578

Leisure Facilities – 0.4%
Six Flags Entertainment Corp., 4.875%, 7–31–24 (A)	150	146

Leisure Products – 0.7%
Mattel, Inc., 6.750%, 12–31–25 (A)	240	234

Publishing – 0.5%
Meredith Corp., 6.875%, 2–1–26 (A)	200	197

Restaurants – 3.2%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5–15–24 (A)	311	295
5.000%, 10–15–25 (A)	316	299
Aramark Services, Inc. (GTD by Aramark Corp.), 5.000%, 2–1–28 (A)	210	201
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC, 5.000%, 6–1–24 (A)	350	346

		1,141

Specialized Consumer Services – 0.6%
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (A)	228	224

Specialty Stores – 0.8%
Arch Merger Sub, Inc., 8.500%, 9–15–25 (A)	110	103
PetSmart, Inc., 5.875%, 6–1–25 (A)	230	176

		279

Tires & Rubber – 0.6%
Goodyear Tire & Rubber Co. (The), 5.125%, 11–15–23	200	198

Total Consumer Discretionary – 21.8%		7,817
Consumer Staples

Drug Retail – 0.8%
Rite Aid Corp., 6.125%, 4–1–23 (A)	275	279

Food Retail – 0.9%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
6.625%, 6–15–24	200	188
5.750%, 3–15–25	165	146

		334

Packaged Foods & Meats – 1.5%
Pilgrim’s Pride Corp., 5.750%, 3–15–25 (A)	100	96
Post Holdings, Inc.:
5.000%, 8–15–26 (A)	364	339
5.750%, 3–1–27 (A)	100	97

		532

Total Consumer Staples – 3.2%		1,145
Energy

Coal & Consumable Fuels – 0.7%
CONSOL Energy, Inc., 5.875%, 4–15–22	224	225
Murray Energy Corp. (GTD by Murray Energy Holdings Co.), 11.250%, 4–15–21 (A)	50	30

		255

Oil & Gas Drilling – 1.1%
Ensco plc, 5.750%, 10–1–44	293	207
Transocean, Inc., 9.000%, 7–15–23 (A)	180	193

		400

Oil & Gas Equipment & Services – 0.9%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7–15–25 (A)	100	101
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc., 10.625%, 5–1–24 (A)	200	209

		310

Oil & Gas Exploration & Production – 6.2%
Antero Resources Corp., 5.375%, 11–1–21	290	294
Ascent Resources Utica Holdings LLC and ARU Finance Corp. (GTD by Ascent Resources - Utica LLC), 10.000%, 4–1–22 (A)	163	179
California Resources Corp., 8.000%, 12–15–22 (A)	358	325
Chesapeake Energy Corp.:
8.000%, 12–15–22 (A)	150	157
8.000%, 6–15–27	227	231
Crownrock L.P., 5.625%, 10–15–25 (A)	210	203
Jupiter Resources, Inc., 8.500%, 10–1–22 (A)	273	111
MEG Energy Corp., 7.000%, 3–31–24 (A)	150	140
Sanchez Energy Corp., 6.125%, 1–15–23	115	78
Southwestern Energy Co., 6.700%, 1–23–25 (B)	100	98
Targa Resources Partners L.P., 5.875%, 4–15–26 (A)	290	292
Whiting Petroleum Corp., 6.625%, 1–15–26 (A)	100	103

		2,211

Oil & Gas Refining & Marketing – 0.8%
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5–1–24 (A)	150	123
7.750%, 5–15–26 (A)	150	153

		276

Oil & Gas Storage & Transportation – 4.0%
Cheniere Corpus Christi Holdings LLC:
5.875%, 3–31–25	264	275
5.125%, 6–30–27	170	168
CITGO Holding, Inc., 10.750%, 2–15–20 (A)	294	313

Energy Transfer Equity L.P.:
4.250%, 3–15–23	290	280
5.875%, 1–15–24	165	169
Sunoco GP LLC, Sunoco L.P. and Sunoco Finance Corp., 4.875%, 1–15–23 (A)	100	96
Williams Co., Inc. (The), 4.550%, 6–24–24	150	150

		1,451

Total Energy – 13.7%		4,903
Financials

Consumer Finance – 2.2%
Ally Financial, Inc., 5.750%, 11–20–25	164	167
Quicken Loans, Inc.:
5.750%, 5–1–25 (A)	150	147
5.250%, 1–15–28 (A)	220	203
Springleaf Finance Corp., 6.125%, 5–15–22	258	263

		780

Other Diversified Financial Services – 1.5%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.000%, 8–1–20	370	374
5.875%, 2–1–22	175	175

		549

Property & Casualty Insurance – 0.7%
Hub International Ltd., 7.000%, 5–1–26 (A)	250	247

Specialized Finance – 1.7%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (A)	181	184
7.125%, 6–15–24 (A)	320	339
Navient Corp., 6.500%, 6–15–22	100	102

		625

Total Financials – 6.1%		2,201
Health Care

Health Care Equipment – 0.3%
DJO Finco, Inc. and DJO Finance LLC, 8.125%, 6–15–21 (A)	100	101

Health Care Facilities – 8.1%
AmSurg Escrow Corp., 5.625%, 7–15–22	196	199
Community Health Systems, Inc., 6.250%, 3–31–23	589	539
DaVita HealthCare Partners, Inc.:
5.125%, 7–15–24	250	243
5.000%, 5–1–25	201	189
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.375%, 2–1–25	50	49
5.875%, 2–15–26	505	510
LifePoint Health, Inc., 5.500%, 12–1–21	229	229
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (A)	261	267
Tenet Healthcare Corp., 8.125%, 4–1–22	413	431
THC Escrow Corp. II, 6.750%, 6–15–23	240	239

		2,895

Health Care Supplies – 1.3%
Ortho-Clinical Diagnostics, 6.625%, 5–15–22 (A)	200	195
WellCare Health Plans, Inc., 5.250%, 4–1–25	270	269

		464

Health Care Technology – 0.4%
Change Healthcare Holdings, Inc., 5.750%, 3–1–25 (A)	165	156

Life Sciences Tools & Services – 1.2%
Avantor, Inc.:
6.000%, 10–1–24 (A)	300	297
9.000%, 10–1–25 (A)	150	151

		448

Managed Health Care – 1.9%
Centene Corp., 4.750%, 1–15–25	210	209
Centene Escrow Corp., 5.625%, 2–15–21	100	102
Centene Escrow I Corp., 5.375%, 6–1–26 (A)	370	375

		686

Pharmaceuticals – 3.7%
Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc., 6.000%, 2–1–25 (A)	400	312
IMS Health, Inc., 5.000%, 10–15–26 (A)	200	195
Jaguar Holding Co. II and Pharmaceutical Product Development LLC, 6.375%, 8–1–23 (A)	152	151
VRX Escrow Corp.:
5.875%, 5–15–23 (A)	382	359
6.125%, 4–15–25 (A)	345	318

		1,335

Total Health Care – 16.9%		6,085
Industrials

Aerospace & Defense – 3.0%
Bombardier, Inc.:
8.750%, 12–1–21 (A)	270	297
7.500%, 3–15–25 (A)	156	162

KLX, Inc., 5.875%, 12–1–22 (A)	270	281
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	150	151
6.500%, 7–15–24	200	203

		1,094

Air Freight & Logistics – 0.5%
XPO Logistics, Inc., 6.500%, 6–15–22 (A)	180	185

Building Products – 0.5%
Beacon Escrow Corp., 4.875%, 11–1–25 (A)	200	185

Construction Machinery & Heavy Trucks – 0.4%
Navistar International Corp. (GTD by Navistar, Inc.), 6.625%, 11–1–25 (A)	140	144

Diversified Support Services – 0.9%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.):
5.500%, 5–15–27	185	180
4.875%, 1–15–28	150	139

		319

Industrial Conglomerates – 0.9%
Griffon Corp., 5.250%, 3–1–22	100	97
Tribune Media Co., 5.875%, 7–15–22	205	207

		304

Security & Alarm Services – 1.2%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (A)	419	447

Trading Companies & Distributors – 0.5%
HD Supply, Inc., 5.750%, 4–15–24 (A)	160	167

Trucking – 0.9%
BlueLine Rental Corp. and BlueLine Rental LLC, 9.250%, 3–15–24 (A)	165	176
Hertz Corp. (The), 7.625%, 6–1–22 (A)	151	145

		321

Total Industrials – 8.8%		3,166
Information Technology

Application Software – 1.4%
Infor (U.S.), Inc., 6.500%, 5–15–22	230	231
Solera LLC and Solera Finance, Inc., 10.500%, 3–1–24 (A)	255	283

		514

Data Processing & Outsourced Services – 2.4%
Exela Intermediate LLC and Exela Finance, Inc., 10.000%, 7–15–23 (A)	210	214
First Data Corp.:
7.000%, 12–1–23 (A)	565	589
5.750%, 1–15–24 (A)	42	42

		845

IT Consulting & Other Services – 0.5%
BMC Software Finance, Inc., 8.125%, 7–15–21 (A)	165	169

Technology Hardware, Storage & Peripherals – 0.5%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc., 8.625%, 11–15–24 (A)	195	196

Total Information Technology – 4.8%		1,724
Materials

Aluminum – 0.9%
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (A)	170	170
5.875%, 9–30–26 (A)	166	159

		329

Commodity Chemicals – 1.1%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (A)	215	204
5.250%, 6–1–27 (A)	196	183

		387

Diversified Chemicals – 0.6%
PSPC Escrow Corp., 6.500%, 2–1–22 (A)	205	208

Diversified Metals & Mining – 2.6%
Cliffs Natural Resources, Inc., 5.750%, 3–1–25	111	105
First Quantum Minerals Ltd.:
7.000%, 2–15–21 (A)	150	152
7.500%, 4–1–25 (A)	200	197
Freeport-McMoRan, Inc.:
3.875%, 3–15–23	335	317
5.450%, 3–15–43	185	162

		933

Metal & Glass Containers – 2.5%
Ball Corp.:
4.375%, 12–15–20	322	325
5.250%, 7–1–25	70	71
BWAY Holding Co.:
5.500%, 4–15–24 (A)	302	294
7.250%, 4–15–25 (A)	80	78
Crown Americas LLC and Crown Americas Capital Corp. IV, 4.500%, 1–15–23	150	147

		915

Paper Packaging – 0.5%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 5.125%, 7–15–23 (A)	170	168

Specialty Chemicals – 0.4%
Ashland, Inc., 4.750%, 8–15–22	155	156

Total Materials – 8.6%		3,096
Real Estate

Real Estate Development – 0.3%
Howard Hughs Corp., 5.375%, 3–15–25 (A)	100	98

Specialized REITs – 1.8%
Equinix, Inc.:
5.875%, 1–15–26	141	143
5.375%, 5–15–27	150	150
Iron Mountain, Inc., 4.875%, 9–15–27 (A)	240	221
Uniti Group L.P., Uniti Group Finance, Inc. and CSL Capital LLC, 8.250%, 10–15–23	150	143

		657

Total Real Estate – 2.1%		755
Telecommunication Services

Alternative Carriers – 1.6%
CommScope Technologies LLC (GTD by CommScope, Inc.), 6.000%, 6–15–25 (A)	200	204
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4–1–23	190	193
5.750%, 1–15–27 (A)	193	190

		587

Integrated Telecommunication Services – 4.7%
CenturyLink, Inc., 7.500%, 4–1–24	120	123
Frontier Communications Corp.:
10.500%, 9–15–22	324	294
11.000%, 9–15–25	435	348
Olympus Merger Sub, Inc., 8.500%, 10–15–25 (A)	200	183
Sprint Corp.:
7.875%, 9–15–23	315	326
7.125%, 6–15–24	394	398

		1,672

Wireless Telecommunication Service – 1.8%
SBA Communications Corp., 4.875%, 9–1–24	150	144
T-Mobile USA, Inc.:
6.375%, 3–1–25	100	104
6.500%, 1–15–26	380	391

		639

Total Telecommunication Services – 8.1%		2,898
Utilities

Electric Utilities – 3.0%
Calpine Corp.:
5.375%, 1–15–23	200	190
5.750%, 1–15–25	220	201
Dynegy, Inc.:
7.375%, 11–1–22	315	329
7.625%, 11–1–24	201	215
NRG Energy, Inc., 6.625%, 1–15–27	134	138

		1,073

Total Utilities – 3.0%		1,073

TOTAL CORPORATE DEBT SECURITIES – 97.1%		$34,863
(Cost: $35,731)

SHORT-TERM SECURITIES
Master Note – 1.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (C)	553	553

TOTAL SHORT-TERM SECURITIES – 1.5%		$553
(Cost: $553)

TOTAL INVESTMENT SECURITIES – 98.6%		$35,416
(Cost: $36,284)

CASH AND OTHER ASSETS, NET OF LIABILITIES (D) – 1.4%		512

NET ASSETS – 100.0%		$35,928

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $20,139 or 56.0% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Cash of $237 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	Short	33	9-21-18	6,600	$(19,738)	$25
U.S. 10-Year Treasury Note	Short	104	9-28-18	10,400	(12,500)	66
U.S. 5-Year Treasury Note	Short	131	10-3-18	13,100	(14,884)	85
					$(47,122)	$176

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$34,863	$—
Short-Term Securities	—	553	—
Total	$—	$35,416	$—
Futures Contracts	$176	$—	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$36,284

Gross unrealized appreciation	192
Gross unrealized depreciation	(1,060)

Net unrealized depreciation	$(868)

SCHEDULE OF INVESTMENTS Ivy Apollo Strategic Income Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Netherlands

Consumer Discretionary – 0.0%
Altice N.V., Class A (A)(B)	11	$43

Total Netherlands – 0.0%		$43
United States

Consumer Discretionary – 0.1%
Altice USA, Inc., Class A	4	76
Cumulus Media, Inc., Class A (A)	1	18
Laureate Education, Inc., Class A (A)	20	283
True Religion Apparel, Inc. (A)(C)	1	119

		496

Total United States – 0.1%		$496

TOTAL COMMON STOCKS – 0.1%		$539
(Cost: $461)

INVESTMENT FUNDS
United States – 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF (B)	78	6,598

TOTAL INVESTMENT FUNDS – 1.3%		$6,598
(Cost: $6,603)

PREFERRED STOCKS
United States

Consumer Staples – 0.1%
Pinnacle Agriculture Enterprises LLC (A)(C)(D)	389	322

Energy – 0.3%
Targa Resources Corp., 9.500% (A)(D)	1	1,610

Total United States – 0.4%		$1,932

TOTAL PREFERRED STOCKS – 0.4%		$1,932
(Cost: $1,801)

ASSET-BACKED SECURITIES	Principal
Cayman Islands – 0.0%
Anchorage Capital CLO Ltd., Series 2014-4RA, Class E (3-Month U.S. LIBOR plus 550 bps) 7.859%, 1–28–31 (E)(F)	$250	242
Greenwood Park CLO Ltd., Series 2018-1A, Class E (3-Month U.S. LIBOR plus 495 bps) 6.975%, 4–15–31 (E)(F)	250	237
Greywolf CLO Ltd., Series 2015-1A, Class DR (3-Month U.S. LIBOR plus 585 bps) 8.210%, 1–27–31 (E)(F)	250	247

		726

United States – 1.3%
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps) 5.848%, 7–15–26 (E)(F)	400	399
Anchorage Credit Funding Ltd., Series 2015-2A, Class D 7.300%, 1–25–31 (E)	400	399
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps) 10.109%, 7–20–28 (F)	1,350	1,352
Benefit Street Partners CLO Ltd., Series 2018-14A, Class E (3-Month U.S. LIBOR plus 535 bps) 1.911%, 4–20–31 (E)(F)	250	239
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps) 5.860%, 10–25–30 (E)(F)	1,000	985

ICG U.S. CLO Ltd., Series 2014-1A, Class DR (3-Month U.S. LIBOR plus 649 bps) 8.849%, 1–20–30 (E)(F)	250	253
OZLM Ltd., Series 2015-12A (3-Month U.S. LIBOR plus 370 bps) 6.059%, 4–30–27 (E)(F)	400	400
Seven Sticks CLO Ltd., Series 2016-1A (3-Month U.S. LIBOR plus 760 bps) 9.948%, 7–15–28 (E)(F)	400	399
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class D (3-Month U.S. LIBOR plus 540 bps) 7.759%, 10–20–28 (E)(F)	250	251
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps) 0.000%, 7–20–31 (E)(F)(G)	500	488
ZAIS CLO 7 Ltd., Series 2017-2A, Class E (3-Month U.S. LIBOR plus 715 bps) 9.498%, 4–15–30 (E)(F)	500	504

		5,669

TOTAL ASSET-BACKED SECURITIES – 1.3%		$6,395
(Cost: $6,353)

CORPORATE DEBT SECURITIES
Argentina

Energy – 0.1%
YPF Sociedad Anonima (3-Month U.S. LIBOR plus 750 bps) 9.843%, 8–15–18	235	237

Total Argentina – 0.1%		$237
Australia

Utilities – 0.3%
Ausgrid Finance Pty Ltd. 3.850%, 5–1–23 (E)	1,400	1,403

Total Australia – 0.3%		$1,403
Austria

Consumer Staples – 0.1%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 7.750%, 10–28–20 (E)	600	611

Materials – 0.4%
Bahia Sul Holdings GmbH 5.750%, 7–14–26 (E)	2,000	2,023

Total Austria – 0.5%		$2,634
Bermuda

Consumer Staples – 0.2%
Bacardi Ltd. 4.450%, 5–15–25 (E)	1,100	1,096

Total Bermuda – 0.2%		$1,096
Brazil

Consumer Staples – 0.3%
Cosan Ltd. 5.950%, 9–20–24 (E)	1,725	1,609

Materials – 0.3%
Fibria Overseas Finance Ltd.:
5.250%, 5–12–24	800	804
4.000%, 1–14–25	850	785
Vale Overseas Ltd. 6.250%, 8–10–26	125	135

		1,724

Utilities – 0.2%
Aegea Finance S.a.r.l. 5.750%, 10–10–24 (E)	1,000	924

Total Brazil – 0.8%		$4,257

British Virgin Islands

Financials – 0.1%
King Power Capital Ltd. 5.625%, 11-3-24	225	237

Total British Virgin Islands – 0.1%		$237
Canada

Consumer Discretionary – 0.4%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5–15–24 (E)	205	195
4.250%, 5–15–24 (E)	394	374
5.000%, 10–15–25 (E)	1,040	984
Gateway Casinos & Entertainment Ltd. 8.250%, 3–1–24 (E)	587	619

		2,172

Energy – 0.7%
Bellatrix Exploration Ltd. 8.500%, 5–15–20 (E)	664	442
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (E)	1,315	1,361
5.375%, 9–30–25 (E)	480	461
TransCanada PipeLines Ltd. 3.800%, 10–1–20	1,000	1,013
Trinidad Drilling Ltd. 6.625%, 2–15–25 (E)	10	10

		3,287

Financials – 0.3%
Royal Bank of Canada:
2.500%, 1–19–21	750	737
4.650%, 1–27–26	550	558

		1,295

Health Care – 0.0%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (E)(H)	2,169	130
7.000%, 4–15–23 (E)(H)	135	8

		138

Industrials – 0.4%
GFL Environmental, Inc.:
5.625%, 5–1–22 (E)	155	149
5.375%, 3–1–23 (E)	858	794
7.000%, 6–1–26 (E)	730	699
Ritchie Bros. Auctioneers, Inc. 5.375%, 1–15–25 (E)	106	103
Tervita Escrow Corp. 7.625%, 12–1–21 (E)	244	249

		1,994

Information Technology – 0.5%
Kronos Acquisition Holdings, Inc. 9.000%, 8–15–23 (E)	2,849	2,564

Materials – 0.2%
HudBay Minerals, Inc.:
7.250%, 1–15–23 (E)	68	70
7.625%, 1–15–25 (E)	102	107
NOVA Chemicals Corp.:
4.875%, 6–1–24 (E)	661	628
5.250%, 6–1–27 (E)	265	247

		1,052

Total Canada – 2.5%		$12,502
Cayman Islands

Financials – 0.2%
ADCB Finance Cayman Ltd. 4.000%, 3–29–23 (E)	200	199
Banco do Brasil S.A. 6.000%, 1–22–20 (E)	1,000	1,032

		1,231

Industrials – 0.7%
Guanay Finance Ltd. 6.000%, 12–15–20	1,507	1,511
LATAM Finance Ltd. 6.875%, 4–11–24 (E)	2,000	1,955

		3,466

Materials – 0.4%
Braskem Finance Ltd. (GTD by Braskem S.A.) 5.750%, 4–15–21 (E)	1,800	1,858

Real Estate – 0.0%
Link Finance (Cayman) 2009 Ltd. 2.875%, 7–21–26	200	187

Telecommunication Services – 0.9%
CK Hutchison International (16) Ltd. 1.875%, 10–3–21 (E)	2,000	1,900
Sable International Finance Ltd. 6.875%, 8–1–22 (E)	2,248	2,315

		4,215

Total Cayman Islands – 2.2%		$10,957

Chile

Consumer Discretionary – 0.0%
Saci Falabella 3.750%, 10–30–27 (E)	200	184

Financials – 0.2%
Banco Santander Chile 2.500%, 12–15–20 (E)	1,250	1,214

Materials – 0.1%
Celulosa Arauco y Constitucion S.A. 5.000%, 1–21–21	700	716

Utilities – 0.2%
Empresa Electrica Angamos S.A. 4.875%, 5–25–29	191	186
Enel Chile S.A. 4.875%, 6–12–28	840	846

		1,032

Total Chile – 0.5%		$3,146
China

Financials – 0.0%
Bank of China Ltd. 5.000%, 11–13–24	200	204
China Construction Bank Corp. 3.875%, 5–13–25 (I)	200	199

		403

Information Technology – 0.7%
Alibaba Group Holding Ltd.:
2.500%, 11–28–19	1,500	1,490
2.800%, 6–6–23	900	866
Tencent Holdings Ltd. 2.985%, 1–19–23 (E)	1,000	972

		3,328

Total China – 0.7%		$3,731
Columbia

Financials – 0.3%
Banco de Bogota S.A. 5.375%, 2–19–23 (E)	1,300	1,326

Total Columbia – 0.3%		$1,326
France

Consumer Discretionary – 0.6%
Burger King France SAS 6.000%, 5–1–24 (E)(J)	EUR100	125
Klesia Prevoyance 5.375%, 12–8–26 (J)	300	371
Numericable – SFR S.A. 7.375%, 5–1–26 (E)	$2,494	2,438

		2,934

Consumer Staples – 0.5%
Danone S.A. 3.000%, 6–15–22 (E)	900	879
Pernod Ricard S.A. 4.450%, 1–15–22 (E)	1,500	1,542

		2,421

Financials – 0.5%
BNP Paribas S.A. 7.625%, 12–29–49 (B)(E)	1,800	1,879
Humanis Prevoyance 5.750%, 10–22–25 (J)	EUR300	358

		2,237

Industrials – 0.0%
Novafives SAS (3-Month EURIBOR plus 450 bps) 4.500%, 6–15–25 (E)(F)(J)	100	114

Telecommunication Services – 0.3%
Orange S.A. 1.625%, 11–3–19	$1,500	1,472

Total France – 1.9%		$9,178
Germany

Consumer Discretionary – 0.0%
PrestigeBidCo GmbH 6.250%, 12–15–23 (J)	EUR100	124

Telecommunication Services – 0.1%
Unitymedia GmbH 3.750%, 1–15–27 (J)	200	244

Total Germany – 0.1%		$368
Hong Kong

Consumer Discretionary – 0.1%
Studio City Finance Ltd. 8.500%, 12–1–20 (E)	$455	457

Total Hong Kong – 0.1%		$457

India

Industrials – 0.4%
Adani Ports and Special Economic Zone Ltd. 3.500%, 7–29–20 (E)	2,200	2,173

Materials – 0.3%
Vedanta Resources plc 6.375%, 7–30–22 (E)	1,800	1,714

Telecommunication Services – 0.0%
Bharti Airtel Ltd. 4.375%, 6–10–25	200	184

Total India – 0.7%		$4,071
Indonesia

Utilities – 0.1%
Perusahaan Listrik Negara 5.450%, 5–21–28 (E)	700	711

Total Indonesia – 0.1%		$711
Israel

Utilities – 0.1%
Israel Electric Corp. Ltd. 6.875%, 6–21–23 (E)	200	221

Total Israel – 0.1%		$221
Italy

Consumer Staples – 0.0%
N&W Global Vending S.p.A. 7.000%, 10–15–23 (E)(J)	EUR100	123

Total Italy – 0.0%		$123
Japan

Consumer Staples – 0.3%
Suntory Holdings Ltd. 2.550%, 9–29–19 (E)	$1,325	1,314

Financials – 0.4%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7–25–27	600	572
Mizuho Bank Ltd. 2.450%, 4–16–19 (E)	750	748
Mizuho Financial Group, Inc. 3.170%, 9–11–27	600	562

		1,882

Total Japan – 0.7%		$3,196
Jersey

Consumer Discretionary – 0.0%
CPUK Finance Ltd. 4.250%, 8–28–22 (E)(J)	GBP100	133

Financials – 0.0%
Mercury BondCo plc (8.250% Cash or 9.000% PIK) 8.250%, 5–30–21 (J)	EUR100	122

Total Jersey – 0.0%		$255
Luxembourg

Consumer Discretionary – 2.0%
Altice Financing S.A.:
6.625%, 2–15–23 (E)	$1,213	1,196
7.500%, 5–15–26 (E)	1,672	1,617
Altice Finco S.A. 8.125%, 1–15–24 (E)	100	100
Altice S.A.:
7.750%, 5–15–22 (E)	3,100	2,999
7.250%, 5–15–22 (E)(J)	EUR250	294
7.625%, 2–15–25 (B)(E)	$800	736
6.250%, 2–15–25 (E)(J)	EUR250	279
Intelsat Jackson Holdings S.A.:
9.500%, 9–30–22 (E)	$814	940
8.000%, 2–15–24 (E)	1,087	1,142
Nielsen Co. (Luxembourg) S.a.r.l. (The) 5.500%, 10–1–21 (E)	500	502
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 3–1–28 (E)	200	184

		9,989

Consumer Staples – 0.2%
Minerva Luxembourg S.A. 5.875%, 1–19–28 (E)	1,200	1,048

Energy – 0.2%
Offshore Drilling Holding S.A. 8.375%, 9–20–20 (E)(K)	1,600	808

Financials – 0.2%
4finance S.A. 10.750%, 5–1–22 (E)	450	452

Hidrovias International Finance S.a.r.l. 5.950%, 1–24–25 (E)	370	332

		784

Industrials – 0.3%
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 5–1–20	1,500	1,487

Information Technology – 0.3%
Atento Luxco 1 S.A. 6.125%, 8–10–22 (E)	1,525	1,464

Materials – 0.1%
ARD Finance S.A. (7.125% Cash or 7.875% PIK) 7.125%, 9–15–23 (L)	200	201
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK) 8.750%, 1–31–23 (E)(L)	400	407

		608

Total Luxembourg – 3.3%		$16,188
Macau

Consumer Discretionary – 0.1%
Wynn Macau Ltd.:
4.875%, 10–1–24 (E)	200	191
5.500%, 10–1–27 (E)	241	230

		421

Total Macau – 0.1%		$421
Malaysia

Financials – 0.0%
Malayan Banking Berhad 3.905%, 10–29–26 (I)	200	197

Total Malaysia – 0.0%		$197
Mexico

Consumer Discretionary – 0.2%
Nemak S.A.B. de C.V. 4.750%, 1–23–25 (E)	1,200	1,135

Consumer Staples – 0.5%
Coca-Cola FEMSA S.A.B. de C.V. 2.375%, 11–26–18	150	150
Grupo Bimbo S.A.B. de C.V.:
4.875%, 6–30–20 (E)	350	359
4.500%, 1–25–22 (E)	1,250	1,276
Kimberly-Clark de Mexico 3.800%, 4–8–24 (E)	1,000	983

		2,768

Energy – 0.1%
Petroleos Mexicanos 5.350%, 2–12–28 (E)	500	472

Financials – 0.7%
Banco Santander S.A. 4.125%, 11–9–22 (E)	1,750	1,722
Nacional Financiera SNC 3.375%, 11–5–20 (E)	750	746
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R. 7.250%, 9–27–23 (E)	450	426

		2,894

Materials – 0.5%
CEMEX S.A.B. de C.V. 7.750%, 4–16–26 (E)	550	596
Grupo Cementos de Chihuahua S.A.B. de C.V. 5.250%, 6–23–24 (E)	2,146	2,092

		2,688

Real Estate – 0.1%
Fibra Uno Administracion S.A. de C.V. 5.250%, 1–30–26 (E)	200	194

Telecommunication Services – 0.2%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.) 5.500%, 11–15–19	1,000	1,030

Total Mexico – 2.3%		$11,181
Netherlands

Consumer Discretionary – 0.9%
Clear Channel International B.V. 8.750%, 12–15–20 (E)	156	161
Myriad International Holdings B.V. 6.000%, 7–18–20 (E)	350	365
Stars Group Holdings B.V. and Stars Group (U.S.) Co-Borrower LLC 7.000%, 7–15–26 (E)	487	492
VTR Finance B.V. 6.875%, 1–15–24 (E)	3,203	3,218

		4,236

Consumer Staples – 0.3%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.) 7.000%, 3–15–24 (E)	1,200	1,154
Marfrig Holdings (Europe) B.V. 8.000%, 6–8–23 (E)	650	658

		1,812

Energy – 0.0%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.) 8.375%, 5–23–21	251	273

Financials – 0.6%
Aegon N.V. 4.000%, 4–25–44 (I)(J)	EUR200	241
ASR Nederland N.V. 5.125%, 9–29–45 (I)(J)	100	129
Cooperatieve Rabobank U.A. 3.875%, 2–8–22	$625	634
Sigma Finance, Inc. 4.875%, 3–27–28 (E)	1,400	1,337
Syngenta Finance N.V. 5.182%, 4–24–28 (E)	725	700

		3,041

Materials – 0.5%
Constellium N.V.:
5.750%, 5–15–24 (E)	1,000	965
6.625%, 3–1–25 (E)	1,081	1,089
5.875%, 2–15–26 (E)	449	434

		2,488

Total Netherlands – 2.3%		$11,850
Norway

Energy – 0.3%
Aker BP ASA 6.000%, 7–1–22 (E)	1,500	1,535

Total Norway – 0.3%		$1,535
Panama

Financials – 0.3%
Banco de Credito del Peru 2.250%, 10–25–19 (E)	500	493
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 5–7–20 (E)	1,000	987

		1,480

Total Panama – 0.3%		$1,480
Peru

Financials – 0.2%
Banco de Credito del Peru 4.250%, 4–1–23 (E)	550	548
Corporacion Financiera de Desarrolla S.A. 4.750%, 2–8–22 (E)	550	557

		1,105

Total Peru – 0.2%		$1,105
Qatar

Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9–30–20 (E)	625	638

Total Qatar – 0.1%		$638
South Korea

Financials – 0.6%
Hyundai Capital Services, Inc. 3.750%, 3–5–23 (E)	1,200	1,181
Kookmin Bank 2.125%, 10–21–20 (E)	750	729
Woori Bank 2.625%, 7–20–21 (E)	750	727

		2,637

Telecommunication Services – 0.2%
SK Broadband Co. Ltd. 2.875%, 10–29–18	500	500
SK Telecom Co. Ltd. 3.750%, 4–16–23 (E)	500	495

		995

Total South Korea – 0.8%		$3,632
Spain

Financials – 0.0%
Mapfre S.A. 4.375%, 3–31–47 (I)(J)	EUR100	122

Utilities – 0.3%
Abengoa Yield plc 7.000%, 11–15–19 (E)	$1,478	1,530

Total Spain – 0.3%		$1,652
Switzerland

Financials – 0.1%
Credit Suisse Group AG 4.282%, 1–9–28 (E)	700	681

Total Switzerland – 0.1%		$681
United Arab Emirates

Energy – 0.3%
Abu Dhabi National Energy Co. 4.375%, 4–23–25 (E)	1,400	1,385

Total United Arab Emirates – 0.3%		$1,385
United Kingdom

Consumer Discretionary – 0.0%
Stonegate Public Co. Financing plc 4.875%, 3–15–22 (J)	GBP100	130

Consumer Staples – 0.3%
Imperial Tobacco Finance plc 3.750%, 7–21–22 (E)	$1,500	1,488

Energy – 0.3%
Ensco plc 7.750%, 2–1–26	480	453
KCA Deutag UK Finance plc 7.250%, 5–15–21 (E)	1,000	967

		1,420

Financials – 0.9%
ANZ New Zealand International Ltd. 3.450%, 1–21–28 (E)	500	478
Arrow Global Finance plc 5.125%, 9–15–24 (J)	GBP150	183
Barclays plc 8.250%, 12–29–49	$1,300	1,321
Esure Group plc 6.750%, 12–19–24 (J)	GBP850	1,290
HSBC Holdings plc 4.583%, 6–19–29	$800	808
RL Finance Bonds No. 2 plc 6.125%, 11–30–43 (I)(J)	GBP100	146
Scottish Widows Ltd. 5.500%, 6–16–23 (J)	100	145

		4,371

Real Estate – 0.0%
Keystone Financing plc 9.500%, 10–15–19 (J)	81	108

Total United Kingdom – 1.5%		$7,517
United States

Consumer Discretionary – 6.5%
Acosta, Inc. 7.750%, 10–1–22 (E)	$1,013	506
Allison Transmission, Inc. 5.000%, 10–1–24 (E)	178	175
Altice U.S. Finance I Corp.:
5.375%, 7–15–23 (E)	484	481
5.500%, 5–15–26 (E)	860	830
Altice U.S. Finance II Corp. 7.750%, 7–15–25 (E)	605	632
Arch Merger Sub, Inc. 8.500%, 9–15–25 (B)(E)	1,414	1,318
Argos Merger Sub, Inc. 7.125%, 3–15–23 (E)	115	77
Block Communications, Inc. 6.875%, 2–15–25 (E)	114	114
Boyne USA, Inc. 7.250%, 5–1–25 (E)	476	496
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26 (E)	2,700	2,618
5.000%, 2–1–28 (E)	909	832
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC 5.375%, 4–15–27	405	399
Clear Channel Outdoor Holdings, Inc. 6.500%, 11–15–22	1,985	2,022
Clear Channel Worldwide Holdings, Inc., Series A 7.625%, 3–15–20	227	225
Clear Channel Worldwide Holdings, Inc., Series B 7.625%, 3–15–20	1,925	1,914
CSC Holdings LLC 5.375%, 2–1–28 (E)	960	888

Cumberland Farms, Inc. 6.750%, 5–1–25 (E)	357	361
DISH DBS Corp.:
6.750%, 6–1–21	450	451
5.875%, 7–15–22	1,000	940
5.875%, 11–15–24	135	114
7.750%, 7–1–26	449	393
E.W. Scripps Co. 5.125%, 5–15–25 (E)	66	62
Everi Payments, Inc. 7.500%, 12–15–25 (E)	851	853
Golden Nugget, Inc.:
6.750%, 10–15–24 (E)	1,202	1,202
8.750%, 10–1–25 (E)	481	494
Gray Television, Inc. 5.875%, 7–15–26 (E)	188	179
Hanesbrands, Inc. 4.875%, 5–15–26 (E)	250	241
K Hovnanian Enterprises, Inc. 10.000%, 7–15–22 (E)	927	976
Laureate Education, Inc. 8.250%, 5–1–25 (E)	3,838	4,095
Lennar Corp. 4.500%, 4–30–24	650	626
MDC Partners, Inc. 6.500%, 5–1–24 (E)	1,046	907
Neptune Finco Corp.:
10.125%, 1–15–23 (E)	1,248	1,376
6.625%, 10–15–25 (E)	225	230
10.875%, 10–15–25 (E)	448	517
Nexstar Escrow Corp. 5.625%, 8–1–24 (E)	159	153
Outfront Media Capital LLC and Outfront Media Capital Corp. 5.625%, 2–15–24	400	405
Penske Automotive Group, Inc. 5.500%, 5–15–26	153	150
PetSmart, Inc. 5.875%, 6–1–25 (E)	79	61
Radio One, Inc. (GTD by TV One LLC) 7.375%, 4–15–22 (E)	516	499
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (E)	571	559
6.000%, 7–15–24 (E)	1,450	1,477
Sonic Automotive, Inc. 5.000%, 5–15–23	815	778
VOC Escrow Ltd. 5.000%, 2–15–28 (E)	85	80
WMG Acquisition Corp. 5.500%, 4–15–26 (E)	368	365

		32,071

Consumer Staples – 3.6%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB) 2.650%, 2–1–21	1,500	1,479
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 4.000%, 4–13–28	1,150	1,147
Bunge Ltd. Finance Corp. 3.500%, 11–24–20	3,795	3,793
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (E)	966	923
5.750%, 6–15–25 (E)	969	901
JBS USA Lux S.A. and JBS USA Finance, Inc. 6.750%, 2–15–28 (E)	1,423	1,344
Maple Escrow Subsidiary, Inc. 4.597%, 5–25–28 (E)	1,075	1,079
Performance Food Group, Inc. 5.500%, 6–1–24 (E)	618	610
Philip Morris International, Inc. 1.375%, 2–25–19	1,000	993
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (E)	170	163
5.875%, 9–30–27 (E)	997	925
Post Holdings, Inc.:
5.500%, 3–1–25 (E)	146	143
5.000%, 8–15–26 (E)	289	269
5.750%, 3–1–27 (E)	1,185	1,144

Simmons Foods, Inc. 5.750%, 11–1–24 (E)	2,098	1,820
U.S. Foods, Inc. 5.875%, 6–15–24 (E)	694	706

		17,439

Energy – 2.4%
Brand Energy & Infrastructure Services, Inc. 8.500%, 7–15–25 (E)	632	640
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24	633	641
6.375%, 7–1–26 (E)	73	73
Chesapeake Energy Corp. 8.000%, 1–15–25 (B)	74	75
Comstock Resources, Inc. (10.000% Cash or 12.500% PIK) 10.000%, 3–15–20 (L)	485	507
Crownrock L.P. 5.625%, 10–15–25 (E)	1,441	1,391
Diamondback Energy, Inc. 4.750%, 11–1–24	510	497
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (E)	513	498
5.750%, 1–30–28 (E)	347	338
EP Energy LLC and Everest Acquisition Finance, Inc. 7.750%, 5–15–26 (E)	367	376
Extraction Oil & Gas, Inc. 5.625%, 2–1–26 (E)	652	624
Laredo Petroleum, Inc. 6.250%, 3–15–23	185	185
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc. 10.625%, 5–1–24 (E)	559	583
Moss Creek Resources Holdings, Inc. 7.500%, 1–15–26 (E)	1,359	1,328
Newfield Exploration Co. 5.625%, 7–1–24	150	158
Parsley Energy LLC and Parsley Finance Corp. 5.625%, 10–15–27 (E)	336	334
PDC Energy, Inc. 6.125%, 9–15–24	55	56
QEP Resources, Inc. 5.625%, 3–1–26	309	295
Reliance Holding USA, Inc. 4.500%, 10–19–20 (E)	500	508
Sanchez Energy Corp. 7.250%, 2–15–23 (E)	122	121
SESI LLC 7.125%, 12–15–21	196	199
Targa Resources Partners L.P. 5.000%, 1–15–28 (E)	361	336
Ultra Resources, Inc. 6.875%, 4–15–22 (E)	259	196
USA Compression Partners L.P. 6.875%, 4–1–26 (E)	859	889
Weatherford International Ltd., Convertible 5.875%, 7–1–21	672	661
Whiting Petroleum Corp.:
5.750%, 3–15–21	293	299
6.625%, 1–15–26 (E)	242	250

		12,058

Financials – 7.6%
Amwins Group, Inc. 7.750%, 7–1–26 (E)	607	616
Australia and New Zealand Banking Group Ltd.:
2.000%, 11–16–18	500	499
2.250%, 6–13–19	1,500	1,492
Balboa Merger Sub, Inc. 11.375%, 12–1–21 (E)	1,310	1,415
Bank of America Corp.:
6.875%, 11–15–18	1,700	1,727
3.593%, 7–21–28	1,200	1,145
BBVA Bancomer S.A. 6.500%, 3–10–21 (E)	1,100	1,145
Citigroup, Inc. 3.520%, 10–27–28	1,250	1,174

Compass Group Diversified Holdings LLC
8.000%, 5–1–26 (E)	488	476
Cooperatieve Rabobank U.A. 3.125%, 4–26–21	1,000	996
CURO Financial Technologies Corp. 12.000%, 3–1–22 (E)	176	191
Diamond 1 Finance Corp. and Diamond 2 Finance Corp. 3.480%, 6–1–19 (E)	500	501
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) 2.400%, 5–9–19	1,000	995
Goldman Sachs Group, Inc. (The) 3.814%, 4–23–29	2,300	2,185
Hadrian Merger Sub, Inc. 8.500%, 5–1–26 (E)	894	869
HSBC USA, Inc. 2.750%, 8–7–20	1,000	992
Hub International Ltd. 7.000%, 5–1–26 (E)	1,217	1,201
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22	771	787
6.375%, 12–15–25	257	257
Industrial and Commercial Bank of China Ltd. 2.957%, 11–8–22	750	727
JPMorgan Chase & Co. 3.540%, 5–1–28	1,750	1,675
KeyBank N.A. 2.500%, 12–15–19	1,000	992
Liberty Mutual Holding Co., Inc. 7.800%, 3–15–37 (E)	699	825
MetLife, Inc. 10.750%, 8–1–39	530	816
National Australia Bank Ltd. 2.000%, 1–14–19	1,500	1,494
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK) 10.625%, 5–1–19 (E)(L)	3,173	3,125
NFP Corp. 6.875%, 7–15–25 (E)	2,296	2,250
Novae Group plc (3-Month U.S. LIBOR plus 405 bps) 6.393%, 6–30–34 (D)(F)	400	396
Provident Funding Associates L.P. and PFG Finance Corp. 6.375%, 6–15–25 (E)	656	639
Quicken Loans, Inc. 5.750%, 5–1–25 (E)	1,170	1,145
Rabobank Nederland 2.500%, 1–19–21	750	736
TerraForm Global Operating LLC (GTD by Terra Form Global LLC) 6.125%, 3–1–26 (E)	1,150	1,136
TMX Finance LLC and TitleMax Finance Corp. 11.125%, 4–1–23 (E)	733	744
USIS Merger Sub, Inc. 6.875%, 5–1–25 (E)	241	240
VHF Parent LLC 6.750%, 6–15–22 (E)	186	193
Wells Fargo & Co. 4.300%, 7–22–27	1,175	1,158
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps) 6.111%, 3–29–49 (F)	1,350	1,368

		38,322

Health Care – 2.4%
AMN Healthcare, Inc. 5.125%, 10–1–24 (E)	241	234
Avantor, Inc.:
6.000%, 10–1–24 (E)	409	405
9.000%, 10–1–25 (E)	841	847
DaVita HealthCare Partners, Inc. 5.125%, 7–15–24	100	97
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (E)	600	608
4.500%, 1–15–23 (E)	2,500	2,541
HCA, Inc. (GTD by HCA Holdings, Inc.) 5.250%, 6–15–26	115	114

Jaguar Holding Co. II and Pharmaceutical Product Development LLC 6.375%, 8–1–23 (E)	500	498
Kinetic Concepts, Inc. and KCI USA, Inc. 12.500%, 11–1–21 (E)	112	124
MPH Acquisition Holdings LLC 7.125%, 6–1–24 (E)	482	494
Surgery Center Holdings, Inc. 8.875%, 4–15–21 (E)	948	975
Universal Hospital Services, Inc. 7.625%, 8–15–20	1,610	1,606
Valeant Pharmaceuticals International, Inc.:
5.500%, 3–1–23 (E)	26	24
5.500%, 11–1–25 (E)	240	237
9.000%, 12–15–25 (E)	167	173
9.250%, 4–1–26 (E)	488	507
8.500%, 1–31–27 (E)	367	372
VPII Escrow Corp. 7.500%, 7–15–21 (E)	768	780
VRX Escrow Corp.:
5.875%, 5–15–23 (E)	423	397
6.125%, 4–15–25 (E)	419	386

		11,419

Industrials – 2.6%
Ahern Rentals, Inc. 7.375%, 5–15–23 (E)	770	751
Azul Investments LLP 5.875%, 10–26–24 (B)(E)	1,350	1,144
BAE Systems Holdings, Inc.:
6.375%, 6–1–19 (E)	750	772
2.850%, 12–15–20 (E)	344	340
JELD-WEN, Inc. 4.625%, 12–15–25 (E)	500	476
KLX, Inc. 5.875%, 12–1–22 (E)	1,374	1,427
Lockheed Martin Corp. 2.500%, 11–23–20	1,695	1,672
Masco Corp. 4.375%, 4–1–26	133	132
Prime Security Services Borrower LLC 9.250%, 5–15–23 (E)	1,692	1,806
Standard Industries, Inc. 5.500%, 2–15–23 (E)	364	371
Summit Materials LLC and Summit Materials Finance Corp. 6.125%, 7–15–23 (B)	172	175
TransDigm UK Holdings plc 6.875%, 5–15–26 (E)	413	419
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	1,150	1,156
6.500%, 7–15–24	1,372	1,396
6.500%, 5–15–25	215	217
6.375%, 6–15–26	287	285
United Rentals (North America), Inc. (GTD by United Rentals, Inc.) 5.875%, 9–15–26	151	152
Waste Pro USA, Inc. 5.500%, 2–15–26 (E)	94	90
WESCO Distribution, Inc. (GTD by WESCO International, Inc.) 5.375%, 6–15–24	114	112

		12,893

Information Technology – 1.8%
Alliance Data Systems Corp.:
5.875%, 11–1–21 (E)	207	211
5.375%, 8–1–22 (E)	1,444	1,451
Cardtronics, Inc. and Cardtronics USA, Inc. 5.500%, 5–1–25 (E)	158	143
Infor (U.S.), Inc. 5.750%, 5–15–22 (J)	EUR100	117
Infor Software Parent LLC and Infor Software Parent, Inc. (7.125% Cash or 7.875% PIK) 7.125%, 5–1–21 (E)	$225	226
Italics Merger Sub, Inc. 7.125%, 7–15–23 (E)	2,231	2,254

j2 Cloud Services LLC and j2 Global, Inc. 6.000%, 7–15–25 (E)	270	273
NCR Escrow Corp. 6.375%, 12–15–23	965	1,000
Orbcomm, Inc. 8.000%, 4–1–24 (E)	867	906
Pioneer Holding Corp. 9.000%, 11–1–22 (E)	713	736
Riverbed Technology, Inc. and Project Homestake Merger Corp. 8.875%, 3–1–23 (B)(E)	1,309	1,241
Vantiv LLC and Vantiv Issuer Corp. 4.375%, 11–15–25 (E)	500	477

		9,035

Materials – 1.7%
American Greetings Corp. 8.750%, 4–15–25 (E)	1,201	1,117
BakerCorp International, Inc. 8.250%, 6–1–19	1,363	1,318
CEMEX Finance LLC 6.000%, 4–1–24 (E)	1,500	1,521
Flex Acquisition Co., Inc. 6.875%, 1–15–25 (E)	130	125
Hillman Group, Inc. (The) 6.375%, 7–15–22 (E)	1,470	1,407
Ingevity Corp. 4.500%, 2–1–26 (E)	366	345
Kraton Polymers LLC and Kraton Polymers Capital Corp. 7.000%, 4–15–25 (E)	210	217
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (E)	447	447
5.875%, 9–30–26 (E)	137	131
Pinnacle Operating Corp. 9.000%, 5–15–23 (E)	560	527
PSPC Escrow Corp. 6.500%, 2–1–22 (E)	343	349
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A. 5.125%, 7–15–23 (E)	260	257
Valvoline Finco Two LLC 5.500%, 7–15–24 (B)	150	152

		7,913

Real Estate – 0.3%
American Tower Corp. 3.400%, 2–15–19	600	602
Colony NorthStar, Inc., Convertible 3.875%, 1–15–21	704	669
iStar Financial, Inc., Convertible 6.500%, 7–1–21	125	127
iStar, Inc., Convertible 3.125%, 9–15–22	486	472
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.) 5.250%, 8–1–26	63	62

		1,932

Telecommunication Services – 3.1%
AT&T, Inc. 2.300%, 3–11–19	1,500	1,495
CommScope Technologies LLC (GTD by CommScope, Inc.) 5.000%, 3–15–27 (E)	430	405
Consolidated Communications Finance II Co. 6.500%, 10–1–22 (B)	1,016	947
Frontier Communications Corp.:
6.875%, 1–15–25 (B)	1,026	660
11.000%, 9–15–25 (B)	1,751	1,400
8.500%, 4–1–26 (E)	611	590

GCI, Inc. 6.875%, 4–15–25	1,075	1,113
Level 3 Communications, Inc. 5.750%, 12–1–22	500	500
Level 3 Escrow II, Inc. 5.375%, 8–15–22	709	709
Olympus Merger Sub, Inc. 8.500%, 10–15–25 (E)	2,969	2,709
Sprint Corp.:
7.250%, 9–15–21	2,137	2,222
7.875%, 9–15–23	1,427	1,480
7.125%, 6–15–24	500	505
7.625%, 3–1–26	367	374
Sprint Nextel Corp.:
9.000%, 11–15–18 (E)	56	57
7.000%, 8–15–20	242	250
11.500%, 11–15–21	126	149

		15,565

Utilities – 0.7%
Great Plains Energy, Inc. 4.850%, 6–1–21	1,500	1,540
Pattern Energy Group, Inc., Convertible 4.000%, 7–15–20	279	278
PSEG Power LLC (GTD by Nuclear, Fossil and ER&T) 2.450%, 11–15–18	1,250	1,249
Sempra Energy 2.850%, 11–15–20	500	493

		3,560

Total United States – 32.7%		$162,207

TOTAL CORPORATE DEBT SECURITIES – 56.5%		$281,775
(Cost: $288,585)

MORTGAGE-BACKED SECURITIES
Cayman Islands – 0.0%
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps) 7.909%, 1–28–30 (E)(F)	250	243

United States – 1.7%
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps) 6.019%, 4–15–35 (E)(F)	600	602
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class F (1-Month U.S. LIBOR plus 420 bps) 6.273%, 12–15–36 (E)(F)	400	400
Barclays Commercial Mortgage Securities LLC, Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS (1-Month U.S. LIBOR plus 370 bps) 5.773%, 11–15–34 (E)(F)	700	701
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class C (Mortgage spread to 3-year U.S. Treasury index) 5.020%, 9–15–23 (E)	1,000	1,001
Marlette Funding Trust, Series 2017-2A, Class C 4.580%, 7–15–24 (E)	450	456
Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014-14A, Class D (3-Month U.S. LIBOR plus 395 bps) 6.305%, 11–12–25 (E)(F)	800	799
Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014A, Class E (3-Month U.S. LIBOR plus 535 bps) 7.705%, 11–12–25 (E)(F)	800	797

PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps) 4.941%, 2–25–23 (E)(F)	2,000	2,012
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F (1-Month U.S. LIBOR plus 550 bps) 7.573%, 6–15–29 (E)(F)	1,500	1,503

		8,271

TOTAL MORTGAGE-BACKED SECURITIES – 1.7%		$8,514
(Cost: $8,467)

OTHER GOVERNMENT SECURITIES (M)
Argentina – 0.6%
Aeropuertos Argentina 2000 S.A. 6.875%, 2–1–27 (E)	625	600
Republic of Argentina 6.875%, 4–22–21	2,500	2,462

		3,062

Brazil – 1.8%
Banco Nacional de Desenvolvimento Economico e Social 4.750%, 5–9–24 (E)	1,900	1,783
Federative Republic of Brazil 4.875%, 1–22–21	6,800	6,895

		8,678

Columbia – 0.5%
Republic of Colombia 4.375%, 7–12–21	2,600	2,653

Indonesia – 1.8%
Republic of Indonesia:
3.750%, 4–25–22 (E)	6,000	5,938
2.950%, 1–11–23	3,300	3,132

		9,070

Luxembourg – 0.4%
Amigo Luxembourg S.A. 7.625%, 1–15–24 (E)(J)	GBP100	136
Rumo Luxembourg S.a.r.l. 7.375%, 2–9–24 (E)	$1,750	1,768

		1,904

Mexico – 0.5%
United Mexican States 3.625%, 3–15–22	2,500	2,504

Peru – 0.4%
Union Andina de Cementos S.A. 5.875%, 10–30–21 (E)	2,000	2,048

Poland – 1.3%
Republic of Poland 5.125%, 4–21–21	6,000	6,298

Qatar – 0.8%
Qatar Government Bond 2.375%, 6–2–21 (E)	4,000	3,860

Saudi Arabia – 0.3%
Saudi Arabia Government Bond 2.375%, 10–26–21 (E)	1,500	1,440

South Africa – 0.3%
Republic of South Africa 5.500%, 3–9–20	1,600	1,640

Turkey – 0.4%
Turkey Government Bond 5.125%, 3–25–22	2,000	1,936

United Kingdom – 0.1%
Barclays plc 4.337%, 1–10–28	700	665

United States – 0.2%
Republic of Argentina 5.625%, 1–26–22	1,000	935

Venezuela – 0.3%
Corporacion Andina de Fomento 2.000%, 5–10–19	1,500	1,488

TOTAL OTHER GOVERNMENT SECURITIES – 9.7%		$48,181
(Cost: $49,753)

LOANS (F)
Canada

Consumer Discretionary – 0.2%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps) 6.094%, 5–15–23	850	843

Industrials – 0.0%
Garda World Security Corp. (ICE LIBOR plus 400 bps):
5.800%, 5–26–24	190		190
7.250%, 5–26–24	—	*	1

			191

Total Canada – 0.2%			$1,034
			1,034

Cayman Islands

Industrials – 0.1%
Agro Merchants Intermediate Holdings L.P. (ICE LIBOR plus 375 bps) 6.084%, 12–6–24	249		249

Total Cayman Islands – 0.1%			$249
China

Health Care – 0.1%
Concordia International Corp. (ICE LIBOR plus 425 bps) 6.344%, 10–21–21	483		429

Total China – 0.1%			$429
Denmark

Telecommunication Services – 0.1%
TDC A/S 0.000%, 6–11–25 (N)	250		249

Total Denmark – 0.1%			$249
Euro

Financials – 0.1%
Jade Germany GmbH (3-Month EURIBOR plus 475 bps) 5.750%, 5–31–23 (J)	EUR495		579

Total Euro – 0.1%			$579
France

Health Care – 0.4%
Ceva Sante Animale (3-Month EURIBOR plus 300 bps) 3.000%, 6–30–21 (J)	436		502
HomeVi SAS (3-Month EURIBOR plus 325 bps) 3.250%, 10–30–24 (J)	500		574
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps) 3.500%, 6–14–24 (J)	500		582
Sebia S.A. (3-Month EURIBOR plus 300 bps) 3.000%, 10–24–24 (J)	300		343

			2,001

Total France – 0.4%			$2,001
			2,001

Germany

Consumer Staples – 0.1%
Douglas Holding AG (3-Month EURIBOR plus 325 bps) 3.250%, 8–13–22 (J)	313		329

Total Germany – 0.1%			$329
Ireland

Financials – 0.1%
ION Trading Finance Ltd. 0.000%, 11–21–24 (N)	$281		278

Total Ireland – 0.1%			$278
Isle Of Man

Consumer Discretionary – 0.1%
GVC Holdings plc (ICE LIBOR plus 250 bps) 4.602%, 3–16–24 (C)	249		249

Total Isle Of Man – 0.1%			$249
Luxembourg

Health Care – 0.0%
AI Sirona (Luxembourg) Acquisition S.a.r.l. 0.000%, 5–29–25 (J)(N)	GBP120		156

AI Sirona (Luxembourg) Acquisition S.a.r.l. (3-Month EURIBOR plus 400 bps) 0.000%, 5–29–25 (J)(N)	EUR133	154

		310

Information Technology – 0.0%
SS&C Technologies Holdings, Inc. (ICE LIBOR plus 250 bps) 4.594%, 4–16–25	$65	64

Materials – 0.1%
SK Spice Holdings S.a.r.l. (3-Month ICE LIBOR plus 425 bps) 6.587%, 7–11–24	352	351

Total Luxembourg – 0.1%		$725
		725

Netherlands

Financials – 0.1%
Fugue Finance B.V. (3-Month EURIBOR plus 325 bps) 3.250%, 6–26–24 (J)	EUR500	573

Materials – 0.1%
Caldic B.V. (3-Month EURIBOR plus 325 bps) 3.250%, 7–18–24 (J)	500	581

Total Netherlands – 0.2%		$1,154
		1,154

Sweden

Industrials – 0.0%
Verisure Holding AB (3-Month EURIBOR plus 300 bps) 3.000%, 10–21–22 (J)	260	297

Total Sweden – 0.0%		$297
United Kingdom

Consumer Discretionary – 0.2%
Belmond Interfin Ltd. (3-Month EURIBOR plus 300 bps) 3.000%, 7–3–24 (J)	495	578
Eagle Bidco Ltd. (ICE LIBOR plus 475 bps) 5.251%, 5–6–22 (J)	GBP500	659

		1,237

Health Care – 0.1%
Elysium Healthcare Holdings 3 Ltd. 0.000%, 4–4–25 (J)(N)	44	57
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps) 5.751%, 4–4–25 (J)	456	593

		650

Real Estate – 0.1%
Park Hotels & Resorts, Inc. (ICE LIBOR plus 425 bps) 4.751%, 3–3–24 (J)	389	501

Total United Kingdom – 0.4%		$2,388
		2,388

United States

Consumer Discretionary – 4.4%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps):
5.983%, 7–2–22	$120	100
6.001%, 7–2–22	56	47

Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps) 5.344%, 7–25–21	405	382
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps) 8.594%, 7–25–22	600	543
Apro LLC (ICE LIBOR plus 400 bps) 6.140%, 8–8–24 (C)	250	251
Asurion LLC:
0.000%, 11–3–24 (N)	486	484
0.000%, 8–4–25 (N)	243	242
Asurion LLC (ICE LIBOR plus 600 bps) 8.094%, 8–4–25	488	495
BARBRI, Inc. (ICE LIBOR plus 425 bps) 6.251%, 12–1–23	249	249
Belk, Inc. (ICE LIBOR plus 475 bps) 7.088%, 12–10–22	904	697
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps) 5.530%, 2–3–24	1,746	1,744
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps) 9.530%, 1–27–25	1,389	1,401
Caliber Collision Centers, Inc. (ICE LIBOR plus 300 bps) 5.094%, 2–1–24	211	211
Charter Communications Operating LLC (ICE LIBOR plus 200 bps) 4.100%, 4–30–25	249	248
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps) 8.047%, 5–9–20 (E)	50	50
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps) 7.324%, 11–9–19	800	803
CSC Holdings LLC (ICE LIBOR plus 225 bps) 4.323%, 7–17–25	213	211
Eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps) 3.250%, 4–18–24 (J)	EUR250	289
Equinox Holdings, Inc. (ICE LIBOR plus 300 bps) 5.094%, 3–8–24	$212	212
Everi Payments, Inc. (ICE LIBOR plus 450 bps) 5.094%, 5–9–24	239	238
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps) 7.074%, 8–9–19 (E)	120	120
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps) 8.574%, 2–9–20	1,300	1,307
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps) 7.296%, 6–8–25	200	196
J. Crew Group, Inc. 0.000%, 3–5–21 (N)	566	471
J.C. Penney Co., Inc. (ICE LIBOR plus 425 bps) 6.569%, 6–23–23	249	237
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps) 7.509%, 10–16–23	739	733
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps) 11.581%, 5–21–24 (C)	1,215	1,200
Laureate Education, Inc. (ICE LIBOR plus 350 bps) 5.594%, 4–26–24	1,519	1,518
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps) 5.848%, 1–7–22	18	17
Mister Car Wash Holdings, Inc. (ICE LIBOR plus 400 bps) 5.703%, 8–21–21	387	388
Nexstar Broadcasting Group, Inc. (ICE LIBOR plus 250 bps) 4.483%, 1–17–24	148	148
Nexstar Broadcasting Group, Inc. (ICE LIBOR plus 300 bps) 4.483%, 1–17–24	19	19

NPC International, Inc. (ICE LIBOR plus 350 bps) 5.594%, 4–20–24	148		148
NPC International, Inc. (ICE LIBOR plus 750 bps) 9.594%, 4–18–25	616		622
Penn National Gaming, Inc. (ICE LIBOR plus 250 bps) 4.594%, 1–19–24	136		136
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps) 5.609%, 1–26–23	260		187
PetSmart, Inc. 0.000%, 3–11–22 (N)	91		75
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps) 5.010%, 3–11–22	1,141		941
Rough Country LLC (ICE LIBOR plus 375 bps) 5.844%, 5–25–23 (C)	249		249
Sinclair Television Group, Inc. 0.000%, 1–31–25 (N)	250		249
SIWF Holdings, Inc. 0.000%, 5–25–25 (N)	244		245
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps) 6.323%, 5–25–25	488		490
Talbots, Inc. (The) (ICE LIBOR plus 450 bps) 6.594%, 3–19–20	836		822
Talbots, Inc. (The) (ICE LIBOR plus 850 bps) 10.594%, 3–19–21	391		378
Times Square JV LLC and CPTS Hotel Lessee LLC (1-Month U.S. LIBOR plus 600 bps) 8.047%, 5–9–20 (E)	550		550
Travel Leaders Group LLC (ICE LIBOR plus 450 bps) 7.001%, 1–25–24 (C)	234		235
TRLG Intermediate Holdings LLC 10.000%, 10–27–22	148		136
Univision Communications, Inc. (ICE LIBOR plus 275 bps) 4.844%, 3–15–24	310		299
Winter Park Intermediate, Inc. (ICE LIBOR plus 475 bps) 6.751%, 4–4–25 (C)	250		248

			21,261

Consumer Staples – 0.3%
Dairyland USA Corp. (ICE LIBOR plus 400 bps) 6.090%, 6–22–22	239		240
Dole Food Co., Inc. (ICE LIBOR plus 300 bps):
4.780%, 4–6–24	68		67
4.844%, 4–6–24	68		68
5.084%, 4–6–24	—	*	—	*
4.841%, 4–6–24	68		67
6.750%, 4–6–24	6		6
Post Holdings, Inc. (ICE LIBOR plus 225 bps) 4.100%, 5–24–24	230		228
Prestige Brands, Inc. (ICE LIBOR plus 200 bps) 4.094%, 1–26–24	148		148
Sigma U.S. Corp. 0.000%, 3–7–25 (N)	250		247
Wellness Merger Sub, Inc. (ICE LIBOR plus 475 bps) 6.844%, 6–30–24	272		274

			1,345

Energy – 0.8%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps) 12.844%, 2–16–21 (C)	266		239
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps) 7.844%, 8–12–20	1,142		1,121
California Resources Corp. (ICE LIBOR plus 475 bps) 6.838%, 12–31–22	376		382
EG America LLC (ICE LIBOR plus 400 bps) 6.334%, 2–6–25	249		247

Foresight Energy LLC (ICE LIBOR plus 725 bps) 8.109%, 3–28–22	1,625	1,613
Oryx Southern Delaware Holdings LLC (ICE LIBOR plus 325 bps) 5.344%, 2–28–25 (C)	249	246
Westmoreland Coal Co. (ICE LIBOR plus 650 bps) 8.834%, 12–16–20	982	229

		4,077

Financials – 2.0%
Alliant Holdings Intermediate LLC (ICE LIBOR plus 300 bps) 5.046%, 5–10–25	36	36
AqGen Ascensus, Inc.:
0.000%, 12–3–22 (C)(N)	137	136
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps):
5.802%, 12–3–22 (C)	371	371
5.808%, 12–3–22 (C)	16	16
Brightwood Capital Advisors LLC (1-Month U.S. LIBOR plus 495 bps) 4.950%, 4–29–23	530	543
CRCI Holdings, Inc. (ICE LIBOR plus 550 bps) 8.171%, 8–31–23	218	217
Edelman Financial Holdings II, Inc.:
0.000%, 6–26–25 (N)	250	250
0.000%, 6–26–26 (N)	780	784
EG Finco Ltd. (ICE LIBOR plus 475 bps) 5.514%, 2–6–25 (J)	GBP500	652
HarbourVest Partners LLC (ICE LIBOR plus 225 bps) 4.344%, 3–1–25	$250	249
Hub International Ltd. (ICE LIBOR plus 300 bps) 5.360%, 4–25–25	304	302
Hudson River Trading LLC (ICE LIBOR plus 425 bps) 6.344%, 4–3–25 (C)	425	426
INEOS U.S. Finance LLC (ICE LIBOR plus 200 bps) 4.094%, 3–31–24	249	247
Jane Street Group LLC (ICE LIBOR plus 375 bps) 5.844%, 8–25–22 (C)	1,555	1,565
MA FinanceCo. LLC (ICE LIBOR plus 275 bps) 4.844%, 6–21–24	38	38
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps) 6.594%, 2–28–25	1,900	1,898
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps) 10.594%, 2–28–26 (C)	545	537
NFP Corp. (ICE LIBOR plus 300 bps) 5.094%, 1–8–24	362	359
Ocean Bidco, Inc. (ICE LIBOR plus 500 bps) 7.334%, 3–21–25	248	249
Silver Lake Partners and Thoma Bravo LLC (ICE LIBOR plus 350 bps) 5.094%, 2–5–24	249	248
Tortoise Borrower LLC (ICE LIBOR plus 400 bps) 6.094%, 1–31–25 (C)	316	318

TransUnion (ICE LIBOR plus 200 bps) 4.094%, 4–9–23	138	137

		9,578

Health Care – 1.9%
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps) 5.625%, 5–4–25	250	249
ATI Holdings Acquisition, Inc. (ICE LIBOR plus 350 bps) 5.546%, 5–10–23	247	247
Avantor, Inc. (3-Month EURIBOR plus 425 bps) 4.250%, 9–22–24 (J)	EUR299	350
Avantor, Inc. (ICE LIBOR plus 400 bps) 6.094%, 9–22–24	$43	43
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps) 6.625%, 10–20–23	148	140
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps) 7.073%, 5–15–25	250	247
CHG PPC Parent LLC (ICE LIBOR plus 275 bps) 4.844%, 1–22–25 (C)	250	249
Covenant Surgical Partners, Inc. 0.000%, 9–29–24 (C)(N)	23	23
Covenant Surgical Partners, Inc. (3-Month ICE LIBOR plus 475 bps) 7.109%, 9–29–24 (C)	10	10
Covenant Surgical Partners, Inc. (ICE LIBOR plus 475 bps):
7.062%, 9–29–24 (C)	191	191
7.071%, 9–29–24 (C)	19	19
7.104%, 9–29–24 (C)	5	5
Ethypharm (ICE LIBOR plus 475 bps) 5.424%, 7–21–23 (J)	GBP500	657
Exactech, Inc. (ICE LIBOR plus 375 bps) 5.844%, 2–14–25 (C)	$249	250
ExamWorks Group, Inc. (ICE LIBOR plus 325 bps) 5.344%, 7–27–23	306	305
Gentiva Health Services, Inc.:
0.000%, 6–21–25 (C)(N)	1,461	1,450
0.000%, 6–21–26 (C)(N)	365	369
Hanger, Inc. (ICE LIBOR plus 350 bps) 5.594%, 3–6–25 (C)	249	248
Heartland Dental LLC 0.000%, 4–30–25 (C)(N)	119	118
Heartland Dental LLC (ICE LIBOR plus 375 bps) 5.844%, 4–30–25 (C)	793	788
LifeScan Global Corp. 0.000%, 6–19–25 (C)(N)	122	117
LSCS Holdings, Inc. 0.000%, 3–9–25 (C)(N)	11	10
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
6.421%, 3–9–25	50	49
6.584%, 3–9–25	50	50
6.751%, 3–9–25	50	50
6.344%, 3–9–25 (C)	89	89
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps) 7.109%, 8–28–22	249	237
QuintilesIMS, Inc. (3-Month EURIBOR plus 200 bps) 2.750%, 3–7–24 (J)	EUR246	284
SavaSeniorCare LLC (1-Month U.S. LIBOR plus 730 bps) 9.374%, 10–11–18	$1,077	1,087

Schumacher Group (ICE LIBOR plus 400 bps) 6.094%, 7–31–22	276	275
Syneos Health, Inc. (ICE LIBOR plus 200 bps) 4.094%, 8–1–24	229	228
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps) 4.844%, 2–6–24 (C)	149	143
UIC Merger Sub, Inc. (ICE LIBOR plus 325 bps) 5.344%, 8–31–24	248	247
WW Medical and Healthcare Holdings Corp. (ICE LIBOR plus 375 bps) 5.844%, 11–2–24 (C)	249	250

		9,074

Industrials – 2.5%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps) 7.530%, 6–8–25 (C)	200	199
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps) 5.344%, 7–31–22	442	443
Chill Merger Sub, Inc. (ICE LIBOR plus 350 bps) 5.594%, 3–20–24	225	226
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps) 5.084%, 11–22–20	72	71
Diamond (BC) B.V. (ICE LIBOR plus 300 bps) 5.097%, 9–6–24	249	244
Dynacast International LLC (ICE LIBOR plus 850 bps) 10.834%, 1–30–23 (C)	683	683
Fastener Acquisition, Inc. (ICE LIBOR plus 425 bps):
6.344%, 3–28–25	106	106
6.584%, 3–28–25	143	143
MB Aerospace Holdings II Corp. (ICE LIBOR plus 350 bps) 5.594%, 1–22–25	249	249
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps) 7.094%, 5–10–25	1,518	1,524
Morsco, Inc. (ICE LIBOR plus 700 bps) 11.000%, 10–31–23 (C)	94	95
MRO Holdings, Inc. (ICE LIBOR plus 525 bps) 7.584%, 10–25–23 (C)	498	498
Oasis Outsourcing Holdings, Inc. (3-Month ICE LIBOR plus 375 bps) 5.344%, 6–30–23	308	310
Packers Holdings LLC (ICE LIBOR plus 325 bps) 5.275%, 11–17–24	249	247
PAE Holding Corp. (ICE LIBOR plus 550 bps) 7.594%, 10–20–22	1,490	1,491
PAE Holding Corp. (ICE LIBOR plus 950 bps) 11.594%, 10–20–23	134	134
Power Products LLC (3-Month ICE LIBOR plus 400 bps) 6.362%, 12–20–22	499	500
PT Holdings LLC (ICE LIBOR plus 400 bps) 6.334%, 12–7–24	330	328
SH 130 Concession Co. LLC (3-Month ICE LIBOR plus 287.5 bps) 4.969%, 6–5–20	356	358
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps) 6.109%, 11–1–24 (C)	249	241
Solera LLC and Solera Finance, Inc. (ICE LIBOR plus 475 bps) 4.844%, 3–3–23	481	478

Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps) 7.105%, 9–8–23 (C)	147	147
U.S. Security Associates Holdings, Inc. (ICE LIBOR plus 400 bps) 5.834%, 7–28–23	377	377
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps) 5.844%, 8–25–24	309	309
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps) 9.844%, 8–25–25	1,087	1,090
William Morris Endeavor Entertainment LLC (ICE LIBOR plus 275 bps) 4.930%, 5–29–25	237	235
YRC Worldwide, Inc. (ICE LIBOR plus 850 bps) 10.594%, 7–26–22	525	529
Zebra Technologies Corp. (ICE LIBOR plus 175 bps) 4.057%, 10–27–21	267	267

		11,522

Information Technology – 1.5%
Applied Systems, Inc. (ICE LIBOR plus 700 bps) 9.334%, 9–18–25	384	395
Aptean Holdings, Inc. (3-Month ICE LIBOR plus 425 bps) 6.590%, 12–20–22	296	296
CCC Information Services, Inc. (ICE LIBOR plus 675 bps) 8.844%, 3–31–25	215	214
Ciena Corp. (ICE LIBOR plus 250 bps) 4.584%, 1–30–22	207	208
Colorado Buyer, Inc. 0.000%, 5–1–25 (N)	125	125
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps) 9.610%, 5–1–25	289	288
DigiCert Holdings, Inc. (ICE LIBOR plus 475 bps) 6.844%, 10–31–24	249	249
First Data Corp. (ICE LIBOR plus 225 bps):
4.091%, 7–10–22	92	91
4.091%, 4–26–24	131	130
Flexera Software LLC (ICE LIBOR plus 325 bps) 5.350%, 2–26–25	249	248
Global Tel Link Corp. (ICE LIBOR plus 775 bps) 10.584%, 11–20–20	130	130
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps) 5.860%, 5–22–25 (C)	607	607
HS Purchaser LLC (ICE LIBOR plus 375 bps) 5.844%, 3–29–25	250	249
Inovalon Holdings, Inc. (ICE LIBOR plus 350 bps) 5.563%, 4–2–25	250	243
Microchip Technology, Inc. (ICE LIBOR plus 200 bps) 4.100%, 5–24–25	250	249
Mitchell International, Inc. (1-Month U.S. LIBOR plus 325 bps) 5.344%, 11–30–24 (C)	19	18
Mitchell International, Inc. (ICE LIBOR plus 325 bps) 5.344%, 11–30–24 (C)	231	229
Mitchell International, Inc. (ICE LIBOR plus 725 bps) 9.344%, 11–30–25	400	399
NAVEX Global, Inc. (ICE LIBOR plus 475 bps) 6.344%, 11–19–21	324	325
Navicure, Inc. (ICE LIBOR plus 375 bps) 5.844%, 11–1–24 (C)	249	248

Output Services Group, Inc. 0.000%, 3–27–20 (N)	43	43
Output Services Group, Inc. (ICE LIBOR plus 425 bps) 6.344%, 3–27–24	207	208
Park Place Technologies LLC (ICE LIBOR plus 400 bps) 6.094%, 3–29–25 (C)	250	250
Peak 10 Holding Corp. (ICE LIBOR plus 350 bps) 5.834%, 8–1–24	248	245
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps) 4.844%, 6–21–24	258	257
SS&C Technologies Holdings, Inc. (ICE LIBOR plus 250 bps) 4.594%, 4–16–25	171	171
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps) 6.344%, 7–13–20	211	188
TVC Albany, Inc. (ICE LIBOR plus 400 bps) 6.090%, 9–18–24 (C)	349	349
VF Holding Corp. 0.000%, 6–4–25 (N)	250	248
Viewpoint, Inc. (ICE LIBOR plus 425 bps) 8.250%, 7–21–24	248	248

		7,148

Materials – 0.5%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps) 7.344%, 4–5–24	130	127
Crown Americas LLC (ICE LIBOR plus 200 bps) 4.312%, 1–29–25	250	250
Ferro Corp. (ICE LIBOR plus 225 bps) 4.584%, 2–14–24	212	212
Flex Acquisition Co., Inc. (ICE LIBOR plus 325 bps) 5.751%, 6–22–25	250	249
HVSC Merger Sub Corp. (ICE LIBOR plus 400 bps):
6.171%, 10–20–24	81	82
6.094%, 10–20–24	168	168
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps) 6.850%, 3–2–23 (C)	394	394
Styrolution Group GmbH (ICE LIBOR plus 375 bps) 4.334%, 9–30–21 (C)	54	53
Versum Materials, Inc. (ICE LIBOR plus 250 bps) 4.334%, 9–29–23	226	225
W.R. Grace & Co. – Conn (ICE LIBOR plus 175 bps):
4.058%, 4–3–25	250	249

		2,009

Real Estate – 0.8%
Access CIG LLC:
0.000%, 2–27–25 (N)	62	61
Access CIG LLC (ICE LIBOR plus 375 bps) 5.844%, 2–27–25	222	222
Avolon TLB Borrower 1 U.S. LLC (ICE LIBOR plus 200 bps) 4.088%, 1–15–25	224	221
Hospitality Investors Trust, Inc. (1-Month U.S. LIBOR plus 650 bps) 8.530%, 5–1–19	1,000	1,000
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps) 8.483%, 4–1–19	1,387	1,389

Terra Millennium Corp. (ICE LIBOR plus 625 bps) 8.375%, 10–31–22 (C)	424	425

		3,318

Telecommunication Services – 0.8%
CenturyLink, Inc. (ICE LIBOR plus 275 bps):
4.844%, 9–30–22	1,152	1,147
4.844%, 1–31–25	516	505
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps) 4.334%, 2–22–24	220	219
Securus Technologies Holdings, Inc.:
0.000%, 11–1–24 (N)	103	103
Securus Technologies Holdings, Inc. (ICE LIBOR plus 450 bps) 6.594%, 11–1–24	249	250
Sprint Communications, Inc. (ICE LIBOR plus 250 bps) 4.625%, 2–2–24	426	423
West Corp. (3–Month ICE LIBOR plus 400 bps) 6.094%, 10–10–24	1,571	1,564
Westmoreland Coal Co. 0.000%, 5–22–19 (N)	37	37
Westmoreland Coal Co. (3-Month U.S. LIBOR plus 825 bps) 10.581%, 5–22–19	165	165

		4,413

Utilities – 0.2%
Westinghouse Electric Co. LLC (ICE LIBOR plus 625 bps) 6.625%, 1–11–19 (H)	1,125	1,126

Total United States – 15.7%		$74,871
		74,871

TOTAL LOANS – 17.7%		$84,832
(Cost: $85,378)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 1.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index):
3.882%, 2–25–45 (E)	500	502
3.872%, 4–25–45 (E)	1,800	1,806
3.477%, 5–25–45 (E)	1,185	1,188
3.684%, 8–25–45 (E)	350	351
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates 2.500%, 6–15–39	885	870
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4–25–40	893	867
3.000%, 2–25–44	209	208
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.490%, 5–1–19	462	465
4.646%, 7–1–20	447	455

Government National Mortgage Association Fixed Rate Pass-Through Certificates 3.500%, 4–20–34	128	128

		6,840

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.4%		$6,840
(Cost: $7,017)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 6.2%
U.S. Treasury Bonds 2.250%, 11–15–25	4,250	4,087
U.S. Treasury Notes:
1.375%, 7–31–19	1,000	989
1.500%, 8–15–20	4,000	3,913
1.375%, 9–30–20	3,050	2,971
1.875%, 7–31–22	3,350	3,242
1.875%, 10–31–22	1,000	966
1.375%, 6–30–23	7,500	7,022
1.625%, 10–31–23	1,000	944
2.125%, 9–30–24	1,600	1,538
1.500%, 8–15–26	5,560	5,020

		30,692

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.2%		$30,692
(Cost: $31,626)

SHORT-TERM SECURITIES
Commercial Paper(O) – 0.8%
J.M. Smucker Co. (The) 2.200%, 7–2–18	3,842	3,841

Master Note – 2.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.240%, 7–6–18 (I)	12,226	12,226

Money Market Funds – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 1.850%, (P)(Q)	6,054	6,054

TOTAL SHORT-TERM SECURITIES – 4.5%		$22,121
(Cost: $22,122)

TOTAL INVESTMENT SECURITIES – 100.8%		$498,419
(Cost: $508,166)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(4,040)

NET ASSETS – 100.0%		$494,379

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $5,924 are on loan.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At June 30, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
LifeScan Global Corp., 0.000%, 06-19-25	6-19-18	$122	$118	$117
Novae Group plc (3-Month U.S. LIBOR plus 405 bps), 6.393%, 06-30-34	8-4-17	400	386	396

		Shares
Pinnacle Agriculture Enterprises LLC	3-10-17	389	$177	$322
Targa Resources Corp., 9.500%	10-24-17	1	1,624	1,611
			$2,305	$2,446

The total value of these securities represented 0.5% of net assets at June 30, 2018.

(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $224,474 or 45.5% of net assets.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Zero coupon bond.

(H)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(I)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(J)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro and GBP – British Pound).

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2018.

(L)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(M)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Rate shown is the yield to maturity at June 30, 2018.

(P)	Rate shown is the annualized 7-day yield at June 30, 2018.

(Q)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at June 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	9,290	U.S. Dollar	11,697	9-28-18	JPMorgan Securities LLC	$708	$—
British Pound	4,230	U.S. Dollar	5,608	9-29-18	JPMorgan Securities LLC	3	—
Euro	560	U.S. Dollar	694	7-5-18	Morgan Stanley International	38	—
						$749	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$402	$18	$119
Total Common Stocks	$402	$18	$119
Investment Funds	6,598	—	—
Preferred Stocks	—	1,610	322
Asset-Backed Securities	—	6,395	—
Corporate Debt Securities	—	281,775	—
Mortgage-Backed Securities	—	8,514	—
Other Government Securities	—	48,181	—
Loans	—	69,644	15,188
United States Government Agency Obligations	—	6,840	—
United States Government Obligations	—	30,692	—
Short-Term Securities	6,054	16,067	—
Total	$13,054	$469,736	$15,629
Forward Foreign Currency Contracts	$—	$749	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Mortgage-Backed Securities	Loans
Beginning Balance 10-1-17	$—	$245	$1,000	$5,532
Net realized gain (loss)	—	—	—	(15)
Net change in unrealized appreciation (depreciation)	111	77	—	477
Purchases	8	—	—	10,941
Sales	—	—	—	(3,047)
Amortization/Accretion of premium/discount	—	—	—	6
Transfers into Level 3 during the period	—	—	—	3,155
Transfers out of Level 3 during the period	—	—	(1,000)	(1,861)
Ending Balance 6-30-18	$119	$322	$—	$15,188
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-18	$111	$77	$—	$30

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2018, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-18	Valuation Technique(s)	Unobservable Input(s)	Input Value
Assets
Common Stocks	$119	Market approach	Adjusted EBITDA multiple	9.99x
			Adjusted EBITDA multiple	10.70x
Preferred Stocks	322	Market approach	Illiquidity discount	10%
Loans	15,188	Third-party vendor service	Broker quotes	N/A

Significant increase (decrease) in the adjusted EBITDA multiple could result in higher (lower) fair value measurement.

The following acronyms are used throughout this schedule:

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$508,166

Gross unrealized appreciation	3,899
Gross unrealized depreciation	(13,646)

Net unrealized depreciation	$(9,747)

SCHEDULE OF INVESTMENTS Ivy ProShares MSCI ACWI Index Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia

Consumer Discretionary – 0.0%
Aristocrat Leisure Ltd.	1		$34

Consumer Staples – 0.2%
Treasury Wine Estates Ltd.	2		28
Wesfarmers Ltd.	2		80
Woolworths Ltd.	3		59

			167

Energy – 0.1%
Oil Search Ltd.	5		30
Origin Energy Ltd. (A)	5		36
Santos Ltd.	6		27
Woodside Petroleum Ltd.	2		52

			145

Financials – 0.9%
Australia and New Zealand Banking Group Ltd.	6		123
Australian Stock Exchange Ltd.	1		35
Commonwealth Bank of Australia	4		195
Insurance Australia Group Ltd.	7		43
Macquarie Group Ltd.	1		67
National Australia Bank Ltd.	5		111
QBE Insurance Group Ltd.	4		31
Suncorp Group Ltd.	4		45
Westpac Banking Corp.	7		149

			799

Health Care – 0.2%
Cochlear Ltd.	—	*	29
CSL Ltd.	1		143
Sonic Healthcare Ltd.	2		33

			205

Industrials – 0.1%
Brambles Ltd.	4		29
Transurban Group	5		49

			78

Materials – 0.4%
Amcor Ltd.	3		32
BHP Billiton plc	11		267
Newcrest Mining Ltd.	2		34
South32 Ltd.	15		39

			372

Real Estate – 0.1%
Dexus	3		25
Goodman Group	4		32
GPT Group	8		30
Scentre Group	11		37
Stockland Corp. Ltd.	8		25
Vicinity Centres	13		24
Westfield Corp. (A)	—	*	—	*

			173

Utilities – 0.1%
AGL Energy Ltd.	2		33
APA Group	5		40

			73

Total Australia – 2.1%			$2,046
Austria

Energy – 0.0%
OMV AG	1		30

Financials – 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	1		40

Materials – 0.0%
voestalpine AG	1		26

Total Austria – 0.1%			$96
Belgium

Consumer Staples – 0.2%
InBev N.V.	2		155

Financials – 0.1%
ageas N.V.	1		33
KBC Group N.V.	1		45

			78

Health Care – 0.0%
UCB S.A./N.V.	—	*	33

Materials – 0.2%
Solvay S.A.	—	*	35
Umicore S.A.	1		39

			74

Total Belgium – 0.5%			$340
Bermuda

Financials – 0.0%
Arch Capital Group Ltd. (A)	1		33
Everest Re Group Ltd.	—	*	28
XL Group Ltd.	1		35

			96

Total Bermuda – 0.0%			$96

Brazil

Consumer Discretionary – 0.0%
Lojas Renner S.A.	3		26

Consumer Staples – 0.1%
Ambev S.A.	10		49

Energy – 0.1%
Petroleo Brasileiro S.A.	18		86
Ultrapar Participacoes S.A.	2		19

			105

Financials – 0.3%
Banco Bradesco S.A.	10		67
Banco do Brasil S.A.	3		22
BB Seguridade Participacoes S.A.	4		23
BM&F Bovespa S.A.	7		36
Itau Unibanco Holdings S.A.	7		75
Itausa Investimentos Itau S.A.	16		38

			261

Industrials – 0.0%
WEG S.A. (A)	5		19

Information Technology – 0.0%
Cielo S.A.	5		19
MercadoLibre, Inc.	—	*	27

			46

Materials – 0.1%
Vale S.A.	7		84

Real Estate – 0.0%
Multiplan Empreendimentos Imobiliarios S.A.	2		28

Telecommunication Services – 0.0%
Telefonica Brasil S.A.	2		23

Total Brazil – 0.6%			$641
Canada

Consumer Discretionary – 0.1%
Canadian Tire Corp. Ltd., Class A	—	*	29
Dollarama, Inc.	1		40
lululemon athletica, Inc. (A)	—	*	29
Magna International, Inc.	1		48
Restaurant Brands International, Inc.	—	*	28
Shaw Communications, Inc., Class B	2		35
Thomson Reuters Corp.	1		29

			238

Consumer Staples – 0.1%
Alimentation Couche-Tard, Inc., Class B	1		43
Loblaw Cos. Ltd.	1		34
Metro, Inc.	1		29
Saputo, Inc.	1		31

			137

Energy – 0.7%
Canadian Natural Resources Ltd.	3		99
Cenovus Energy, Inc.	3		30
Enbridge, Inc.	4		132
EnCana Corp.	3		36
Imperial Oil Ltd.	1		27
Inter Pipeline Ltd.	2		34
Keyera Corp.	1		24
Pembina Pipeline Corp.	1		46
Suncor Energy, Inc.	3		139
TransCanada Corp.	2		82

			649

Financials – 1.1%
Bank of Montreal	1		91
Bank of Nova Scotia (The) (B)	2		122
Brookfield Asset Management, Inc., Class A	2		74
Canadian Imperial Bank of Commerce	1		71
Fairfax Financial Holdings Ltd.	—	*	36
Intact Financial Corp.	—	*	34
Manulife Financial Corp.	4		76
National Bank of Canada	1		31
Onex Corp.	—	*	28
Power Corp. of Canada	1		23
Royal Bank of Canada	3		209
Sun Life Financial, Inc.	1		56
Toronto-Dominion Bank	3		197

			1,048

Industrials – 0.2%
Canadian National Railway Co.	2		126
Canadian Pacific Railway Ltd.	—	*	62

			188

Information Technology – 0.0%
Constellation Software, Inc.	—	*	37
OpenText Corp.	1		27
Shopify, Inc., Class A (A)	—	*	32

			96

Materials – 0.4%
Agnico-Eagle Mines Ltd.	1		35
Agrium, Inc.	1		75
Barrick Gold Corp.	3		40
First Quantum Minerals Ltd.	2		26
Franco-Nevada Corp.	1		47
Goldcorp, Inc.	3		37
Teck Cominco Ltd.	1		31
Wheaton Precious Metals Corp.	2		37

			328

Real Estate – 0.0%
First Capital Realty, Inc.	2		27

Telecommunication Services – 0.1%
Rogers Communications, Inc., Class B	1		49

Utilities – 0.1%
Fortis, Inc.	1		45

Total Canada – 2.8%			$2,805
Chile

Consumer Discretionary – 0.1%
Saci Falabella	4		36

Consumer Staples – 0.1%
Cencosud S.A.	15		38

Energy – 0.0%
Empresas Copec S.A.	2		33

Financials – 0.1%
Banco Santander Chile	524		41

Total Chile – 0.3%			$148
China

Consumer Discretionary – 0.3%
Ctrip.com International Ltd. (A)	1		50
Geely Automobile Holdings Ltd.	13		33
JD.com, Inc. ADR (A)	2		61
New Oriental Education & Technology Group, Inc. ADR	—	*	35
Shenzhou International Group Holdings Ltd.	3		33
YUM! Brands, Inc.	1		36

			248

Consumer Staples – 0.1%
China Mengniu Dairy Co. Ltd.	10		35

Energy – 0.2%
China Petroleum & Chemical Corp., H Shares	60		53
China Shenhua Energy Co. Ltd., H Shares	11		26
CNOOC Ltd.	43		74
PetroChina Co. Ltd., H Shares	44		33

			186

Financials – 0.7%
Bank of Communications Co. Ltd.	35		26
BOC Hong Kong (Holdings) Ltd., H Shares	179		89
China Cinda Asset Management Co. Ltd., H Shares	85		27
China CITIC Bank Corp. Ltd., H Shares	41		26
China Construction Bank Corp. (A)	197		182
China Life Insurance Co. Ltd., H Shares	19		48
China Merchants Bank Co. Ltd., H Shares (A)	11		42
China Minsheng Banking Corp. Ltd., H Shares	38		27
China Pacific Insurance (Group) Co. Ltd., H Shares	8		32
CITIC Securities Co. Ltd., H Shares	11		22
Haitong Securities Co. Ltd., H Shares	25		26
Industrial and Commercial Bank of China Ltd., H Shares	147		110
PICC Property and Casualty Co. Ltd., H Shares	24		26
Ping An Insurance (Group) Co. of China Ltd., H Shares (B)	12		113

			796

Health Care – 0.0%
CSPC Pharmaceutical Group Ltd.	12		36

Industrials – 0.0%
China Communications Construction Co. Ltd., H Shares	24		23

Information Technology – 1.6%
58.com, Inc. ADR (A)	—	*	23
AAC Technologies Holdings, Inc.	2		29
Alibaba Group Holding Ltd. ADR (A)	2		446
Baidu.com, Inc. ADR (A)	1		145
NetEase.com, Inc. ADR	—	*	47
SINA Corp. (A)	—	*	24
Sunny Optical Technology (Group) Co. Ltd.	2		32
Tencent Holdings Ltd.	12		585

			1,331

Materials – 0.0%
Anhui Conch Cement Co. Ltd., H Shares	4		26

Real Estate – 0.1%
China Overseas Land & Investment Ltd.	12		40
Country Garden Holdings Co. Ltd.	19		34
Sunac China Holdings Ltd.	7		23

			97

Telecommunication Services – 0.1%
China Mobile Ltd.	13		118
China Telecom Corp. Ltd.	58		27
China Unicom Ltd.	23		29

			174

Utilities – 0.0%
CGN Power Co. Ltd., H Shares	114		30
Xinao Gas Holdings Ltd.	3		25

			55

Total China – 3.1%			$3,007
Columbia

Financials – 0.0%
Bancolombia S.A.	3		35

Total Columbia – 0.0%			$35

Denmark

Consumer Discretionary – 0.0%
Pandora Holding A.S.	—	*	18

Consumer Staples – 0.0%
Carlsberg Group	—	*	39

Financials – 0.1%
Danske Bank A.S.	2		58

Health Care – 0.3%
Coloplast A/S, Class B	—	*	35
Genmab A.S. (A)	—	*	24
Novo Nordisk A/S, Class B	4		166
Novozymes A/S, Class B	1		37

			262

Industrials – 0.1%
A.P. Moller - Maersk A/S	—	*	30
DSV A/S	1		45
Vestas Wind Systems A/S	—	*	30

			105

Materials – 0.0%
Chr. Hansen Holding A/S	—	*	33

Utilities – 0.0%
DONG Energy A/S	1		32

Total Denmark – 0.5%			$547
Finland

Financials – 0.1%
Sampo plc, A Shares	1		35

Information Technology – 0.1%
Nokia OYJ	12		71

Materials – 0.1%
Stora Enso Oyj, Class R	1		28
UPM-Kymmene Corp.	1		48

			76

Total Finland – 0.3%			$182
France

Consumer Discretionary – 0.9%
Accor S.A.	1		29
Compagnie Generale des Etablissements Michelin, Class B	—	*	55
Hermes International	—	*	43
LVMH Moet Hennessy - Louis Vuitton	1		198
Peugeot S.A.	1		33
Pinault-Printemps-Redoute S.A.	—	*	93
Publicis Groupe S.A.	1		37
Renault S.A.	—	*	42
Sodexo S.A.	—	*	34
Valeo S.A.	1		38
Vivendi Universal	2		59

			661

Consumer Staples – 0.3%
Carrefour S.A.	2		29
Danone S.A.	1		93
L’Oreal	1		127
Pernod Ricard S.A.	—	*	78

			327

Energy – 0.3%
Total S.A.	5		313

Financials – 0.4%
Axa S.A.	4		104
BNP Paribas S.A.	2		148
Credit Agricole Group	3		38
Societe Generale S.A.	2		72

			362

Health Care – 0.3%
Essilor International S.A.	—	*	65
Sanofi-Aventis	2		197

			262

Industrials – 0.9%
Airbus SE	1		149
Bouygues S.A.	1		31
Compagnie de Saint-Gobain	1		54
Eiffage S.A.	—	*	33
Getlink SE	3		35
Legrand S.A.	1		54
Safran	1		86
Schneider Electric S.A.	1		103
Teleperformance SE	—	*	36
Thales	—	*	36
Vinci	1		98

			715

Information Technology – 0.2%
Atos S.A.	—	*	38
Cap Gemini S.A.	—	*	52
Dassault Systemes S.A.	—	*	44

			134

Materials – 0.1%
Arkema	—	*	32
L Air Liquide S.A.	1		125

			157

Real Estate – 0.1%
Klepierre	1		28
Unibail-Rodamco-Westfield	—	*	53

			81

Telecommunication Services – 0.1%
Orange S.A.	4		71

Utilities – 0.1%
ENGIE	4		65
Veolia Environnement S.A.	2		33

			98

Total France – 3.7%			$3,181
Germany

Consumer Discretionary – 0.4%
adidas AG	—	*	90
Bayerische Motoren Werke AG	1		66
Continental AG	—	*	51
Daimler AG	2		115
Porsche Automobil Holding SE	—	*	29
TUI AG	1		28

			379

Consumer Staples – 0.0%
Beiersdorf Aktiengesellschaft	—	*	30

Financials – 0.5%
Allianz AG, Registered Shares	1		174
Commerzbank AG	3		26
Deutsche Bank AG	4		47
Deutsche Boerse AG	—	*	49
Hannover Ruckversicherungs-Aktiengesellschaft	—	*	22
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	63

			381

Health Care – 0.4%
Bayer AG	2		197
Fresenius Medical Care AG & Co. KGaA	1		52
Fresenius SE & Co. KGaA	1		80
Merck KGaA	—	*	34

			363

Industrials – 0.3%
Brenntag AG	—	*	25
Deutsche Lufthansa AG	1		21
Deutsche Post AG	2		64
GEA Group Aktiengesellschaft, Bochum	1		22
MTU Aero Engines Holding AG	—	*	31
Siemens AG	2		212
Thyssenkrupp AG	1		23

			398

Information Technology – 0.4%
Infineon Technologies AG	3		65
SAP AG	2		208
Wirecard AG	—	*	50

			323

Materials – 0.4%
BASF Aktiengesellschaft	2		178
Covestro AG	—	*	41
Evonik Industries AG	1		20
HeidelbergCement AG	—	*	29
Linde AG	—	*	95
Symrise AG	—	*	34

			397

Real Estate – 0.2%
Deutsche Wohnen AG	1		44
Vonovia SE	1		52

			96

Telecommunication Services – 0.1%
Deutsche Telekom AG, Registered Shares	7		105

Utilities – 0.1%
E.ON AG	5		55
RWE Aktiengesellschaft	2		34

			89

Total Germany – 2.8%			$2,561
Hong Kong

Consumer Discretionary – 0.1%
Galaxy Entertainment Group	6		49
Michael Kors Holdings Ltd. (A)	—	*	27
Techtronic Industries Co. Ltd.	5		27

			103

Consumer Staples – 0.0%
China Resources Beer (Holdings) Co. Ltd.	5		26
WH Group Ltd.	27		22

			48

Financials – 0.6%
Agricultural Bank of China Ltd., H Shares	76		35
AIA Group Ltd.	27		238
BOC Hong Kong (Holdings) Ltd.	10		46
Hang Seng Bank Ltd.	2		54
Hong Kong Exchanges and Clearing Ltd.	3		92

			465

Health Care – 0.0%
Sino Biopharmaceutical Ltd.	13		21

Industrials – 0.2%
Cheung Kong Infrastructure Holdings Ltd.	4		29
CITIC Pacific Ltd.	21		30
Jardine Matheson Holdings Ltd.	1		33
MTR Corp. Ltd.	7		39
Shanghai Industrial Holdings Ltd.	10		24

			155

Real Estate – 0.6%
Cheung Kong (Holdings) Ltd.	14		127
China Evergrande Group	7		19
China Resources Land Ltd.	10		34
Hang Lung Properties Ltd.	13		27
Henderson Land Development Co. Ltd.	6		33
Hongkong Land Holdings Ltd.	4		29
Hysan Development Co. Ltd.	5		29
Link (The)	6		52
New World Development Co. Ltd.	27		37
Sino Land Co. Ltd.	19		31
Sun Hung Kai Properties Ltd.	4		64
Swire Pacific Ltd., Class A	3		28
Wharf (Holdings) Ltd. (The)	4		29
Wheelock and Co. Ltd.	3		24

			563

Utilities – 0.2%
CLP Holdings Ltd.	5		51
Hong Kong & China Gas Co. Ltd.	30		57
Power Assets Holdings Ltd.	5		36

			144

Total Hong Kong – 1.7%			$1,499
India

Consumer Discretionary – 0.1%
Tata Motors Ltd. ADR (A)	3		55

Energy – 0.2%
Reliance Industries Ltd. GDR (C)	5		151

Financials – 0.1%
ICICI Bank Ltd. ADR	7		55

Health Care – 0.1%
Dr. Reddy’s Laboratories Ltd. ADR	2		76

Industrials – 0.1%
Larsen & Toubro Ltd. GDR	6		115

Information Technology – 0.3%
Infosys Technologies Ltd. ADR	7		132
Wipro Ltd. ADR (B)	17		82

			214

Materials – 0.1%
Vedanta Ltd. ADR	4		57

Total India – 1.0%			$723
Indonesia

Consumer Discretionary – 0.0%
PT Astra International Tbk	52		24

Financials – 0.1%
Bank Central Asia Tbk PT	26		40
PT Bank Mandiri (Persero) Tbk	56		27
PT Bank Rakyat Indonesia	145		29

			96

Telecommunication Services – 0.1%
PT Telekomunikasi Indonesia Persero Tbk	148		39

Total Indonesia – 0.2%			$159
Ireland

Consumer Discretionary – 0.0%
Paddy Power Betfair plc	—	*	21

Consumer Staples – 0.1%
Kerry Group plc, Class A	—	*	40

Health Care – 0.2%
Medtronic plc	3		217

Information Technology – 0.2%
Accenture plc, Class A	1		174

Materials – 0.1%
CRH plc	2		63
James Hardie Industries plc, Class C	2		27
Smurfit Kappa Group plc	1		25

			115

Total Ireland – 0.6%			$567
Israel

Health Care – 0.1%
Teva Pharmaceutical Industries Ltd. ADR	2		54

Information Technology – 0.0%
NICE Systems Ltd. ADR (A)	—	*	25

Total Israel – 0.1%			$79
Italy

Consumer Discretionary – 0.1%
Ferrari N.V.	—	*	42
Luxottica Group S.p.A.	—	*	26

			68

Energy – 0.1%
Eni S.p.A.	5		90

Financials – 0.3%
Assicurazioni Generali S.p.A.	2		39
Banca Intesa S.p.A.	30		88
UniCredit S.p.A.	4		71

			198

Industrials – 0.0%
Atlantia S.p.A.	1		35
CNH Industrial N.V.	2		26
Prysmian S.p.A.	1		24

			85

Telecommunication Services – 0.0%
Telecom Italia S.p.A. (A)	45		33

Utilities – 0.1%
ENEL S.p.A.	17		94
Snam S.p.A.	9		38

			132

Total Italy – 0.6%			$606
Japan

Consumer Discretionary – 1.3%
Bridgestone Corp.	1		53
Denso Corp.	1		56
Fast Retailing Co. Ltd.	—	*	63
Honda Motor Co. Ltd.	4		105
Isuzu Motors Ltd.	2		29
Koito Manufacturing Co. Ltd.	—	*	31
Makita Corp.	1		33
Mazda Motor Corp.	2		25
Nissan Motor Co. Ltd.	5		46
Nitori Co. Ltd.	—	*	32
Oriental Land Co. Ltd.	—	*	50
Panasonic Corp.	5		65
Ryohin Keikaku Co. Ltd.	—	*	24
Sekisui Chemicals Co. Ltd.	1		25
Sekisui House Ltd.	2		38
Shimano, Inc.	—	*	30
Sony Corp.	3		136
Subaru Corp.	1		37
Suzuki Motor Corp.	1		44
Toyota Industries Corp.	—	*	26
Toyota Motor Corp.	5		309
Yamaha Corp.	—	*	24

			1,281

Consumer Staples – 0.5%
Aeon Co. Ltd.	2		33
Ajinomoto Co., Inc.	2		30
Asahi Breweries Ltd.	1		43
FamilyMart Co. Ltd.	—	*	27
Japan Tobacco, Inc.	2		64
Kao Corp.	1		74
Kirin Brewery Co. Ltd.	2		47
Meiji Holdings Co. Ltd.	—	*	34
Seven & i Holdings Co. Ltd.	1		65
Shiseido Co. Ltd.	1		63
Suntory Beverage & Food Ltd.	1		23
Unicharm Corp.	1		33
Yakult Honsha Co. Ltd.	—	*	25

			561

Energy – 0.1%
Inpex Corp.	3		29
JXTG Holdings, Inc.	8		54

			83

Financials – 0.9%
Dai-ichi Mutual Life Insurance Co. (The)	3		48
Daiwa Securities Group, Inc.	6		36
Japan Exchange Group, Inc.	1		27
Japan Post Holdings Co. Ltd.	3		28
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	25		145
Mizuho Financial Group, Inc.	49		83
MS&AD Insurance Group Holdings, Inc.	1		33
NKSJ Holdings, Inc.	1		33
Nomura Holdings, Inc.	8		41
ORIX Corp.	3		54
Resona Holdings, Inc.	7		35
Sumitomo Mitsui Financial Group, Inc.	3		109
Sumitomo Mitsui Trust Holdings, Inc.	1		35
T&D Holdings, Inc.	2		28
Tokio Marine Holdings, Inc.	1		70

			805

Health Care – 0.7%
Astellas Pharma, Inc.	4		66
Chugai Pharmaceutical Co. Ltd.	1		32
Daiichi Sankyo Co. Ltd.	2		58
Eisai Co. Ltd.	1		46
M3, Inc.	1		25
Olympus Corp.	1		28
Ono Pharmaceutical Co. Ltd.	1		29
Otsuka Holdings Co. Ltd.	1		45
Shionogi & Co. Ltd.	1		39
Sysmex Corp.	—	*	38
Takeda Pharmaceutical Co. Ltd.	2		70
Terumo Corp.	1		42

			518

Industrials – 1.9%
Asahi Glass Co. Ltd.	1		24
Canon, Inc.	2		64
Central Japan Railway Co.	—	*	68
Dakin Industries Ltd.	1		73
East Japan Railway Co.	1		71
FANUC Ltd.	—	*	85

Hankyu Hanshin Holdings, Inc.	1		38
ITOCHU Corp.	3		53
Kajima Corp.	3		22
Keio Corp.	1		32
Kintetsu Group Holdings Co. Ltd.	1		34
Komatsu Ltd.	2		64
Kubota Corp.	3		41
Marubeni Corp.	4		34
MISUMI Group, Inc.	1		27
Mitsubishi Corp.	3		81
Mitsubishi Electric Corp.	4		54
Mitsubishi Heavy Industries Ltd.	1		27
Mitsui & Co. Ltd.	4		60
Nagoya Railroad Co. Ltd.	1		30
Nihon Densan Kabushiki Kaisha	—	*	73
Odakyu Electric Railway Co. Ltd.	2		35
Recruit Holdings Co. Ltd.	2		64
Secom Co. Ltd.	1		41
Shimizu Corp.	3		31
SMC Corp.	—	*	57
Sumitomo Corp.	3		45
Sumitomo Electric Industries Ltd.	3		39
Taisei Corp.	1		40
Tobu Railway Co. Ltd.	1		41
Tokyo Corp.	2		34
Toshiba Corp.	14		42
TOTO Ltd.	1		24
Toyota Tsusho Corp.	1		24
West Japan Railway Co.	—	*	36
Yamato Holdings Co. Ltd.	1		27

			1,635

Information Technology – 0.8%
FUJIFILM Holdings Corp.	1		38
Fujitsu Ltd.	5		31
Hitachi Ltd.	11		75
Hoya Corp.	1		49
Keyence Corp.	—	*	121
Kyocera Corp.	1		47
Murata Manufacturing Co. Ltd.	—	*	68
Nintendo Co. Ltd.	—	*	81
OMRON Corp.	1		30
Renesas Electronics Corp. (A)	2		23
ROHM Co. Ltd.	—	*	24
TDK Corp.	—	*	44
Tokyo Electron Ltd.	—	*	58
YASKAWA Electric Corp.	1		30

			719

Materials – 0.3%
Asahi Kasei Corp.	3		43
JFE Holdings, Inc.	1		26
Kuraray Co. Ltd.	2		32
Mitsubishi Chemical Holdings Corp.	4		35
Nippon Steel & Sumitomo Metal Corp.	2		36
Nissan Chemical Industries Ltd.	1		27
Nitto Denko Corp.	—	*	35
Shin-Etsu Chemical Co. Ltd.	1		72
Sumitomo Chemical Co. Ltd.	6		32
Sumitomo Metal Mining Co. Ltd.	1		31
Teijin Ltd.	2		29
Toray Industries, Inc.	4		33

			431

Real Estate – 0.4%
Daito Trust Construction Co. Ltd.	—	*	31
Daiwa House Industry Co. Ltd.	2		53
Japan Real Estate Investment Corp.	—	*	21
Mitsubishi Estate Co. Ltd.	3		53
Mitsui Fudosan Co. Ltd.	2		51
Nippon Building Fund, Inc.	—	*	23
Sumitomo Realty & Development Co. Ltd.	1		44
Tokyu Fudosan Holdings Corp.	4		28

			304

Telecommunication Services – 0.4%
KDDI Corp.	4		105
Nippon Telegraph and Telephone Corp.	1		63
NTT DoCoMo, Inc.	2		63
SoftBank Group Corp.	2		128

			359

Utilities – 0.0%
Chubu Electric Power Co., Inc.	2		29
Kansai Electric Power Co., Inc.	2		29
Osaka Gas Co. Ltd.	1		26
Tokyo Electric Power Co., Inc. (The) (A)	5		25
Tokyo Gas Co. Ltd.	1		29

			138

Total Japan – 7.3%			$6,834
Luxembourg

Energy – 0.0%
Tenaris S.A.	1		26

Materials – 0.1%
ArcelorMittal	2		50

Total Luxembourg – 0.1%			$76
Macau

Consumer Discretionary – 0.0%
Sands China Ltd.	6		34

Total Macau – 0.0%			$34

Malaysia

Financials – 0.1%
Bumiputra-Commerce Holdings Berhad	25		33
Malayan Banking Berhad	18		39
Public Bank Berhad	9		55

			127

Utilities – 0.1%
Tenaga Nasional Berhad	13		48

Total Malaysia – 0.2%			$175
Mexico

Consumer Discretionary – 0.0%
Grupo Televisa S.A.B. de C.V.	9		32

Consumer Staples – 0.2%
Fomento Economico Mexicano S.A.B. de C.V.	7		59
Wal-Mart de Mexico S.A.B. de C.V.	17		46

			105

Financials – 0.1%
Grupo Financiero Banorte S.A.B. de C.V.	9		50

Materials – 0.0%
Grupo Mexico S.A.B. de C.V.	15		41

Real Estate – 0.1%
Fibra Uno Administracion S.A. de C.V.	21		31

Telecommunication Services – 0.1%
America Movil S.A.B. de C.V., Series L	89		74

Total Mexico – 0.5%			$333
Netherlands

Consumer Staples – 0.2%
Heineken N.V.	1		56
Koninklijke Ahold Delhaize N.V.	3		64

			120

Energy – 0.7%
Royal Dutch Shell plc, Class A	10		343
Royal Dutch Shell plc, Class B	8		287

			630

Financials – 0.1%
ABN AMRO Group N.V.	1		30
Aegon N.V.	5		30
ING Groep N.V., Certicaaten Van Aandelen	8		115
NN Group N.V.	1		35

			210

Health Care – 0.0%
Qiagen N.V. (A)	1		25

Industrials – 0.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	2		86
Wolters Kluwer N.V.	1		44

			130

Information Technology – 0.3%
ASML Holding N.V., Ordinary Shares	1		166
NXP Semiconductors N.V. (A)	1		79

			245

Materials – 0.2%
Akzo Nobel N.V.	1		46
Royal DSM Heerlen	—	*	48

			94

Telecommunication Services – 0.0%
Koninklijke KPN N.V.	12		32

Total Netherlands – 1.7%			$1,486
Norway

Consumer Staples – 0.0%
Marine Harvest ASA	1		22

Energy – 0.1%
Equinor ASA	2		63

Financials – 0.1%
DNB ASA	2		42

Industrials – 0.0%
Orkla ASA	3		26

Materials – 0.0%
Yara International ASA	1		26

Telecommunication Services – 0.0%
Telenor ASA	2		38

Total Norway – 0.2%			$217
Peru

Financials – 0.1%
Credicorp Ltd.	—	*	48

Total Peru – 0.1%			$48
Philippines

Real Estate – 0.0%
Ayala Land, Inc.	43		31
SM Prime Holdings, Inc.	40		27

			58

Total Philippines – 0.0%			$58
Poland

Energy – 0.0%
Polski Koncern Naftowy Orlen S.A.	1		29

Financials – 0.0%
Bank Pekao S.A.	1		34
PKO Bank Polski S.A.	4		35
Powszechny Zaklad Ubezpieczen S.A.	3		31

			100

Total Poland – 0.0%			$129

Portugal

Energy – 0.0%
Galp Energia SGPS S.A., Class B	1		28

Utilities – 0.0%
EDP-Energias de Portugal S.A.	9		36

Total Portugal – 0.0%			$64
Russia

Energy – 0.3%
OAO Novatek GDR	—	*	42
Open Joint Stock Co. Gazprom ADR	11		50
PJSC LUKOIL ADR	2		109
Tatneft PJSC	1		46

			247

Financials – 0.1%
Sberbank of Russia PJSC ADR	9		128

Materials – 0.0%
MMC Norilsk Nickel PJSC ADR	2		41

Telecommunication Services – 0.0%
Mobile TeleSystems OJSC ADR	3		24

Total Russia – 0.4%			$440
Singapore

Financials – 0.3%
DBS Group Holdings Ltd.	4		81
Oversea-Chinese Banking Corp. Ltd.	7		64
Singapore Exchange Ltd.	8		42
United Overseas Bank Ltd.	3		64

			251

Industrials – 0.0%
Keppel Corp. Ltd.	5		28

Real Estate – 0.3%
Ascendas Real Estate Investment Trust	19		37
CapitaLand Ltd.	16		36
Suntec	24		31
UOL Group Ltd.	5		30

			134

Telecommunication Services – 0.1%
Singapore Telecommunications Ltd.	21		48

Total Singapore – 0.7%			$461
South Africa

Consumer Discretionary – 0.3%
Naspers Ltd., Class N	1		228
Woolworths Holdings Ltd.	5		20

			248

Consumer Staples – 0.0%
Bid Corp. Ltd.	1		22
Shoprite Holdings Ltd.	1		24
Tiger Brands Ltd. (B)	1		20

			66

Energy – 0.1%
Sasol Ltd.	1		47

Financials – 0.1%
Barclays Africa Group Ltd.	2		26
FirstRand Ltd.	8		38
Investec plc	3		19
Old Mutual plc (A)	11		22
Remgro Ltd.	2		29
Sanlam Ltd.	5		27
Standard Bank Group Ltd.	3		42

			203

Health Care – 0.0%
Aspen Pharmacare Holdings Ltd.	1		24

Industrials – 0.0%
Bidvest Group Ltd. (The)	1		18

Materials – 0.0%
Mondi plc	1		31

Real Estate – 0.0%
Growthpoint Properties Ltd.	12		22
Redefine Properties Ltd.	24		18

			40

Telecommunication Services – 0.0%
MTN Group Ltd.	4		34
Vodacom Group Ltd. (B)	2		19

			53

Total South Africa – 0.5%			$730
South Korea

Consumer Discretionary – 0.1%
Hyundai Mobis	—	*	30
Hyundai Motor Co.	—	*	54
Kia Motors Corp.	1		29
LG Electronics, Inc.	—	*	23

			136

Consumer Staples – 0.0%
Amorepacific Corp.	—	*	34
Korea Tobacco & Ginseng Corp.	—	*	40
LG Household & Health Care Ltd.	—	*	36

			110

Energy – 0.0%
SK Energy Co. Ltd.	—	*	41

Financials – 0.3%
Hana Financial Group, Inc.	1		36
KB Financial Group, Inc.	1		54
Samsung Fire & Marine Insurance Co. Ltd.	—	*	36
Samsung Life Insurance Co. Ltd.	—	*	28
Shinhan Financial Group Co. Ltd.	1		53
Woori Finance Holdings Co. Ltd.	2		26

			233

Health Care – 0.1%
Celltrion, Inc. (A)	—	*	47

Industrials – 0.0%
LG Corp.	—	*	29
Samsung C&T Corp.	—	*	26

			55

Information Technology – 0.6%
LG Display Co. Ltd.	1		19
Naver Corp.	—	*	52
Samsung Electro-Mechanics Co. Ltd.	—	*	26
Samsung Electronics Co. Ltd.	9		390
Samsung SDI Co. Ltd.	—	*	28
Samsung SDS Co. Ltd.	—	*	21
SK C&C Co. Ltd.	—	*	27
SK hynix, Inc.	1		88

			651

Materials – 0.1%
Honam Petrochemical Corp.	—	*	23
LG Chem Ltd.	—	*	38
POSCO	—	*	56

			117

Utilities – 0.0%
Korea Electric Power Corp.	1		28

Total South Korea – 1.2%			$1,418
Spain

Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	2		77

Energy – 0.1%
Repsol YPF S.A.	3		53

Financials – 0.3%
Banco Bilbao Vizcaya Argentaria S.A.	14		100
Banco de Sabadell S.A.	16		27
Banco Santander S.A.	33		177
Bankinter S.A.	3		28
CaixaBank S.A.	9		38

			370

Health Care – 0.0%
Grifols S.A.	1		27

Industrials – 0.1%
Aena S.A.	—	*	33
Ferrovial S.A.	1		30

			63

Information Technology – 0.1%
Amadeus IT Holding S.A.	1		70

Telecommunication Services – 0.1%
Telefonica S.A.	10		86

Utilities – 0.2%
Enagas S.A. (B)	1		39
Gas Natural SDG S.A.	1		20
Iberdrola S.A.	13		98
Red Electrica Corp. S.A.	2		35

			192

Total Spain – 1.0%			$938
Sweden

Consumer Discretionary – 0.0%
Autoliv, Inc. (B)	—	*	22
H & M Hennes & Mauritz AB (B)	2		33

			55

Consumer Staples – 0.1%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	2		37
Swedish Match AB	1		34

			71

Financials – 0.4%
Investor AB, B Shares	1		37
Nordea Bank AB	6		60
Skandinaviska Enskilda Banken AB, Series A	4		36
Svenska Handelsbanken AB, Class A	4		41
Swedbank AB	2		44

			218

Industrials – 0.4%
AB Volvo, Class B	3		52
Alfa Laval AB	1		25
Assa Abloy AB, Class B	2		42
Atlas Copco AB, Class A	2		62
Sandvik AB	3		49

			230

Information Technology – 0.2%
Hexagon AB, Class B	1		33
Telefonaktiebolaget LM Ericsson, B Shares	7		51

			84

Materials – 0.0%
Boliden AB	1		25

Telecommunication Services – 0.0%
TeliaSonera AB	7		33

Total Sweden – 1.1%			$716
Switzerland

Consumer Discretionary – 0.2%
Compagnie Financiere Richemont S.A.	1		95
Swatch Group Ltd. (The), Bearer Shares	—	*	43

			138

Consumer Staples – 0.5%
Nestle S.A., Registered Shares	6		478

Financials – 0.6%
ACE Ltd.	1		111
Credit Suisse Group AG, Registered Shares	5		80
Julius Baer Group Ltd.	1		32
Partners Group Holding AG	—	*	32
Swiss Life Holding Zurich	—	*	32
Swiss Re Ltd.	1		57
UBS Group AG	7		115
Zurich Financial Services, Registered Shares	—	*	84

			543

Health Care – 1.0%
Givaudan S.A., Registered Shares	—	*	45
Lonza Group Ltd., Registered Shares	—	*	46
Novartis AG, Registered Shares	4		337
Roche Holdings AG, Genusscheine	1		325
Sonova Holding AG	—	*	28

			781

Industrials – 0.4%
ABB Ltd.	4		87
Adecco S.A.	—	*	27
Ferguson plc	1		60
Geberit AG, Registered	—	*	51
Schindler Holding AG	—	*	23
SGS S.A.	—	*	40

			288

Information Technology – 0.1%
STMicroelectronics N.V.	2		41

Materials – 0.2%
Clariant Ltd., Registered Shares	1		25
Glencore International plc	26		124
LafargeHolcim Ltd.	1		48
Sika AG	—	*	1

			198

Real Estate – 0.0%
Swiss Prime Site AG, Registered	—	*	28

Telecommunication Services – 0.0%
Swisscom AG, Registered Shares	—	*	24

Total Switzerland – 3.0%			$2,519
Taiwan

Consumer Staples – 0.1%
Uni-President Enterprises Corp.	16		40

Financials – 0.2%
Cathay Financial Holding Co. Ltd.	25		44
Chailease Holding Co. Ltd.	8		27
China Development Financial Holding Corp.	100		37
Chinatrust Financial Holding Co. Ltd.	59		42
Fubon Financial Holding Co. Ltd.	23		39
Mega Financial Holding Co.	45		40
Yuanta Financial Holdings Co. Ltd.	68		31

			260

Information Technology – 0.6%
Advanced Semiconductor Engineering, Inc. (A)	13		31
Asustek Computer, Inc.	3		25
Delta Electronics, Inc.	8		29
Hon Hai Precision Industry Co. Ltd.	37		102
Largan Precision Co. Ltd.	—	*	38
MediaTek, Inc.	4		38
Taiwan Semiconductor Manufacturing Co. Ltd.	51		362
United Microelectronics Corp.	52		29

			654

Materials – 0.3%
China Steel Corp.	44		34
Formosa Chemicals & Fiber Corp.	10		40
Formosa Plastics Corp.	12		46
Nan Ya Plastics Corp.	15		42
Taiwan Cement Corp.	19		27

			189

Telecommunication Services – 0.1%
Chunghwa Telecom Co. Ltd.	11		39

Total Taiwan – 1.3%			$1,182
Thailand

Consumer Staples – 0.0%
CP ALL plc	14		30

Energy – 0.0%
PTT Public Co. Ltd.	24		35

Financials – 0.0%
Kasikornbank Public Co. Ltd.	6		34
Siam Commercial Bank Public Co. Ltd.	7		26

			60

Industrials – 0.0%
Airports of Thailand Public Co. Ltd.	16		31

Materials – 0.0%
PTT Global Chemical Public Co. Ltd.	11		24

Telecommunication Services – 0.0%
Advanced Info Service Public Co. Ltd.	4		24

Total Thailand – 0.0%			$204
United Kingdom

Consumer Discretionary – 0.8%
Barratt Developments plc	4		24
British Sky Broadcasting Group plc	2		46
Burberry Group plc	1		37
Compass Group plc	3		71
Delphi Automotive plc	1		52
Fiat S.p.A. (A)	2		46
InterContinental Hotels Group plc	1		37
ITV plc	12		28
NEXT plc	—	*	34
Pearson plc	3		29
Persimmon plc	1		28
Reed Elsevier N.V.	2		40
Taylor Wimpey plc	9		22
Whitbread plc	1		30
WPP Group plc	3		50

			574

Consumer Staples – 1.2%
Associated British Foods plc	1		29
British American Tobacco plc	5		236
Diageo plc	5		175
Imperial Tobacco Group plc	2		81
Reckitt Benckiser Group plc	1		119
Tesco plc	21		70
Unilever N.V., Certicaaten Van Aandelen	3		166
Unilever plc	2		133

			1,009

Energy – 0.5%
BP plc	42		321
FMC Technologies, Inc.	1		34

			355

Financials – 1.2%
3i Group plc	3		33
Aviva plc	8		52
Barclays plc	34		84
HSBC Holdings plc	40		379
Legal & General Group plc	11		39
Lloyds Banking Group plc	145		120
London Stock Exchange Group plc, New Ordinary Shares	1		39
Old Mutual plc (A)	4		7
Prudential plc	5		114
Royal Bank of Scotland Group plc (The) (A)	7		23
Standard Chartered plc	6		55
Standard Life Aberdeen plc	5		22
Willis Towers Watson plc	—	*	45

			1,012

Health Care – 0.4%
AstraZeneca plc	3		176
GlaxoSmithKline plc	10		210
NMC Health plc	1		28
Smith & Nephew plc	2		36

			450

Industrials – 0.6%
Allegion plc	—	*	26
Ashtead Group plc	1		43
BAE Systems plc	7		56
Bunzl plc	1		30
Experian plc	2		53
IHS Markit Ltd. (A)	1		41
Intertek Group plc	—	*	36
Melrose Industries plc	12		35
RELX plc	2		45
Rolls-Royce Group plc	284		52
Smiths Group plc	2		35
Weir Group plc (The)	1		23

			475

Materials – 0.4%
Anglo American plc (B)	2		55
Croda International plc	1		33
Johnson Matthey plc	1		30
Rio Tinto Ltd.	1		48
Rio Tinto plc	2		135

			301

Real Estate – 0.0%
Land Securities Group plc	2		29

Telecommunication Services – 0.2%
BT Group plc	20		58
Vodafone Group plc	54		130

			188

Utilities – 0.3%
Centrica plc	17		35
National Grid plc	8		87
SSE plc	3		47
United Utilities Group plc	3		31

			200

Total United Kingdom – 5.6%			$4,593

United States

Consumer Discretionary – 7.0%
Advance Auto Parts, Inc.	—	*	23
Amazon.com, Inc. (A)	1		1,375
AutoZone, Inc. (A)	—	*	46
Best Buy Co., Inc.	1		49
Booking Holdings, Inc. (A)	—	*	199
BorgWarner, Inc.	1		28
CarMax, Inc. (A)	—	*	33
Carnival Corp.	1		47
Carnival plc	—	*	18
CBS Corp., Class B	1		46
Charter Communications, Inc., Class A (A)	—	*	100
Chipotle Mexican Grill, Inc., Class A (A)	—	*	23
Coach, Inc.	1		33
Comcast Corp., Class A	10		316
D.R. Horton, Inc.	1		39
Darden Restaurants, Inc.	—	*	32
Discovery, Inc. (A)	1		34
Dollar General Corp.	1		57
Dollar Tree, Inc. (A)	1		46
Domino’s Pizza, Inc.	—	*	28
Expedia, Inc. (B)	—	*	41
Ford Motor Co.	7		76
General Motors Co.	2		98
Genuine Parts Co.	—	*	37
Home Depot, Inc. (The)	2		463
Interpublic Group of Cos., Inc. (The)	1		27
Las Vegas Sands, Inc.	1		63
Lear Corp.	—	*	34
Leggett & Platt, Inc.	1		31
Lennar Corp.	1		40
Liberty Global, Inc., Series C (A)	2		42
Limited Brands, Inc.	1		25
LKQ Corp. (A)	1		27
Lowe’s Co., Inc.	2		144
Macy’s, Inc.	1		27
Marriott International, Inc., Class A	1		75
McDonalds Corp.	2		240
MGM Resorts International	1		38
Mohawk Industries, Inc. (A)	—	*	36
Netflix, Inc. (A)	1		337
Newell Rubbermaid, Inc.	1		36
NIKE, Inc., Class B	3		203
NVR, Inc. (A)	—	*	27
Omnicom Group, Inc.	1		38
O’Reilly Automotive, Inc. (A)	—	*	55
Phillips-Van Heusen Corp.	—	*	27
Pulte Homes, Inc.	1		23
Ross Stores, Inc.	1		68
Royal Caribbean Cruises Ltd.	—	*	41
Sirius XM Holdings, Inc. (B)	5		31
Starbucks Corp.	3		130
TAL Education Group ADR (A)	1		31
Target Corp.	1		93
Tesla Motors, Inc. (A)(B)	—	*	95
Tiffany & Co.	—	*	31
TJX Cos., Inc. (The)	1		110
Tractor Supply Co.	—	*	26
Twenty-First Century Fox, Inc.	1		44
Twenty-First Century Fox, Inc., Class A	2		103
Ulta Beauty, Inc. (A)	—	*	28
V.F. Corp.	1		57
Vail Resorts, Inc.	—	*	29
Viacom, Inc., Class B	1		30
Walt Disney Co. (The)	3		315
Whirlpool Corp.	—	*	31
Wynn Resorts Ltd.	—	*	37
YUM! Brands, Inc.	1		45

			6,257

Consumer Staples – 4.0%
Altria Group, Inc.	4		218
Archer Daniels Midland Co.	1		48
Brown-Forman Corp., Class B	1		31
Bunge Ltd.	—	*	22
Campbell Soup Co. (B)	1		26
Church & Dwight Co., Inc.	1		33
Clorox Co. (The)	—	*	44
Coca-Cola Co. (The)	8		350
Colgate-Palmolive Co.	2		110
ConAgra Foods, Inc.	1		35
Constellation Brands, Inc.	—	*	73
Costco Wholesale Corp.	1		186
CVS Caremark Corp.	2		135
Dr Pepper Snapple Group, Inc.	—	*	49
Estee Lauder Co., Inc. (The), Class A	—	*	64
General Mills, Inc.	1		59
Hershey Foods Corp.	—	*	34
Hormel Foods Corp. (B)	1		24
Ingredion, Inc.	—	*	28
J.M. Smucker Co. (The)	—	*	33
Kellogg Co.	1		42
Kimberly-Clark Corp.	1		78
Kraft Foods Group, Inc.	1		80
Kroger Co. (The)	2		56
McCormick & Co., Inc.	—	*	35
Molson Coors Brewing Co., Class B	1		35
Mondelez International, Inc., Class A	3		119
Monster Beverage Corp. (A)	1		58
PepsiCo, Inc.	3		305
Philip Morris International, Inc.	3		258
Procter & Gamble Co. (The)	5		391
Sysco Corp.	1		68
Tyson Foods, Inc.	1		44
Walgreen Co.	2		105
Wal-Mart Stores, Inc.	3		257

			3,533

Energy – 3.6%
Anadarko Petroleum Corp.	1		85
Andeavor	—	*	42
Apache Corp. (B)	1		46
Baker Hughes, Inc.	1		33
Cabot Oil & Gas Corp.	1		25
CF Industries Holdings, Inc.	1		27
Cheniere Energy, Inc. (A)	1		35
Chevron Corp.	4		483
Cimarex Energy Co.	—	*	24
Concho Resources, Inc. (A)	—	*	50
ConocoPhillips	2		169
Devon Energy Corp.	1		54
Diamondback Energy, Inc.	—	*	33
EOG Resources, Inc.	1		147
Equitable Resources, Inc.	1		40
Exxon Mobil Corp.	8		691
Halliburton Co.	2		89
Helmerich & Payne, Inc.	—	*	23
Hess Corp.	1		50
HollyFrontier Corp.	—	*	28
Kinder Morgan, Inc.	4		72
Marathon Oil Corp.	2		44
Marathon Petroleum Corp.	1		67
National Oilwell Varco, Inc.	1		37
Noble Energy, Inc.	1		43
Occidental Petroleum Corp.	2		127
ONEOK, Inc.	1		63
Phillips 66	1		95
Pioneer Natural Resources Co.	—	*	72
Schlumberger Ltd.	3		199
Targa Resources Corp.	—	*	24
Valero Energy Corp.	1		94
Williams Co., Inc. (The)	2		48

			3,159

Financials – 7.1%
Affiliated Managers Group, Inc.	—	*	28
Aflac, Inc.	1		58
Alleghany Corp.	—	*	30
Allstate Corp. (The)	1		57
Ally Financial, Inc.	1		25
American Capital Agency Corp.	2		33
American Express Co.	1		125
American International Group, Inc.	2		96
Ameriprise Financial, Inc.	—	*	46
Annaly Capital Management, Inc.	3		34
Aon plc	—	*	65
Arthur J. Gallagher & Co.	—	*	28
Bank of America Corp.	19		544
Bank of New York Mellon Corp. (The)	2		102
BB&T Corp.	2		80
Berkshire Hathaway, Inc., Class B (A)	3		470
BlackRock, Inc., Class A	—	*	108
Capital One Financial Corp.	1		85
Charles Schwab Corp. (The)	2		122
Chicago Board Options Exchange, Inc.	—	*	32
Cincinnati Financial Corp.	—	*	31
Citigroup, Inc.	5		343
Citizens Financial Group, Inc.	1		43
CME Group, Inc.	1		101
Comerica, Inc.	—	*	37
Discover Financial Services	1		47
E*TRADE Financial Corp. (A)	1		37
Fidelity National Information Services, Inc.	1		65
Fifth Third Bancorp	2		44
First Republic Bank	—	*	35
FNF Group	1		38
Franklin Resources, Inc.	1		30
Goldman Sachs Group, Inc. (The)	1		155
Hartford Financial Services Group, Inc. (The)	1		37
Huntington Bancshares, Inc.	3		41
Intercontinental Exchange, Inc.	1		76
Invesco Ltd.	1		29
JPMorgan Chase & Co.	7		700
KeyCorp	2		45
Lincoln National Corp.	—	*	30
Loews Corp.	1		33
M&T Bank Corp.	—	*	52
Markel Corp. (A)	—	*	33
Marsh & McLennan Cos., Inc.	1		77
MetLife, Inc.	2		74
Moody’s Corp.	—	*	55
Morgan Stanley	3		119
MSCI, Inc., Class A	—	*	36
NASDAQ, Inc.	—	*	25
Northern Trust Corp.	—	*	47
PNC Financial Services Group, Inc. (The)	1		125
Principal Financial Group, Inc.	1		38
Progressive Corp. (The)	1		68
Prudential Financial, Inc.	1		80
Raymond James Financial, Inc.	—	*	32
Regions Financial Corp.	2		42
S&P Global, Inc.	—	*	92
State Street Corp.	1		67
SunTrust Banks, Inc.	1		60
SVB Financial Group (A)	—	*	36
Synchrony Financial	2		54
T. Rowe Price Group, Inc.	1		60
TD Ameritrade Holding Corp.	1		34
Travelers Co., Inc. (The)	1		63
U.S. Bancorp	3		139
Unum Group	1		30
Wells Fargo & Co.	9		520
Zions Bancorporation	—	*	25

			6,248

Health Care – 7.3%
Abbott Laboratories	3		200
AbbVie, Inc.	3		312
Abiomed, Inc. (A)	—	*	42
Aetna, Inc.	1		117
Agilent Technologies, Inc.	1		49
Alexion Pharmaceuticals, Inc. (A)	—	*	61
Align Technology, Inc. (A)	—	*	58
Allergan plc	1		117
Alnylam Pharmaceuticals, Inc. (A)	—	*	24
AmerisourceBergen Corp.	—	*	34
Amgen, Inc.	1		253
Anthem, Inc.	1		125
Baxter International, Inc.	1		72
Becton Dickinson & Co.	1		126
Biogen, Inc. (A)	—	*	126
BioMarin Pharmaceutical, Inc. (A)	—	*	44
Boston Scientific Corp. (A)	3		91
Bristol-Myers Squibb Co.	3		185
Cardinal Health, Inc.	1		39
Celgene Corp. (A)	1		119
Centene Corp. (A)	—	*	54
Cerner Corp. (A)	1		41
Cigna Corp.	1		91
Cooper Cos., Inc. (The)	—	*	34
Da Vita, Inc. (A)	—	*	28
Danaher Corp.	1		108
Dentsply Sirona, Inc.	1		24
Edwards Lifesciences Corp. (A)	—	*	62
Eli Lilly and Co.	2		160
Express Scripts, Inc. (A)	1		92
Gilead Sciences, Inc.	3		192
HCA Holdings, Inc.	1		67
Henry Schein, Inc. (A)	—	*	30
Hologic, Inc. (A)	1		32
Humana, Inc.	—	*	87
IDEXX Laboratories, Inc. (A)	—	*	47
Illumina, Inc. (A)	—	*	86
Incyte Corp. (A)	—	*	29
Intuitive Surgical, Inc. (A)	—	*	111
Johnson & Johnson	5		650
Laboratory Corp. of America Holdings (A)	—	*	46
McKesson Corp.	—	*	56
Merck & Co., Inc.	5		330
Mettler-Toledo International, Inc. (A)	—	*	38
Mylan, Inc. (A)	1		45
Nektar Therapeutics (A)	—	*	19
Perrigo Co. Ltd.	—	*	27
Pfizer, Inc.	11		417
Quest Diagnostics, Inc.	—	*	46
Quintiles Transnational Holdings, Inc. (A)	—	*	33
Regeneron Pharmaceuticals, Inc. (A)	—	*	60
ResMed, Inc.	—	*	38
Shire plc	2		108
Stryker Corp.	1		107
Teleflex, Inc.	—	*	32
Thermo Fisher Scientific, Inc.	1		163
UnitedHealth Group, Inc.	2		484
Universal Health Services, Inc., Class B	—	*	31
Varian Medical Systems, Inc. (A)	—	*	26
Veeva Systems, Inc., Class A (A)	—	*	26
Vertex Pharmaceuticals, Inc. (A)	1		97
Waters Corp. (A)	—	*	44
Zimmer Holdings, Inc.	—	*	45
Zoetis, Inc.	1		87

			6,624

Industrials – 5.0%
3M Co.	1		243
A. O. Smith Corp.	—	*	27
AMETEK, Inc.	—	*	35
Arconic, Inc.	1		24
Boeing Co. (The)	1		386
C.H. Robinson Worldwide, Inc.	—	*	27
Caterpillar, Inc.	1		165
Cintas Corp.	—	*	44
Copart, Inc. (A)	1		36
CoStar Group, Inc. (A)	—	*	37
CSX Corp.	2		111
Cummins, Inc.	—	*	48
Deere & Co.	1		88
Dover Corp.	—	*	31
Eaton Corp.	1		59
Emerson Electric Co.	1		85
Equifax, Inc.	—	*	44
Expeditors International of Washington, Inc.	—	*	35
Fastenal Co.	1		34
FedEx Corp.	1		114
Fluor Corp.	1		27
Fortive Corp.	1		53
Fortune Brands Home & Security, Inc.	1		28
General Dynamics Corp.	—	*	85
General Electric Co.	19		258
Harris Corp.	—	*	42
HD Supply Holdings, Inc. (A)	1		30
Honeywell International, Inc.	1		203
Huntington Ingalls Industries, Inc.	—	*	26
IDEX Corp.	—	*	33
Illinois Tool Works, Inc.	1		85
Ingersoll-Rand plc	—	*	44
J.B. Hunt Transport Services, Inc.	—	*	27
Johnson Controls, Inc.	2		62
L3 Technolgies, Inc.	—	*	37
Lennox International, Inc.	—	*	28

Lockheed Martin Corp.	1		150
Masco Corp.	1		37
Nielsen Holdings plc	1		23
Norfolk Southern Corp.	1		86
Northrop Grumman Corp.	—	*	99
Old Dominion Freight Line, Inc.	—	*	27
Owens Corning	—	*	23
PACCAR, Inc.	1		50
Parker Hannifin Corp.	—	*	48
Raytheon Co.	1		106
Republic Services, Inc., Class A	—	*	32
Rockwell Automation, Inc.	—	*	49
Rockwell Collins, Inc.	—	*	44
Roper Industries, Inc.	—	*	55
Sensata Technologies Holding N.V. (A)	1		29
Spirit AeroSystems Holdings, Inc.	—	*	30
Stanley Black & Decker, Inc.	—	*	43
Textron, Inc.	1		41
TransDigm Group, Inc.	—	*	40
TransUnion	—	*	31
Union Pacific Corp.	2		226
United Parcel Service, Inc., Class B	1		147
United Rentals, Inc. (A)	—	*	32
United Technologies Corp.	1		180
Verisk Analytics, Inc., Class A (A)	—	*	36
W.W. Grainger, Inc.	—	*	41
Waste Connections, Inc.	1		49
Waste Management, Inc.	1		69
Westinghouse Air Brake Technologies Corp.	—	*	26
XPO Logistics, Inc. (A)	—	*	31
Xylem, Inc.	—	*	32

			4,653

Information Technology – 13.6%
Activision Blizzard, Inc.	1		112
Adobe Systems, Inc. (A)	1		238
Advanced Micro Devices, Inc. (A)(B)	2		27
Akamai Technologies, Inc. (A)	—	*	29
Alliance Data Systems Corp.	—	*	27
Alphabet, Inc., Class A (A)	1		667
Alphabet, Inc., Class C (A)	1		694
Amphenol Corp., Class A	1		58
Analog Devices, Inc.	1		77
ANSYS, Inc. (A)	—	*	39
Apple, Inc.	10		1,857
Applied Materials, Inc.	2		99
Arista Networks, Inc. (A)	—	*	31
Autodesk, Inc. (A)	1		70
Automatic Data Processing, Inc.	1		109
Broadcom Corp., Class A	1		197
Broadridge Financial Solutions, Inc.	—	*	29
Cadence Design Systems, Inc. (A)	1		37
CDW Corp.	—	*	30
Cisco Systems, Inc.	10		418
Citrix Systems, Inc. (A)	—	*	40
Cognizant Technology Solutions Corp., Class A	1		84
Computer Sciences Corp.	1		44
Corning, Inc.	2		52
Dell Technologies, Inc., Class V (A)	—	*	38
eBay, Inc. (A)	2		72
Electronic Arts, Inc. (A)	1		88
F5 Networks, Inc. (A)	—	*	24
Facebook, Inc., Class A (A)	5		923
Fiserv, Inc. (A)	1		60
FleetCor Technologies, Inc. (A)	—	*	43
Garter, Inc., Class A (A)	—	*	34
Global Payments, Inc.	—	*	38
GoDaddy, Inc., Class A (A)	—	*	29
Hewlett Packard Enterprise Co.	4		53
Hewlett-Packard Co.	3		75
IAC/InterActiveCorp (A)	—	*	30
Intel Corp.	9		469
International Business Machines Corp.	2		252
Intuit, Inc.	—	*	86
IPG Photonics Corp. (A)	—	*	23
Keysight Technologies, Inc. (A)	1		34
KLA-Tencor Corp.	—	*	36
Lam Research Corp.	—	*	63
Marvell Technology Group Ltd.	1		25
MasterCard, Inc., Class A	2		359
Maxim Integrated Products, Inc.	1		40
Microchip Technology, Inc.	1		49
Micron Technology, Inc. (A)	2		110
Microsoft Corp.	14		1,403
Motorola, Inc.	—	*	43
NetApp, Inc.	1		51
NVIDIA Corp.	1		276
ON Semiconductor Corp. (A)	1		26
Oracle Corp.	6		279
Palo Alto Networks, Inc. (A)	—	*	44
Paychex, Inc.	1		39
PayPal, Inc. (A)	2		196
QUALCOMM, Inc.	3		163
Red Hat, Inc. (A)	—	*	52
RF Micro Devices, Inc. (A)	—	*	25
salesforce.com, Inc. (A)	1		185
Seagate Technology	1		40
ServiceNow, Inc. (A)	—	*	66
Skyworks Solutions, Inc.	—	*	40
Splunk, Inc. (A)	—	*	36
Square, Inc., Class A (A)	1		42
SS&C Technologies Holdings, Inc.	1		29
Symantec Corp.	2		32
Synopsys, Inc. (A)	—	*	31
Take-Two Interactive Software, Inc. (A)	—	*	34
TE Connectivity Ltd.	1		67
Texas Instruments, Inc.	2		213
Total System Services, Inc.	—	*	32
Trimble Navigation Ltd. (A)	1		27
Twitter, Inc. (A)	1		65
VeriSign, Inc. (A)	—	*	37
Visa, Inc., Class A	3		455

VMware, Inc., Class A (A)	—	*	27
Western Digital Corp.	1		50
Western Union Co. (The)	1		29
Workday, Inc., Class A (A)	—	*	40
Worldpay, Inc. (A)	1		60
Xilinx, Inc.	1		43

			12,395

Materials – 1.8%
Air Products and Chemicals, Inc.	—	*	70
Albemarle Corp. (B)	—	*	34
Avery Dennison Corp.	—	*	30
Ball Corp.	1		29
Celanese Corp., Series A	—	*	38
Chemours Co. (The)	1		23
Dow Chemical Co. (The)	5		317
Eastman Chemical Co.	—	*	31
Ecolab, Inc.	—	*	65
FMC Corp.	—	*	34
Freeport-McMoRan Copper & Gold, Inc., Class B	3		55
International Flavors & Fragrances, Inc.	—	*	33
International Paper Co.	1		44
LyondellBasell Industries N.V., Class A	1		76
Martin Marietta Materials, Inc.	—	*	33
Newmont Mining Corp.	1		45
Nucor Corp.	1		48
Packaging Corp. of America	—	*	29
PPG Industries, Inc.	1		58
Praxair, Inc.	1		100
Sealed Air Corp.	1		25
Sherwin-Williams Co. (The)	—	*	74
Steel Dynamics, Inc.	1		28
Vulcan Materials Co.	—	*	41
WestRock Co.	1		37
Weyerhaeuser Co.	1		54

			1,451

Real Estate – 1.4%
Alexandria Real Estate Equities, Inc.	—	*	30
American Tower Corp., Class A	1		122
AvalonBay Communities, Inc.	—	*	46
Boston Properties, Inc.	—	*	35
CB Richard Ellis Group, Inc. (A)	1		37
Crown Castle International Corp.	1		87
Digital Realty Trust, Inc.	—	*	50
Duke Realty Corp.	1		26
Equinix, Inc.	—	*	74
Equity Residential	1		44
Essex Property Trust, Inc.	—	*	37
Federal Realty Investment Trust	—	*	29
GGP, Inc.	2		36
HCP, Inc.	1		33
Hilton Worldwide Holdings, Inc.	1		47
Host Hotels & Resorts, Inc.	2		34
Mid-America Apartment Communities, Inc.	—	*	25
ProLogis, Inc.	1		64
Public Storage, Inc.	—	*	59
Realty Income Corp.	1		39
Regency Centers Corp.	—	*	30
Simon Property Group, Inc.	1		101
SL Green Realty Corp.	—	*	25
UDR, Inc.	1		24
Ventas, Inc.	1		45
Vornado Realty Trust	—	*	34
Welltower, Inc.	1		51

			1,264

Telecommunication Services – 1.3%
AT&T, Inc.	15		467
CenturyLink, Inc.	2		42
MetroPCS Communications, Inc. (A)	1		43
SBA Communications Corp. (A)	—	*	45
Verizon Communications, Inc.	8		416

			1,013

Utilities – 1.4%
Ameren Corp.	—	*	28
American Electric Power Co., Inc.	1		57
American Water Works Co., Inc.	—	*	34
CenterPoint Energy, Inc.	1		31
CMS Energy Corp.	1		27
Consolidated Edison, Inc.	1		43
Dominion Energy, Inc.	1		90
DTE Energy Co.	—	*	33
Duke Energy Corp.	1		92
Edison International	1		48
Entergy Corp.	—	*	29
Eversource Energy	1		40
Exelon Corp.	2		69
FirstEnergy Corp.	1		39
NextEra Energy, Inc.	1		136
PG&E Corp.	1		53
PPL Corp.	2		46
Public Service Enterprise Group, Inc.	1		45
Sempra Energy	—	*	56
Southern Co. (The)	2		87
WEC Energy Group, Inc.	1		35
Xcel Energy, Inc.	1		41

			1,159

Total United States – 53.5%			$47,756

TOTAL COMMON STOCKS – 99.4%			$89,729
(Cost: $85,073)

PREFERRED STOCKS
Germany

Consumer Discretionary – 0.1%
Volkswagen AG, 2.260%	—	*	74

Consumer Staples – 0.1%
Henkel AG & Co. KGaA	1		72

Total Germany – 0.2%			$146
South Korea

Information Technology – 0.1%
Samsung Electronics Co. Ltd.	2		61

Total South Korea – 0.1%			$61

TOTAL PREFERRED STOCKS – 0.3%			$207
(Cost: $213)

SHORT-TERM SECURITIES	Principal
Money Market Funds – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 1.850%, (D)(E)	$441		441

TOTAL SHORT-TERM SECURITIES – 0.5%			$441
(Cost: $441)

TOTAL INVESTMENT SECURITIES – 100.2%			$90,377
(Cost: $85,727)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%			(179)

NET ASSETS – 100.0%			$90,198

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $595 are on loan.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $151 or 0.2% of net assets.

(D)	Rate shown is the annualized 7-day yield at June 30, 2018.

(E)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$10,743	$—		$—
Consumer Staples	7,210	—		—
Energy	6,498	—		—
Financials	15,752	—		—
Health Care	10,025	—		—
Industrials	9,513	—	*	—
Information Technology	17,244	29		—
Materials	4,764	—		—
Real Estate	2,953	—		—
Telecommunication Services	2,529	—		—
Utilities	2,469	—		—
Total Common Stocks	$89,700	$29		$—
Preferred Stocks	207	—		—
Short-Term Securities	441	—		—
Total	$90,348	$29		$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$85,727

Gross unrealized appreciation	8,039
Gross unrealized depreciation	(3,389)

Net unrealized appreciation	$4,650

Country Weightings
North America	56.4%
United States	52.6%
Other North America	3.8%
Europe	22.7%
United Kingdom	6.0%
France	3.5%
Other Europe	13.2%
Pacific Basin	19.7%
Japan	7.8%
Other Pacific Basin	11.9%
Other	0.9%
South America	0.8%
Bahamas/Caribbean	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	-0.6%

Market Sector Diversification
(as a % of net assets)
Financials	19.6%
Information Technology	17.1%
Health Care	11.8%
Consumer Discretionary	11.2%
Industrials	11.0%
Consumer Staples	9.1%
Energy	6.0%
Materials	4.8%
Telecommunication Services	3.5%
Utilities	3.3%
Real Estate	3.2%
Other+	-0.6%

+	Includes cash and other assets (net of liabilities), and cash equivalents

SCHEDULE OF INVESTMENTS Ivy Pictet Emerging Markets Local Currency Debt Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
U.S. 5-Year Treasury Note September Futures,
Put $112.75, Expires 8–24–18	42	4,200	$5

TOTAL PURCHASED OPTIONS – 0.0%	$5
(Cost: $13)

OTHER GOVERNMENT SECURITIES (A)	Principal

Argentina – 3.5%
Republic of Argentina:
16.000%, 9–19–18 (B)	ARS	350	12
15.500%, 10–3–21 (B)	56,210	1,721
21.200%, 10–17–23 (B)	29,781	885
18.200%, 10–17–26 (B)	53,620	1,649

4,267

Brazil – 4.3%
Brazil Letras do Tesouro Nacional:
0.000%, 1–1–20 (B)(C)	BRL	2,000	458
0.000%, 7–1–20 (B)(C)	4,000	872
0.000%, 7–1–21 (B)(C)	4,900	957
Brazil Notas do Tesouro Nacional:
10.000%, 1–1–21 (B)	2,600	681
10.000%, 1–1–23 (B)	3,200	806
10.000%, 1–1–25 (B)	1,800	437
10.000%, 1–1–27 (B)	3,587	844
10.000%, 1–1–29 (B)	1,000	231

5,286

Chile – 5.6%
Chile Bonos Tesoreria:
4.500%, 2–28–21 (B)	CLP	525,000	820
4.500%, 3–1–26 (B)	1,645,000	2,509
5.000%, 3–1–35 (B)	1,040,000	1,589
6.000%, 1–1–43 (B)	520,000	886
Republic of Chile
5.500%, 8–5–20 (B)	681,000	1,081

6,885

Columbia – 4.4%
Chile Bonos Tesoreria
11.000%, 7–24–20 (B)	COP	1,600,000	606
Colombian TES:
7.000%, 5–4–22 (B)	980,000	348
10.000%, 7–24–24 (B)	2,875,000	1,167
7.500%, 8–26–26 (B)	2,655,700	960
6.000%, 4–28–28 (B)	2,646,500	866
7.750%, 9–18–30 (B)	2,333,600	854
7.000%, 6–30–32 (B)	1,600,000	542

5,343

Czech Republic – 4.8%
Czech Republic Government Bond:
0.000%, 2–10–20 (B)(C)	CZK	14,000	621
3.750%, 9–12–20 (B)	21,000	999
0.450%, 10–25–23 (B)	32,430	1,372
2.400%, 9–17–25 (B)	5,900	274
1.000%, 6–26–26 (B)	32,130	1,333
2.500%, 8–25–28 (B)	19,860	918
0.950%, 5–15–30 (B)	8,500	324

5,841

Dominican Republic – 5.3%
Dominican Republic
8.900%, 2–15–23 (B)	DOP	317,550	6,492

Hungary – 3.8%
Hungary Government Bond:
6.500%, 6–24–19 (B)	HUF	24,000	90
1.000%, 9–23–20 (B)	200,000	703
7.000%, 6–24–22 (B)	106,250	445
1.750%, 10–26–22 (B)	132,000	457
6.000%, 11–24–23 (B)	67,240	279
3.000%, 6–26–24 (B)	97,120	348
2.750%, 12–22–26 (B)	314,160	1,057
3.000%, 10–27–27 (B)	390,900	1,320

4,699

Indonesia – 3.3%
Indonesia Government Bond:
9.000%, 3–15–29 (B)	IDR	3,852,000	286
8.375%, 3–15–34 (B)	48,338,000	3,365
8.750%, 2–15–44 (B)	4,600,000	325

3,976

Malaysia – 3.5%
Malaysia Government Bond:
3.759%, 3–15–19 (B)	MYR	714	177
3.654%, 10–31–19 (B)		1,178	292
3.226%, 4–15–20 (B)		8,530	2,094
3.882%, 3–10–22 (B)		1,690	419
3.948%, 4–14–22 (B)		650	161
3.418%, 8–15–22 (B)		1,070	261
4.181%, 7–15–24 (B)		1,250	310
4.762%, 4–7–37 (B)		1,380	338
4.893%, 6–8–38 (B)		201	50
4.935%, 9–30–43 (B)		760	189
4.736%, 3–15–46 (B)		200	48

			4,339

Mexico – 4.5%
Mexican Bonos:
8.500%, 12–13–18 (B)	MXN	8,000	404
5.000%, 12–11–19 (B)		33,500	1,622
6.500%, 6–10–21 (B)		20,000	975
10.000%, 12–5–24 (B)		17,395	983
5.750%, 3–5–26 (B)		6,825	307
8.500%, 5–31–29 (B)		4,000	215
7.750%, 5–29–31 (B)		10,000	508
7.750%, 11–23–34 (B)		4,000	203
10.000%, 11–20–36 (B)		2,300	143
8.500%, 11–18–38 (B)		2,083	114

			5,474

Peru – 3.9%
Republic of Peru:
5.700%, 8–12–24 (B)	PEN	2,066	653
6.350%, 8–12–28 (B)		105	33
6.950%, 8–12–31 (B)		870	290
6.150%, 8–12–32 (B)(D)		422	131
6.900%, 8–12–37 (B)		6,320	2,072
6.850%, 2–12–42 (B)		4,996	1,604

			4,783

Philippines – 3.8%
Republic of Philippines:
3.900%, 11–26–22 (B)	PHP	97,000	1,709
6.250%, 1–14–36 (B)		149,000	2,968

			4,677

Poland – 2.7%
Poland Government Bond:
2.500%, 7–25–26 (B)	PLN	3,580	914
2.500%, 7–25–27 (B)		5,227	1,321
2.750%, 4–25–28 (B)		580	149
5.750%, 4–25–29 (B)		2,870	946

			3,330

Romania – 5.7%
Romania Government Bond:
2.500%, 4–29–19 (B)	RON	5,000	1,241
5.750%, 4–29–20 (B)		3,920	1,011
5.950%, 6–11–21 (B)		820	213
4.000%, 10–27–21 (B)		3,950	971
5.850%, 4–26–23 (B)		7,900	2,061
4.750%, 2–24–25 (B)(E)		4,505	1,110
5.800%, 7–26–27 (B)		1,640	427

			7,034

Russia – 4.7%
Russia Government Bond:
7.000%, 8–16–23 (B)	RUB	35,120	552
8.150%, 2–3–27 (B)		23,499	389
7.050%, 1–19–28 (B)		220,184	3,387
Russian Federation:
6.800%, 12–11–19 (B)		40,000	637
7.600%, 7–20–22 (B)		50,000	806

			5,771

Senegal – 0.6%
Republic of Senegal:
4.750%, 3–13–28 (B)	EUR	227	247
6.750%, 3–13–48		$541	463

			710

South Africa – 6.1%
Republic of South Africa:
10.500%, 12–21–26 (B)	ZAR	38,604	3,083
8.000%, 1–31–30 (B)		8,000	532
7.000%, 2–28–31 (B)		9,000	544
6.250%, 3–31–36 (B)		1,488	78
8.500%, 1–31–37 (B)		13,519	893
6.500%, 2–28–41 (B)		9,800	510
8.750%, 1–31–44 (B)		3,500	233
8.750%, 2–28–48 (B)		24,924	1,654

			7,527

Thailand – 9.6%
Thailand Government Bond:
3.875%, 6–13–19 (B)	THB	86,912	2,680
5.375%, 12–3–19 (B)		117,000	3,718
3.850%, 12–12–25 (B)		27,050	892
3.775%, 6–25–32 (B)		86,632	2,808
3.400%, 6–17–36 (B)		53,300	1,638

			11,736

Turkey – 3.7%
Turkey Government Bond:
11.100%, 5–15–19 (B)	TRY	240	49
7.400%, 2–5–20 (B)		1,800	335
11.000%, 3–2–22 (B)		7,295	1,330
8.500%, 9–14–22 (B)		1,010	166
8.800%, 9–27–23 (B)		6,860	1,090
10.400%, 3–20–24 (B)		1,070	182
8.000%, 3–12–25 (B)		3,780	552
10.600%, 2–11–26 (B)		4,677	774
11.000%, 2–24–27 (B)		500	83

			4,561

Uruguay – 5.2%
Republica Orient Uruguay:
9.875%, 6–20–22 (B)	UYU	112,858	3,563
8.500%, 3–15–28 (B)		100,273	2,760

			6,323

TOTAL OTHER GOVERNMENT SECURITIES – 89.0%			$109,054
(Cost: $121,071)

SHORT-TERM SECURITIES
Master Note – 3.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.240%, 7-6-18(F)		$4,362	4,362

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 1.850%, (G)(H)		104	104

Nigeria – 3.1%
Nigerian Government Treasury Bills:
0.121%, 9–13–18 (B)	NGN	180,000	486
0.119%, 12–6–18 (B)		1,270,000	3,328

			3,814

Thailand – 0.7%
Thailand Treasury Bills 1.178%, 9–6–18 (B)	THB	26,400	795

TOTAL SHORT-TERM SECURITIES – 7.5%			$9,075
(Cost: $9,115)

TOTAL INVESTMENT SECURITIES – 96.5%			$118,134
(Cost: $130,199)

CASH AND OTHER ASSETS, NET OF LIABILITIES (I)(J) – 3.5%			4,347

NET ASSETS – 100.0%			$122,481

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B)

Principal amounts are denominated in the indicated foreign currency, where applicable (ARS – Argentine Peso, BRL – Brazilian Real, CLP – Chilean Peso, COP – Columbian Peso, CZK – Czech Koruna, DOP – Dominican Republic peso, EUR – Euro, HUF – Hungarian Forint, IDR – Indonesian Rupiah, INR – Indian Rupee, MXN – Mexican Peso, MYR – Malaysian Ringgit, NGN – Nigeria naira, PEN – Peruvian Neuvo Sol, PHP – Philippine Peso, PLN – Polish Zloty, RON – Romania Leu, RUB – Russian Ruble, SGD – Singapore Dollar, THB – Thai Baht, TRY – Turkish New Lira, UYU – Uruguay Peso and ZAR – South African Rand).

(C)	Zero coupon bond.

(D)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $131 or 0.1% of net assets.

(E)	All or a portion of securities with an aggregate value of $99 are on loan.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Rate shown is the annualized 7-day yield at June 30, 2018.

(H)	Investment made with cash collateral received from securities on loan.

(I)	Cash of $300 is held in collateralized accounts for OTC foreign forward currency contracts collateral.

(J)	Cash of $287 is held in collateralized accounts for centrally cleared interest rate swap agreements collateral.

The following over the counter credit default swaps – buy protection(1) were outstanding at June 30, 2018:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Republic of Brazil	JPMorgan Chase Bank N.A.	(1.000%)	6–20–23	468	$35	$37	$(2)
Republic of Brazil	JPMorgan Chase Bank N.A.	(1.000%)	6–20–23	400	30	32	(2)
Republic of Brazil	Barclays Bank plc	(1.000%)	6–20–23	432	32	34	(2)
Republic of Korea	Morgan Stanley & Co. International plc	(1.000%)	12–20–21	323	(7)	(6)	(1)
Republic of Korea	Goldman Sachs International	(1.000%)	12–20–21	74	(2)	(1)	— *
Republic of Korea	Goldman Sachs International	(1.000%)	12–20–21	74	(2)	(1)	(1)
Republic of Korea	Citibank N.A.	(1.000%)	12–20–21	73	(1)	(1)	— *
Republic of Turkey	Barclays Bank plc	(1.000%)	6–20–23	400	33	41	(8)
					$118	$135	$(16)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

The following forward foreign currency contracts were outstanding at June 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Colombian Peso	3,438,625	U.S. Dollar	1,169	7–5–18	Barclays Capital, Inc.	$—	$4
Colombian Peso	3,438,625	U.S. Dollar	1,173	7–6–18	Barclays Capital, Inc.	—	—	*
Malaysian Ringgit	1,760	U.S. Dollar	442	7–6–18	Barclays Capital, Inc.	6	—
Singapore Dollar	2,260	U.S. Dollar	1,709	7–6–18	Barclays Capital, Inc.	51	—
U.S. Dollar	1,169	Colombian Peso	3,438,625	7–6–18	Barclays Capital, Inc.	4	—
U.S. Dollar	1,588	Thai Baht	50,600	7–6–18	Barclays Capital, Inc.	—	61
U.S. Dollar	1,846	Peruvian New Sol	6,036	7–13–18	Barclays Capital, Inc.	—	9
South African Rand	8,950	U.S. Dollar	676	7–16–18	Barclays Capital, Inc.	25	—
U.S. Dollar	385	Chinese Yuan Renminbi	2,500	7–18–18	Barclays Capital, Inc.	—	8
Malaysian Ringgit	1,630	U.S. Dollar	389	7–23–18	Barclays Capital, Inc.	—	14
U.S. Dollar	405	Malaysian Ringgit	1,630	7–23–18	Barclays Capital, Inc.	—	1
Euro	170	U.S. Dollar	200	7–24–18	Barclays Capital, Inc.	1	—

U.S. Dollar	218	Chinese Yuan Renminbi	1,400	7-24-18	Barclays Capital, Inc.	—		8
Mexican Peso	32,281	U.S. Dollar	1,609	7-25-18	Barclays Capital, Inc.	—		11
South African Rand	10,300	U.S. Dollar	825	7-25-18	Barclays Capital, Inc.	77		—
Chilean Peso	263,295	U.S. Dollar	414	7-26-18	Barclays Capital, Inc.	11		—
U.S. Dollar	1,164	Mexican Peso	23,400	7-26-18	Barclays Capital, Inc.	9		—
U.S. Dollar	941	Russian Ruble	60,173	8-13-18	Barclays Capital, Inc.	12		—
U.S. Dollar	1,471	South African Rand	20,568	8-16-18	Barclays Capital, Inc.	20		—
Colombian Peso	2,450,000	U.S. Dollar	842	8-24-18	Barclays Capital, Inc.	8		—
U.S. Dollar	269	Colombian Peso	770,000	8-24-18	Barclays Capital, Inc.	—		7
U.S. Dollar	1,307	Russian Ruble	82,700	8-29-18	Barclays Capital, Inc.	2		—
Thai Baht	29,273	U.S. Dollar	919	9-5-18	Barclays Capital, Inc.	34		—
U.S. Dollar	1,168	Colombian Peso	3,438,625	10-5-18	Barclays Capital, Inc.	—	*	—
U.S. Dollar	1,165	Indonesian Rupiah	16,680,000	10-24-18	Barclays Capital, Inc.	—		20
U.S. Dollar	1,513	Malaysian Ringgit	6,217	11-14-18	Barclays Capital, Inc.	19		—
U.S. Dollar	815	South African Rand	11,304	7-2-18	Citibank N.A.	10		—
Brazilian Real	2,920	U.S. Dollar	780	7-3-18	Citibank N.A.	26		—
Mexican Peso	4,020	U.S. Dollar	200	7-5-18	Citibank N.A.	—		3
U.S. Dollar	266	Mexican Peso	5,272	7-5-18	Citibank N.A.	—		—	*
Singapore Dollar	570	U.S. Dollar	420	7-6-18	Citibank N.A.	2		—
Thai Baht	51,000	U.S. Dollar	1,618	7-6-18	Citibank N.A.	78		—
South African Rand	11,304	U.S. Dollar	814	7-9-18	Citibank N.A.	—		10
Czech Koruna	10,338	U.S. Dollar	505	7-12-18	Citibank N.A.	40		—
U.S. Dollar	1,044	Turkish New Lira	4,443	7-13-18	Citibank N.A.	—		80
South African Rand	29,443	U.S. Dollar	2,266	7-16-18	Citibank N.A.	123		—
U.S. Dollar	2,300	South African Rand	31,541	7-16-18	Citibank N.A.	—		4
U.S. Dollar	971	Philippine Peso	52,094	7-24-18	Citibank N.A.	3		—
Mexican Peso	15,700	U.S. Dollar	820	7-25-18	Citibank N.A.	33		—
U.S. Dollar	2,991	Mexican Peso	61,246	7-25-18	Citibank N.A.	82		—
Chilean Peso	90,000	U.S. Dollar	141	7-26-18	Citibank N.A.	3		—
Hungarian Forint	104,495	U.S. Dollar	383	8-7-18	Citibank N.A.	12		—
U.S. Dollar	514	Hungarian Forint	136,600	8-7-18	Citibank N.A.	—		30
Romanian Leu	187	U.S. Dollar	47	8-13-18	Citibank N.A.	—	*	—
South African Rand	18,532	U.S. Dollar	1,362	8-16-18	Citibank N.A.	19		—
Turkish New Lira	10,821	U.S. Dollar	2,204	9-4-18	Citibank N.A.	—		87
U.S. Dollar	1,428	Turkish New Lira	6,771	9-4-18	Citibank N.A.	7		—
U.S. Dollar	1,618	Hungarian Forint	438,033	9-7-18	Citibank N.A.	—		58
U.S. Dollar	1,673	Polish Zloty	6,263	9-25-18	Citibank N.A.	1		—
U.S. Dollar	166	Turkish New Lira	798	9-28-18	Citibank N.A.	1		—
Thai Baht	206,500	U.S. Dollar	6,233	10-9-18	Citibank N.A.	—		20
South African Rand	11,304	U.S. Dollar	821	7-2-18	Deutsche Bank AG	—		3
U.S. Dollar	1,669	Turkish New Lira	7,556	7-6-18	Deutsche Bank AG	—		26
U.S. Dollar	783	Israeli Shekel	2,800	7-9-18	Deutsche Bank AG	—		17
Singapore Dollar	550	U.S. Dollar	410	7-16-18	Deutsche Bank AG	6		—
U.S. Dollar	413	Singapore Dollar	550	7-16-18	Deutsche Bank AG	—		9
Euro	664	Polish Zloty	2,870	7-18-18	Deutsche Bank AG	—		10
Polish Zloty	3,760	Euro	870	7-18-18	Deutsche Bank AG	13		—
Turkish New Lira	850	U.S. Dollar	177	7-23-18	Deutsche Bank AG	—		7
Philippine Peso	8,500	U.S. Dollar	159	7-24-18	Deutsche Bank AG	—	*	—
U.S. Dollar	403	Mexican Peso	8,100	7-27-18	Deutsche Bank AG	3		—
U.S. Dollar	1,641	Polish Zloty	6,106	7-27-18	Deutsche Bank AG	—		11
Hungarian Forint	303,271	U.S. Dollar	1,078	8-7-18	Deutsche Bank AG	—	*	—
U.S. Dollar	1,320	Hungarian Forint	371,437	8-7-18	Deutsche Bank AG	—		—	*
U.S. Dollar	902	Philippine Peso	48,179	8-15-18	Deutsche Bank AG	—		2
South African Rand	9,255	U.S. Dollar	684	8-16-18	Deutsche Bank AG	13		—
U.S. Dollar	603	Turkish New Lira	2,890	9-4-18	Deutsche Bank AG	8		—
U.S. Dollar	513	South African Rand	7,135	9-6-18	Deutsche Bank AG	3		—
Romanian Leu	3,977	U.S. Dollar	987	9-28-18	Deutsche Bank AG	—		5
U.S. Dollar	572	Romanian Leu	2,301	9-28-18	Deutsche Bank AG	2		—
Brazilian Real	5,730	U.S. Dollar	1,498	7-3-18	Goldman Sachs International	19		—
U.S. Dollar	400	Russian Ruble	25,299	7-3-18	Goldman Sachs International	3		—
Hungarian Forint	125,000	U.S. Dollar	458	7-5-18	Goldman Sachs International	15		—
Mexican Peso	33,622	U.S. Dollar	1,839	7-5-18	Goldman Sachs International	147		—
Thai Baht	53,300	U.S. Dollar	1,690	7-6-18	Goldman Sachs International	81		—
U.S. Dollar	2,111	Singapore Dollar	2,820	7-6-18	Goldman Sachs International	—		41
U.S. Dollar	1,651	Thai Baht	52,600	7-6-18	Goldman Sachs International	—		64
Russian Ruble	25,299	U.S. Dollar	400	7-9-18	Goldman Sachs International	—		3
U.S. Dollar	1,608	Japanese Yen	176,000	7-12-18	Goldman Sachs International	—		18
South African Rand	24,247	U.S. Dollar	1,964	7-16-18	Goldman Sachs International	198		—
U.S. Dollar	2,657	South African Rand	33,000	7-16-18	Goldman Sachs International	—		254

U.S. Dollar	214	Chinese Yuan Renminbi	1,374	7-24-18	Goldman Sachs International	—	7
U.S. Dollar	412	Mexican Peso	8,196	7-24-18	Goldman Sachs International	—	1
Mexican Peso	32,000	U.S. Dollar	1,671	7-25-18	Goldman Sachs International	66	—
Malaysian Ringgit	1,550	U.S. Dollar	384	7-30-18	Goldman Sachs International	1	—
South African Rand	22,704	U.S. Dollar	1,810	8-16-18	Goldman Sachs International	165	—
U.S. Dollar	777	South African Rand	10,819	8-16-18	Goldman Sachs International	8	—
U.S. Dollar	427	Mexican Peso	8,949	8-20-18	Goldman Sachs International	21	—
Russian Ruble	55,150	U.S. Dollar	862	8-29-18	Goldman Sachs International	—	11
Romanian Leu	101	U.S. Dollar	25	9-28-18	Goldman Sachs International	—	—	*
U.S. Dollar	381	Colombian Peso	1,125,000	10-5-18	Goldman Sachs International	1	—
Indonesian Rupiah	23,500,000	U.S. Dollar	1,652	7-2-18	JPMorgan Securities LLC	12	—
U.S. Dollar	1,665	Indonesian Rupiah	23,500,000	7-2-18	JPMorgan Securities LLC	—	25
Brazilian Real	16,490	U.S. Dollar	4,364	7-3-18	JPMorgan Securities LLC	109	—
Russian Ruble	25,299	U.S. Dollar	401	7-3-18	JPMorgan Securities LLC	—	2
U.S. Dollar	6,721	Brazilian Real	25,140	7-3-18	JPMorgan Securities LLC	—	235
Colombian Peso	1,740,000	U.S. Dollar	616	7-5-18	JPMorgan Securities LLC	22	—
U.S. Dollar	1,852	Colombian Peso	5,178,625	7-5-18	JPMorgan Securities LLC	—	85
Turkish New Lira	4,207	U.S. Dollar	880	7-6-18	JPMorgan Securities LLC	—	35
U.S. Dollar	880	Thai Baht	29,000	7-6-18	JPMorgan Securities LLC	—	5
U.S. Dollar	167	Turkish New Lira	690	7-6-18	JPMorgan Securities LLC	—	17
Czech Koruna	21,361	U.S. Dollar	970	7-9-18	JPMorgan Securities LLC	9	—
Israeli Shekel	8,800	U.S. Dollar	2,502	7-9-18	JPMorgan Securities LLC	96	—
U.S. Dollar	1,669	Israeli Shekel	6,000	7-9-18	JPMorgan Securities LLC	—	28
Japanese Yen	176,000	U.S. Dollar	1,600	7-12-18	JPMorgan Securities LLC	10	—
U.S. Dollar	2,092	Czech Koruna	46,746	7-12-18	JPMorgan Securities LLC	12	—
U.S. Dollar	1,187	Japanese Yen	130,000	7-12-18	JPMorgan Securities LLC	—	12
South African Rand	20,843	U.S. Dollar	1,619	7-16-18	JPMorgan Securities LLC	103	—
U.S. Dollar	1,659	South African Rand	20,400	7-16-18	JPMorgan Securities LLC	—	174
Euro	670	Polish Zloty	2,865	7-18-18	JPMorgan Securities LLC	—	18
Euro	1,131	U.S. Dollar	1,324	7-18-18	JPMorgan Securities LLC	1	—
Hungarian Forint	380,103	Euro	1,180	7-18-18	JPMorgan Securities LLC	30	—
U.S. Dollar	1,326	Polish Zloty	4,860	7-18-18	JPMorgan Securities LLC	—	28
Euro	1,925	U.S. Dollar	2,270	7-24-18	JPMorgan Securities LLC	17	—
U.S. Dollar	2,963	Euro	2,500	7-24-18	JPMorgan Securities LLC	—	38
U.S. Dollar	524	Mexican Peso	10,461	7-24-18	JPMorgan Securities LLC	1	—
U.S. Dollar	2,815	Mexican Peso	56,100	7-25-18	JPMorgan Securities LLC	—	1
Mexican Peso	6,700	U.S. Dollar	331	7-26-18	JPMorgan Securities LLC	—	5
Singapore Dollar	1,758	Euro	1,113	7-26-18	JPMorgan Securities LLC	12	—
U.S. Dollar	776	Mexican Peso	15,600	7-26-18	JPMorgan Securities LLC	6	—
U.S. Dollar	743	Indonesian Rupiah	10,600,000	7-30-18	JPMorgan Securities LLC	—	4
Brazilian Real	13,547	U.S. Dollar	3,544	8-2-18	JPMorgan Securities LLC	61	—
U.S. Dollar	409	Colombian Peso	1,170,000	8-24-18	JPMorgan Securities LLC	—	11
Russian Ruble	96,350	U.S. Dollar	1,514	8-29-18	JPMorgan Securities LLC	—	10
U.S. Dollar	3,282	Russian Ruble	206,600	8-29-18	JPMorgan Securities LLC	—	13
U.S. Dollar	1,139	South African Rand	15,129	9-6-18	JPMorgan Securities LLC	—	45
U.S. Dollar	604	South African Rand	8,062	9-14-18	JPMorgan Securities LLC	—	22
Russian Ruble	25,077	U.S. Dollar	394	9-18-18	JPMorgan Securities LLC	—	2
U.S. Dollar	564	Russian Ruble	35,869	9-18-18	JPMorgan Securities LLC	2	—
Romanian Leu	570	U.S. Dollar	142	9-28-18	JPMorgan Securities LLC	—	—	*
U.S. Dollar	383	Colombian Peso	1,125,000	10-5-18	JPMorgan Securities LLC	—	1
U.S. Dollar	308	Indonesian Rupiah	4,350,000	10-24-18	JPMorgan Securities LLC	—	9
U.S. Dollar	100	Argentine Peso	3,390	1-3-19	JPMorgan Securities LLC	—	—	*
Indonesian Rupiah	2,300,000	U.S. Dollar	165	7-2-18	Morgan Stanley International	4	—
U.S. Dollar	161	Indonesian Rupiah	2,300,000	7-2-18	Morgan Stanley International	—	1
Euro	410	U.S. Dollar	483	7-24-18	Morgan Stanley International	3	—
Mexican Peso	15,900	U.S. Dollar	829	7-25-18	Morgan Stanley International	32	—
Russian Ruble	7,200	U.S. Dollar	115	8-13-18	Morgan Stanley International	1	—
U.S. Dollar	177	Russian Ruble	11,136	8-29-18	Morgan Stanley International	—	1
Euro	227	U.S. Dollar	287	2-12-19	Morgan Stanley International	17	—
						$2,052	$1,751

The following futures contracts were outstanding at June 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 30-Year Treasury Bond	Short	6	9-28-18	600	$(870)	$(2)
U.S. 5-Year Treasury Note	Long	17	10-3-18	1,700	1,931	5
					$1,061	$3

The following centrally cleared interest rate swap agreements were outstanding at June 30, 2018:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (B)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.855%	12/13/2023	MXN 1,217	$— *	$—	$— *
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.880%	12/13/2023	1,285	1	—	1
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.965%	12/13/2023	1,298	4	—	4
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.995%	9/6/2028	909	(2)	—	(2)
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.065%	9/6/2028	1,357	1	—	1
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.170%	9/6/2028	658	3	—	3
JPMorgan Chase Bank N.A.	Receive	6-Month Warsaw Interbank Offered Rate	2.573%	9/19/2023	PLN 1,850	(3)	—	(3)
JPMorgan Chase Bank N.A.	Receive	6-Month Warsaw Interbank Offered Rate	2.999%	12/19/2028	1,110	3	—	3
						$7	$—	$7

The following over the counter interest rate swap agreements were outstanding at June 30, 2018:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (B)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	1-Day Mumbai Interbank Outright Rate	6.680%	6/7/2019	INR 8,115	$46	$—	$46
Barclays Bank plc	Receive	1-Day Mumbai Interbank Outright Rate	6.685%	3/13/2023	2,573	44	—	44
Barclays Bank plc	Receive	1-Day Mumbai Interbank Outright Rate	7.035%	5/16/2023	2,622	17	—	17
Barclays Bank plc	Receive	6-Month Association of Banks in Singapore Swap Offer Rate	2.698%	4/27/2028	SGD 1,169	(11)	—	(11)
Credit Suisse International	Pay	1-Day Mumbai Interbank Outright Rate	6.410%	3/20/2020	INR 4,898	(28)	—	(28)
Credit Suisse International	Receive	1-Day Mumbai Interbank Outright Rate	6.615%	3/20/2023	2,550	51	—	51
Goldman Sachs International	Receive	6-Month Prague Interbank Offered Rate	1.885%	12/19/2023	CZK 1,264	8	—	8
Goldman Sachs International	Receive	6-Month Prague Interbank Offered Rate	2.008%	12/19/2023	2,716	2	—	2
Goldman Sachs International	Receive	6-Month Prague Interbank Offered Rate	1.890%	12/19/2023	1,469	8	—	8
JPMorgan Chase Bank N.A.	Receive	6-Month Association of Banks in Singapore Swap Offer Rate	2.663%	4/26/2028	SGD 899	(6)	—	(6)
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022	IDR 258	6	—	6
JPMorgan Chase Bank N.A.	Receive	6-Month Prague Interbank Offered Rate	1.853%	12/19/2023	CZK 1,834	14	—	14
JPMorgan Chase Bank N.A.	Receive	6-Month Prague Interbank Offered Rate	1.845%	12/19/2023	1,755	14	—	14
Morgan Stanley & Co. International plc	Receive	3-Month Kuala Lumpur Interbank Offered Rate	4.140%	5/14/2023	MYR 2,060	(22)	—	(22)
Nomura Securities International, Inc.	Receive	6-Month Association of Banks in Singapore Swap Offer Rate	1.950%	8/22/2026	SGD 70	2	—	2
Nomura Securities International, Inc.	Receive	6-Month Association of Banks in Singapore Swap Offer Rate	1.950%	8/22/2026	187	6	—	6
						$151	$—	$151

The following written options were outstanding at June 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
U.S. 5-Year Treasury Note September Futures	N/A	Put	42	4,200	August 2018	$111.75	$4	$(1)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$5	$—	$—
Other Government Securities	—	109,054	—
Short-Term Securities	104	8,971	—
Total	$109	$118,025	$—
Over the Counter Credit Default Swaps	$130	$—	$—
Forward Foreign Currency Contracts	$—	$2,052	$—
Futures Contracts	$5	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$12	$—
Over the Counter Interest Rate Swaps	$—	$218	$—
Liabilities
Over the Counter Credit Default Swaps	$—	$12	$—
Forward Foreign Currency Contracts	$—	$1,751	$—
Futures Contracts	$2	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$5	$—
Over the Counter Interest Rate Swaps	$—	$67	$—
Written Options	$1	$—	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$130,199

Gross unrealized appreciation	860
Gross unrealized depreciation	(12,925)

Net unrealized depreciation	$(12,065)

SCHEDULE OF INVESTMENTS Ivy ProShares Russell 2000 Dividend Growers Index Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Homefurnishing Retail – 1.6%
Aaron Rents, Inc.	42	$1,835

Leisure Facilities – 1.6%
International Speedway Corp., Class A	40	1,808

Publishing – 1.6%
Meredith Corp. (A)	35	1,788

Total Consumer Discretionary – 4.8%		5,431
Consumer Staples

Food Distributors – 1.6%
Andersons, Inc. (The)	51	1,761

Packaged Foods & Meats – 6.7%
Calavo Growers, Inc. (A)	21	1,973
J&J Snack Foods Corp.	12	1,807
Lancaster Colony Corp.	13	1,852
Tootsie Roll Industries, Inc. (A)	60	1,844

		7,476

Tobacco – 3.1%
Universal Corp.	27	1,795
Vector Group Ltd.	88	1,685

		3,480

Total Consumer Staples – 11.4%		12,717
Financials

Life & Health Insurance – 1.5%
American Equity Investment Life Holding Co.	48	1,725

Property & Casualty Insurance – 3.0%
Infinity Property and Casualty Corp.	12	1,663
RLI Corp.	25	1,668

		3,331

Regional Banks – 12.0%
BancFirst Corp.	28	1,651
Bank of Marin Bancorp	22	1,756
Community Bank System, Inc.	28	1,667
First of Long Island Corp. (The)	67	1,662
Southside Bancshares, Inc.	49	1,666
Tompkins Financial Corp.	20	1,715
UMB Financial Corp.	22	1,665
United Bankshares, Inc. (A)	47	1,699

		13,481

Total Financials – 16.5%		18,537
Health Care

Health Care Distributors – 1.6%
Owens & Minor, Inc. (A)	107	1,789

Health Care Facilities – 1.6%
National HealthCare Corp.	25	1,793

Health Care Services – 1.5%
Ensign Group, Inc. (The)	47	1,667

Health Care Supplies – 1.6%
Atrion Corp.	3	1,826

Total Health Care – 6.3%		7,075
Industrials

Agricultural & Farm Machinery – 1.5%
Lindsay Corp.	17	1,677

Commercial Printing – 1.5%
Brady Corp., Class A	44	1,693

Diversified Support Services – 4.8%
Healthcare Services Group, Inc. (A)	44	1,920
Matthews International Corp.	31	1,848
McGrath RentCorp	26	1,650

		5,418

Environmental & Facilities Services – 1.5%
ABM Industries, Inc.	58	1,681

Industrial Machinery – 4.7%
Franklin Electric Co., Inc.	36	1,625
Gorman-Rupp Co. (The)	53	1,843
Hillenbrand, Inc.	37	1,727

		5,195

Office Services & Supplies – 1.6%
MSA Safety, Inc.	18	1,777

Trading Companies & Distributors – 1.6%
GATX Corp.	24	1,797

Total Industrials – 17.2%		19,238
Information Technology

Data Processing & Outsourced Services – 1.6%
Cass Information Systems, Inc.	27	1,831

Electronic Equipment & Instruments – 1.6%
Badger Meter, Inc.	39	1,765

Total Information Technology – 3.2%		3,596
Materials

Diversified Metals & Mining – 1.5%
Compass Minerals International, Inc. (A)	26	1,679

Specialty Chemicals – 6.2%
H.B. Fuller Co. (A)	32	1,712
Quaker Chemical Corp.	11	1,686
Sensient Technologies Corp.	25	1,782
Stepan Co.	23	1,804

		6,984

Total Materials – 7.7%		8,663
Real Estate

Health Care REITs – 3.1%
National Health Investors, Inc.	24	1,744
Universal Health Realty Income Trust	28	1,772

		3,516

Retail REITs – 3.3%
Tanger Factory Outlet Centers, Inc.	78	1,829
Urstadt Biddle Properties, Inc., Class A	80	1,808

		3,637

Total Real Estate – 6.4%		7,153
Utilities

Electric Utilities – 3.3%
ALLETE, Inc.	24	1,848
Portland General Electric Co.	43	1,857

		3,705

Gas Utilities – 11.6%
Chesapeake Utilities Corp.	23	1,832
New Jersey Resources Corp.	43	1,915
Northwest Natural Gas Co.	30	1,923
South Jersey Industries, Inc.	58	1,940
Southwest Gas Corp.	24	1,802
Spire, Inc.	26	1,850
WGL Holdings, Inc.	20	1,754

		13,016

Independent Power Producers & Energy Traders – 1.7%
Black Hills Corp.	31	1,906

Multi-Utilities – 3.3%
Avista Corp.	33	1,748
NorthWestern Corp.	34	1,922

		3,670

Water Utilities – 6.3%
California Water Service Group	45	1,741
Connecticut Water Service, Inc.	27	1,777
Middlesex Water Co.	42	1,750
SJW Corp.	27	1,784

		7,052

Total Utilities – 26.2%		29,349

TOTAL COMMON STOCKS – 99.7%		$111,759
(Cost: $107,246)

SHORT-TERM SECURITIES	Principal
Money Market Funds – 2.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.850%, (B)(C)	$2,972	2,972

TOTAL SHORT-TERM SECURITIES – 2.7%		$2,972
(Cost: $2,972)

TOTAL INVESTMENT SECURITIES – 102.4%		$114,731
(Cost: $110,218)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.4)%		(2,682)

NET ASSETS – 100.0%		$112,049

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $6,411 are on loan.

(B)	Investment made with cash collateral received from securities on loan.

(C)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$111,759	$—	$—
Short-Term Securities	2,972	—	—
Total	$114,731	$—	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$110,218

Gross unrealized appreciation	7,236
Gross unrealized depreciation	(2,723)

Net unrealized appreciation	$4,513

SCHEDULE OF INVESTMENTS Ivy Pictet Targeted Return Bond Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
EUR versus USD,
Put $1.21, Expires 2–22–19, OTC (Ctrpty: Deutsche Bank AG)	23,053,649	23,054	$756
iTraxx Europe Crossover Series 29 Index,
Put EUR400.00, Expires 9–19–18, OTC (Ctrpty: Deutsche Bank AG) (A)	5,900,000	5,900	32
U.S. 10-Year Treasury Note September Futures,
Call $127.50, Expires 8–24–18	85	8,500	1
U.S. 30-Year Treasury Bond September Futures:
Call $144.00, Expires 7–27–18	128	12,800	200
Call $153.00, Expires 8–24–18	116	11,600	9
U.S. 5-Year Treasury Note September Futures:
Put $112.50, Expires 8–24–18	298	29,800	26
Call $116.00, Expires 8–24–18	298	29,800	9
Call $116.50, Expires 8–24–18	108	10,800	2
USD versus TWD,
Call $29.48, Expires 3–21–19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	4,500,000	4,500	138

TOTAL PURCHASED OPTIONS – 0.5%			$1,173
(Cost: $503)

CORPORATE DEBT SECURITIES		Principal
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.3%
PVH Corp.,
3.125%, 12–15–27 (A)		EUR540	621

Auto Parts & Equipment – 0.2%
Nemak S.A.B. de C.V.,
3.250%, 3–15–24 (A)(B)		365	426

Automobile Manufacturers – 0.5%
Nissan Motor Acceptance Corp.,
2.600%, 9–28–22		$462	443
Volkswagen International Finance N.V.:
1.875%, 3–30–27 (A)		EUR200	230
3.500%, 12–29–49 (A)		490	516

			1,189

Cable & Satellite – 0.1%
Altice S.A.,
7.250%, 5–15–22 (A)		290	340

Casinos & Gaming – 0.1%
LHMC Finco S.a.r.l.,
6.250%, 12–20–23 (A)(B)		125	144

Distributors – 0.4%
Casino Guichard Perrachon S.A.,
4.407%, 8–6–19 (A)(D)		700	846

Internet & Direct Marketing Retail – 0.1%
Shop Direct Funding plc,
7.750%, 11–15–22 (A)(B)		GBP200	226

Restaurants – 0.2%
Starbucks Corp.,
2.700%, 6–15–22		$600	583

Total Consumer Discretionary – 1.9%			4,375

Consumer Staples

Brewers – 1.6%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB):
0.625%, 3–17–20 (A)	EUR770	910
2.650%, 2–1–21	$739	729
3.300%, 2–1–23	945	937
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
4.750%, 4–15–58	1,225	1,195

		3,771

Drug Retail – 0.5%
CVS Health Corp.,
5.050%, 3–25–48	822	830
CVS Health Corp. (3-Month U.S. LIBOR plus 63 bps),
2.957%, 3–9–20 (C)	230	231

		1,061

Food Retail – 0.4%
Iceland Bondco plc,
4.625%, 3–15–25 (A)(B)	GBP770	915

Total Consumer Staples – 2.5%		5,747
Energy

Integrated Oil & Gas – 2.6%
Nexen Energy ULC,
6.400%, 5–15–37	$458	561
Pemex Project Funding Master Trust (GTD by Petroleos Mexicanos),
6.625%, 6–15–35	1,090	1,065
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.750%, 1–14–25 (A)	EUR300	361
6.625%, 1–16–34 (A)	GBP100	128
Petroleos Mexicanos,
5.350%, 2–12–28 (B)	$669	632
PT Perusahaan Gas Negara Tbk,
5.125%, 5–16–24	400	405
Raizen Fuels Finance Ltd.,
5.300%, 1–20–27 (B)	589	567
Total Capital International S.A.,
3.700%, 1–15–24	900	907
Total S.A.,
2.250%, 12–29–49 (A)	EUR1,203	1,435

		6,061

Oil & Gas Exploration & Production – 1.6%
BP Capital Markets plc (GTD by BP plc),
3.224%, 4–14–24	$1,140	1,118
Eni USA, Inc.,
7.300%, 11–15–27	740	892
Gazprom OAO Via Gaz Capital S.A.,
4.250%, 4–6–24 (A)	GBP550	739
Marathon Oil Corp.,
2.800%, 11–1–22	$113	108
Oil and Gas Holding Co.,
7.500%, 10–25–27	400	356
ONGC Videsh Vankorneft Pte. Ltd. (GTD by Oil and Natural Gas Corp. Ltd.),
3.750%, 7–27–26	508	474

		3,687

Oil & Gas Refining & Marketing – 0.2%
GS Caltex Corp.,
3.875%, 6–27–23 (B)	400	397

Oil & Gas Storage & Transportation – 0.7%
Kunlun Energy Co. Ltd.,
3.750%, 5–13–25	464	458
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
5.400%, 10–1–47	510	467
TransCanada PipeLines Ltd.,
5.300%, 3–15–77	593	561

		1,486

Total Energy – 5.1%		11,631
Financials

Asset Management & Custody Banks – 0.3%
CPPIB Capital, Inc.,
2.750%, 11–2–27 (B)	650	625

Consumer Finance – 0.9%
Caterpillar Financial Services Corp.,
3.300%, 6–9–24	700	695
FCE Bank plc,
1.875%, 4–18–19 (A)	EUR630	747
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
2.450%, 11–6–20	$770	752

		2,194

Diversified Banks – 13.4%
ABN AMRO Bank N.V.,
2.875%, 1–18–28 (A)	EUR300	369
Akbank T.A.S.,
5.125%, 3–31–25	$200	175
Allied Irish Banks plc,
7.375%, 12–29–49 (A)	EUR400	510
Banco Bilbao Vizcaya Argentaria S.A.,
5.875%, 8–24–66 (A)	400	478
Banco Santander S.A.,
6.750%, 7–25–66 (A)	800	1,003
Bank of Communications Co. Ltd.,
3.625%, 10–3–26 (A)	804	981
Bank of Ireland Group plc,
3.125%, 9–19–27 (A)	GBP390	499
Bank of Nova Scotia (The),
4.650%, 4–12–66 (C)	$360	326
Bankia S.A.:
4.000%, 5–22–24 (A)	EUR400	477
6.000%, 10–18–66 (A)	600	699
Banque Federative du Credit Mutuel,
2.625%, 3–31–27 (A)	2,000	2,368
Barclays plc:
2.375%, 10–6–23 (A)	GBP160	207
3.125%, 1–17–24 (A)	400	528
5.875%, 12–15–65 (A)	400	502
Belfius Bank S.A.,
3.625%, 4–16–67 (A)	EUR600	598
BNP Paribas S.A.,
3.375%, 1–9–25 (B)	$850	803
CaixaBank S.A.:
5.250%, 6–23–66 (A)	EUR200	214
6.750%, 9–13–66 (A)	400	496
Commerzbank AG,
8.125%, 9–19–23	$300	341
Coventry Building Society,
6.375%, 12–29–49 (A)	GBP685	922
Credit Agricole S.A.,
6.500%, 6–23–66 (A)	EUR590	742
CYBG plc:
3.125%, 6–22–25 (A)	GBP400	521
5.000%, 2–9–26 (A)	158	216
8.000%, 6–8–66 (A)	500	663
DNB Bank ASA,
5.750%, 3–26–66	$400	398
DNB Boligkreditt A.S.,
2.500%, 3–28–22 (B)	564	550
Erste Group Bank AG,
6.500%, 10–15–66 (A)	EUR600	756
European Investment Bank,
1.250%, 12–16–19	$183	180
HSBC Holdings plc:
3.950%, 5–18–24	499	498
6.875%, 12–29–49	400	413
6.250%, 9–23–66	506	497
Ibercaja Banco S.A.,
7.000%, 7–6–66 (A)	EUR400	457
Intesa Sanpaola S.p.A.:
3.928%, 9–15–26 (A)	200	237
1.750%, 3–20–28 (A)	1,500	1,575
6.250%, 11–16–66 (A)	200	230
Intesa Sanpaolo S.p.A.:
1.125%, 3–4–22 (A)	551	636
6.625%, 9–13–23 (A)	613	836
Lloyds Banking Group plc:
1.000%, 11–9–23 (A)	390	452
1.500%, 9–12–27 (A)	200	228
3.574%, 11–7–28	$700	646
Mediobanca S.p.A.,
0.625%, 9–27–22 (A)	EUR1,192	1,331
Mediobanca S.p.A. (3-Month EURIBOR plus 80 bps),
0.474%, 5–18–22E (A)(C)	165	186
Royal Bank of Scotland Group plc (The):
6.125%, 12–15–22	$310	326
1.750%, 3–2–26 (A)	EUR800	920
Santander UK Group Holdings plc,
3.571%, 1–10–23	$500	486
Skandinaviska Enskilda Banken AB,
5.750%, 11–29–49	810	802
UniCredit S.p.A.:
4.375%, 1–3–27 (A)	EUR290	347
5.861%, 6–19–32	$600	533
6.625%, 12–3–66 (A)	EUR400	463
Unione di Banche Italiane S.p.A.:
0.750%, 10–17–22 (A)	303	332
4.450%, 9–15–27 (A)	805	926
Wells Fargo & Co.,
3.069%, 1–24–23	$955	928

		30,807

Diversified Capital Markets – 0.7%
Credit Suisse Group AG,
3.869%, 1–12–29 (B)	660	621
Investec plc,
6.750%, 12–5–66 (A)	GBP500	660
RBS Capital Trust II,
6.425%, 12–31–66	$280	333

		1,614

Investment Banking & Brokerage – 0.8%
Macquarie Group Ltd.,
3.189%, 11–28–23 (B)	921	879
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps),
3.759%, 10–24–23 (C)	980	1,002

		1,881

Life & Health Insurance – 0.9%
China Life Insurance Co. Ltd.,
4.000%, 7–3–75	493	481
Credit Agricole Assurances S.A.,
2.625%, 1–29–48 (A)	EUR500	526
Just Group plc,
3.500%, 2–7–25 (A)	GBP400	511
Metropolitan Life Global Funding I,
3.450%, 12–18–26 (B)	$568	551

		2,069

Multi–Line Insurance – 1.5%
American International Group, Inc.,
4.750%, 4–1–48	707	681
ASR Nederland N.V.,
5.125%, 9–29–45 (A)	EUR200	258
Assicurazioni Generali S.p.A.,
5.000%, 6–8–48 (A)	700	834
Aviva plc,
3.375%, 12–4–45 (A)	434	515
Axa S.A.:
3.941%, 11–7–65 (A)	460	555
3.875%, 10–8–66 (A)	500	597

		3,440

Other Diversified Financial Services – 0.6%
Ontario Teachers’ Finance Trust,
2.125%, 9–19–22	$1,390	1,337

Property & Casualty Insurance – 0.6%
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.),
2.500%, 3–15–38 (A)	EUR487	572
Direct Line Insurance Group plc,
4.750%, 6–7–66 (A)	GBP400	482
Fairfax Financial Holdings Ltd.,
2.750%, 3–29–28 (A)(B)	EUR342	397

		1,451

Regional Banks – 0.2%
Fidelity Bank plc,
10.500%, 10–16–22 (B)	$580	568

Specialized Finance – 3.1%
BNZ International Funding Ltd.,
3.375%, 3–1–23 (B)	1,240	1,216
Japan Finance Organization for Municipalities,
2.125%, 10–25–23 (B)	340	319
John Deere Capital Corp.:
1.250%, 10–9–19	618	607
2.650%, 1–6–22	402	393
Kommunalbanken A.S.,
1.500%, 8–31–21 (B)	686	657
NewDay Bondco plc,
7.375%, 2–1–24 (A)	GBP200	249
Siemens Financieringsmaatschappij N.V.,
2.200%, 3–16–20 (B)	$1,028	1,014
Syngenta Finance N.V.,
5.676%, 4–24–48 (B)	300	280
Tesco Corporate Treasury Services plc,
1.375%, 7–1–19 (A)	EUR540	638
Vonovia Finance B.V.:
1.750%, 1–25–27 (A)	800	931
4.000%, 12–29–49 (A)	600	741

		7,045

Thrifts & Mortgage Finance – 0.5%
Deutsche Pfandbriefbank AG:
1.250%, 2–4–19 (A)	38	45
2.875%, 6–28–27 (A)	900	1,013

		1,058

Total Financials – 23.5%		54,089
Health Care

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc.,
2.875%, 7–24–37 (A)	350	420

Pharmaceuticals – 1.0%
Bayer AG,
3.000%, 7–1–75 (A)	746	896
Bayer U.S. Finance II LLC:
4.625%, 6–25–38 (B)	$268	266
4.875%, 6–25–48 (B)	257	259
Teva Pharmaceutical Finance II B.V.:
3.250%, 4–15–22 (A)	EUR147	176
1.250%, 3–31–23 (A)	300	318
1.125%, 10–15–24 (A)	200	197
1.875%, 3–31–27 (A)	300	289

		2,401

Total Health Care – 1.2%		2,821
Industrials

Construction & Engineering – 0.2%
Ferrovial Netherlands B.V.,
2.124%, 5–14–66 (A)	390	411

Industrial Conglomerates – 0.3%
Koc Holding A.S.,
5.250%, 3–15–23	$400	384
Thyssenkrupp AG,
3.125%, 10–25–19 (A)	EUR343	412

		796

Marine – 0.5%
A.P. Moller – Maersk A/S,
4.000%, 4–4–25 (A)	GBP568	782
CMA CGM S.A.,
6.500%, 7–15–22 (A)	EUR300	325

		1,107

Marine Ports & Services – 0.9%
CCCI Treasure Ltd. (GTD by China Communications Construction Co. Ltd.),
3.500%, 12–29–49	$834	815
DP World Ltd.,
6.850%, 7–2–37	1,050	1,197

		2,012

Total Industrials – 1.9%		4,326
Information Technology

Internet Software & Services – 0.1%
Tencent Holdings Ltd.,
3.595%, 1–19–28 (B)	418	396

IT Consulting & Other Services – 0.4%
Capgemini SE,
1.750%, 7–1–20 (A)	EUR400	482
InterXion Holding N.V.,
4.750%, 6–15–25 (A)(B)	366	429

		911

Semiconductors – 0.4%
Intel Corp.,
2.875%, 5–11–24	$500	484
STATS ChipPAC Ltd.,
8.500%, 11–24–20	400	400

		884

Systems Software – 0.5%
Microsoft Corp.,
4.250%, 2–6–47	702	744
Oracle Corp.,
3.400%, 7–8–24	400	396

		1,140

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.,
3.200%, 5–11–27	1,093	1,054
Hewlett Packard Enterprise Co.:
2.100%, 10–4–19 (B)	610	602
4.900%, 10–15–25 (D)	563	575
6.350%, 10–15–45 (D)	310	306

		2,537

Total Information Technology – 2.5%		5,868
Materials

Diversified Chemicals – 0.4%
Dow Chemical Co. (The),
4.375%, 11–15–42	892	846

Diversified Metals & Mining – 0.3%
Glencore Finance (Europe) S.A. (GTD by Glencore Xstrata plc, Glencore International AG and Xstrata (Schweiz) AG),
3.375%, 9–30–20(A)	EUR507	633

Fertilizers & Agricultural Chemicals – 0.2%
Israel Chemicals Ltd.,
6.375%, 5–31–38	$500	493

Paper Products – 0.3%
Domtar Corp.:
6.250%, 9–1–42	476	473
6.750%, 2–15–44	200	212

		685

Precious Metals & Minerals – 0.2%
China Minmetals Corp.,
3.750%, 5–13–67	400	367

Steel – 0.6%
CSN Islands XI Corp.,
6.875%, 9–21–19	470	464
Vale Overseas Ltd.,
6.250%, 8–10–26	500	541
Vallourec S.A.,
2.250%, 9–30–24 (A)	EUR500	466

		1,471

Total Materials – 2.0%		4,495
Real Estate

Diversified Real Estate Activities – 0.5%
Inmobiliaria Colonial Socimi S.A.,
2.500%, 11–28–29 (A)	1,000	1,153

Diversified REITs – 0.1%
Aroundtown S.A.,
3.000%, 10–16–29 (A)	GBP200	253

Real Estate Operating Companies – 0.3%
Grand City Properties S.A.,
1.500%, 2–22–27 (A)	EUR700	785

Residential REITs – 0.5%
ADLER Real Estate AG,
2.125%, 2–6–24 (A)	936	1,061

Specialized REITs – 0.2%
Equinix, Inc.,
2.875%, 2–1–26 (A)	460	507

Total Real Estate – 1.6%		3,759
Telecommunication Services

Integrated Telecommunication Services – 2.0%
AT&T, Inc.,
4.250%, 6–1–43 (A)	GBP353	489
British Telecommunications plc,
3.125%, 11–21–31 (A)	200	255
DKT Finance ApS:
7.000%, 6–17–23 (A)(B)	EUR161	190
9.375%, 6–17–23 (B)	$254	257
Koninklijke KPN N.V.,
7.500%, 2–4–19 (A)	EUR540	659

Telefonica Europe B.V.:
4.200%, 12–4–65 (A)	400	482
2.625%, 6–7–66 (A)	700	764
Verizon Communications, Inc.:
3.375%, 10–27–36 (A)	GBP127	163
5.500%, 3–16–47	$860	901
Wind Tre S.p.A.,
3.125%, 1–20–25 (A)	EUR600	567

		4,727

Wireless Telecommunication Service – 2.0%
Bharti Airtel Ltd.,
4.375%, 6–10–25	$1,047	964
SoftBank Group Corp.:
5.000%, 4–15–28 (A)	EUR218	248
4.000%, 9–19–29 (A)	900	932
Vodafone Group plc:
2.950%, 2–19–23	$500	482
2.875%, 11–20–37 (A)	EUR770	897
5.250%, 5–30–48	$842	840
3.000%, 8–12–56 (A)	GBP168	189

		4,552

Total Telecommunication Services – 4.0%		9,279
Utilities

Electric Utilities – 0.4%
Perusahaan Listrik Negara,
6.150%, 5–21–48 (B)	$400	404
TenneT Holding B.V.,
2.995%, 6–1–67 (A)	EUR400	468

		872

Gas Utilities – 0.6%
Origin Energy Finance Ltd.:
2.875%, 10–11–19 (A)	200	242
2.500%, 10–23–20 (A)	300	369
4.000%, 9–16–74 (A)	602	723

		1,334

Multi–Utilities – 0.0%
Berkshire Hathaway Energy Co.,
3.250%, 4–15–28	$134	127

Total Utilities – 1.0%		2,333

TOTAL CORPORATE DEBT SECURITIES – 47.2%		$108,723
(Cost: $112,029)

OTHER GOVERNMENT SECURITIES (E)

Argentina – 0.6%
Republic of Argentina:
33.210%, 6–21–20 (A)	ARS7,350	243
5.830%, 12–31–33 (A)	2,579	623
7.820%, 12–31–33 (A)	EUR391	454

		1,320

Bermuda – 0.3%
Government of Bermuda,
4.854%, 2–6–24	$730	751

Brazil – 0.8%
Brazil Notas do Tesouro Nacional:
10.000%, 1–1–21 (A)	BRL1,574	412
10.000%, 1–1–25 (A)	5,584	1,355

		1,767

Canada – 1.9%
Province of Alberta,
1.900%, 12–6–19	$2,121	2,097
Province of Ontario:
3.000%, 9–28–20 (A)	EUR620	777
2.550%, 2–12–21	$973	963
2.250%, 5–18–22	540	523

		4,360

Columbia – 0.6%
Republic of Colombia:
4.500%, 1–28–26	400	406
6.125%, 1–18–41	830	930

		1,336

Croatia – 0.2%
Republic of Croatia,
6.000%, 1–26–24	400	430

Egypt – 0.1%
Arab Republic of Egypt,
8.500%, 1–31–47 (B)	277	268

Germany – 5.3%
Bundesrepublik Deutschland:
0.500%, 2–15–26 (A)	EUR1,220	1,472
1.250%, 8–15–48 (A)	8,600	10,630

		12,102

Indonesia – 0.6%
Indonesia Government Bond:
4.875%, 5–5–21	$400	411
3.700%, 1–8–22 (B)	310	307
8.500%, 10–12–35	200	269
Republic of Indonesia,
6.625%, 2–17–37	300	344

		1,331

Ireland – 0.4%
Bank of Ireland,
7.375%, 12–29–49 (A)	EUR400	501
Irish Government Bond,
2.400%, 5–15–30 (A)	343	463

		964

Japan – 0.1%
Japan Finance Organization for Municipalities,
2.125%, 3–6–19	$290	289

Lebanon – 0.2%
Lebanese Republic,
5.150%, 11–12–18	500	498

Luxembourg – 0.2%
Amigo Luxembourg S.A.,
7.625%, 1–15–24 (A)	GBP290	396

Mexico – 1.4%
Mexican Bonos,
10.000%, 12–5–24 (A)	MXN56,820	3,213

Norway – 4.7%
Norway Government Bond:
3.000%, 3–14–24 (A)	NOK30,175	4,022
1.750%, 2–17–27 (A)	54,210	6,683

		10,705

Oman – 0.2%
Oman Government Bond,
6.750%, 1–17–48	$400	362

Panama – 0.8%
Republic of Panama:
7.125%, 1–29–26	500	599
9.375%, 4–1–29	816	1,142

		1,741

Peru – 0.6%
Republic of Peru:
7.350%, 7–21–25	617	752
8.750%, 11–21–33	476	698

		1,450

Portugal – 2.9%
Obrigacoes do Tesouro,
2.125%, 10–17–28 (A)	EUR5,472	6,589

Qatar – 0.4%
Qatar Government Bond,
5.103%, 4–23–48	$900	897

Saudi Arabia – 0.6%
Saudi Arabia Government Bond:
4.625%, 10–4–47 (B)	1,525	1,422

		1,422

South Africa – 1.1%
Republic of South Africa:
5.875%, 9–16–25	427	438
9.000%, 1–31–40 (A)	ZAR32,060	2,196

		2,634

South Korea – 0.3%
Korea National Oil Corp.,
2.875%, 3–27–22 (B)	$731	708

Spain – 0.6%
Telefonica Emisiones S.A.U.,
4.693%, 11–11–19 (A)	EUR1,200	1,489

Sri Lanka – 0.5%
Republic of Sri Lanka:
6.850%, 11–3–25	$757	732
6.200%, 5–11–27 (B)	380	347

		1,079

Sweden – 2.1%
Kingdom of Sweden:
1.125%, 10–21–19 (B)	1,830	1,796
2.375%, 2–15–23 (B)	1,390	1,359
0.125%, 4–24–23 (A)(B)	EUR1,470	1,730

		4,885

Turkey – 0.8%
Turkey Government Bond:
3.500%, 2–20–19 (A)	TRY3,474	757
7.375%, 2–5–25	$536	554
3.250%, 6–14–25 (A)	EUR216	235
6.000%, 3–25–27	$400	376

		1,922

United Arab Emirates – 0.4%
Abu Dhabi Government Bond,
2.500%, 10–11–22 (B)	960	919

TOTAL OTHER GOVERNMENT SECURITIES – 28.7%		$65,827
(Cost: $67,460)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 21.2%
U.S. Treasury Bonds,
4.500%, 2–15–36 (F)	976	1,193
U.S. Treasury Notes:
1.875%, 2–28–22 (G)	14,360	13,958
2.000%, 11–30–22	5,595	5,429
1.375%, 6–30–23	610	571
1.250%, 7–31–23	13,350	12,404
2.500%, 1–31–25 (F)	11,390	11,180
2.000%, 11–15–26	440	412
2.375%, 5–15–27	2,940	2,830
2.250%, 11–15–27	990	941

		48,918

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 21.2%		$48,918
(Cost: $49,283)

TOTAL INVESTMENT SECURITIES – 97.6%		$224,641
(Cost: $229,275)

CASH AND OTHER ASSETS, NET OF LIABILITIES (H) – 2.4%		5,576

NET ASSETS – 100.0%		$230,217

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Principal amounts are denominated in the indicated foreign currency, where applicable (ARS – Argentine Peso, AUD – Australian Dollar, BRL – Brazilian Real, CAD – Canadian Dollar, CZK – Czech Koruna, EUR – Euro, GBP – British Pound, HUF – Hungarian Forint, MXN – Mexican Peso, NOK – Norwegian Krone, SEK – Swedish Krona, TRY – Turkish New Lira and ZAR – South African Rand).

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $23,259 or 10.1% of net assets.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2018.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	All or a portion of securities with an aggregate value of $575 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(G)	All or a portion of securities with an aggregate value of $1,293 have been pledged as collateral on open futures contracts.

(H)	Cash of $1,205 is held in collateralized accounts for centrally cleared swap agreement collateral.

The following centrally cleared credit default swaps – buy protection(1) were outstanding at June 30, 2018:

Index	(Pay) Fixed Rate		Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
iTraxx Europe Series 28 Index	(1.000%	)	12-20-22	4,600	$(85)	$(111)	$26

The following centrally cleared credit default swaps – sold protection (3) were outstanding at June 30, 2018:

Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at June 30, 2018(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 29 Index	5.000%	12-20-22	4.823%	13,300	$824	$870	$(46)
Republic of South Africa	1.000%	6-20-22	2.471	100	(3)	(4)	1
					$821	$866	$(45)

The following over the counter credit default swaps – buy protection(1) were outstanding at June 30, 2018:

Referenced Obligation	Counterparty	(Pay) Fixed Rate		Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Korea	Barclays Bank plc	(1.000%	)	12-20-22	6,800	$(162)	$(88)	$(74)
Telia Company AB	Barclays Bank plc	(1.000%	)	12-20-22	553	(17)	(20)	3
						$(179)	$(108)	$(71)

The following over the counter credit default swaps – sold protection(3) were outstanding at June 30, 2018:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at June 30, 2018(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	Barclays Bank plc	1.000%	6-20-23	6.411%	200	$(30)	$(28)	$(2)
Republic of South Africa	Citibank N.A.	1.000%	6-20-22	2.471	300	(9)	(10)	1
Republic of South Africa	Morgan Stanley & Co. International plc	1.000%	12-20-21	2.302	100	(3)	(5)	2
						$(42)	$(43)	$1

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at June 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
South African Rand	115,020	U.S. Dollar	8,552	7-18-18	Barclays Capital, Inc.	$183		$—
South Korean Won	144,765	U.S. Dollar	135	8-3-18	Barclays Capital, Inc.	5		—
New Taiwan Dollar	64,328	U.S. Dollar	2,172	9-13-18	Barclays Capital, Inc.	52		—
Colombian Peso	6,216,882	U.S. Dollar	2,179	9-14-18	Barclays Capital, Inc.	65		—
Euro	51,000	U.S. Dollar	59,181	7-18-18	Citibank N.A.	—		444
Mexican Peso	83,070	U.S. Dollar	3,950	7-18-18	Citibank N.A.	—		223
Turkish New Lira	3,310	U.S. Dollar	688	7-18-18	Citibank N.A.	—		28
U.S. Dollar	750	Euro	644	7-18-18	Citibank N.A.	2		—
Philippine Peso	12,142	U.S. Dollar	230	8-6-18	Citibank N.A.	3		—
Romanian Leu	13,090	U.S. Dollar	3,379	8-28-18	Citibank N.A.	110		—
U.S. Dollar	2,325	Colombian Peso	6,806,327	9-14-18	Citibank N.A.	—		11
U.S. Dollar	2,283	Mexican Peso	46,533	9-27-18	Citibank N.A.	28		—
Australian Dollar	3,070	New Zealand Dollar	3,291	7-18-18	Deutsche Bank AG	—		43
British Pound	9,800	U.S. Dollar	12,898	7-18-18	Deutsche Bank AG	—		44
Euro	3,844	Japanese Yen	492,000	7-18-18	Deutsche Bank AG	—		46
Euro	3,946	Swedish Krona	40,040	7-18-18	Deutsche Bank AG	—		137
U.S. Dollar	200	Euro	171	7-18-18	Deutsche Bank AG	—	*	—
U.S. Dollar	2,324	Japanese Yen	254,069	7-18-18	Deutsche Bank AG	—		27
Philippine Peso	121,263	U.S. Dollar	2,321	8-6-18	Deutsche Bank AG	55		—
Euro	1,576	Hungarian Forint	516,228	9-28-18	Deutsche Bank AG	—		13
U.S. Dollar	2,315	Canadian Dollar	2,973	7-3-18	Goldman Sachs International	—		54
U.S. Dollar	2,315	Canadian Dollar	2,991	7-5-18	Goldman Sachs International	—		40
U.S. Dollar	1,142	Mexican Peso	22,923	7-6-18	Goldman Sachs International	12		—
U.S. Dollar	4,621	Japanese Yen	507,018	7-11-18	Goldman Sachs International	—		39
Australian Dollar	3,127	New Zealand Dollar	3,363	7-18-18	Goldman Sachs International	—		36
Canadian Dollar	2,960	U.S. Dollar	2,223	7-18-18	Goldman Sachs International	—		29
Czech Koruna	4,560	U.S. Dollar	205	7-18-18	Goldman Sachs International	—		—	*
Euro	3,757	Australian Dollar	5,830	7-18-18	Goldman Sachs International	—		77
Euro	2,193	U.S. Dollar	2,540	7-18-18	Goldman Sachs International	—		24
Hungarian Forint	392,390	U.S. Dollar	1,405	7-18-18	Goldman Sachs International	12		—
Mexican Peso	3,208	Australian Dollar	218	7-18-18	Goldman Sachs International	—	*	—
New Zealand Dollar	6,580	U.S. Dollar	4,568	7-18-18	Goldman Sachs International	112		—
Norwegian Krone	87,500	U.S. Dollar	10,766	7-18-18	Goldman Sachs International	15		—
U.S. Dollar	5,880	Euro	5,061	7-18-18	Goldman Sachs International	37		—
U.S. Dollar	2,318	Japanese Yen	255,278	7-18-18	Goldman Sachs International	—		10
U.S. Dollar	2,230	Brazilian Real	8,068	8-15-18	Goldman Sachs International	—		158
Colombian Peso	608,249	U.S. Dollar	207	9-14-18	Goldman Sachs International	—	*	—
Euro	3,749	Canadian Dollar	5,700	7-18-18	Morgan Stanley International	—		46
South Korean Won	7,546,798	U.S. Dollar	7,026	8-3-18	Morgan Stanley International	245		—
U.S. Dollar	2,192	Indian Rupee	149,168	8-6-18	Morgan Stanley International	—		24
						$936		$1,553

The following futures contracts were outstanding at June 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
BTP Italian Government Bond	Short	8	9-6-18	800	$(1,189)	$(25)
Euro-Bobl 5-Year Bond	Short	10	9-6-18	1,000	(1,543)	(7)
Euro-Bund 10-Year Bond	Short	104	9-6-18	10,400	(19,742)	(222)
Euro-Buxl 30-Year Bond	Long	14	9-6-18	1,400	2,905	95
Euro-OAT France Government 10-Year Bond	Short	73	9-10-18	7,300	(13,174)	(145)
U.S. 2-Year Treasury Note	Long	4	9-21-18	800	847	— *
U.S. Treasury Ultra Long Bond	Short	60	9-21-18	6,000	(9,574)	(288)
U.S. 10-Year Treasury Note	Short	88	9-28-18	8,800	(10,576)	(37)
U.S. 10-Year Ultra Treasury Note	Long	32	9-28-18	3,200	4,104	54
U.S. 30-Year Treasury Bond	Short	119	9-28-18	11,900	(17,255)	(423)
United Kingdom Long Gilt	Short	48	9-28-18	4,800	(7,796)	(122)
U.S. 5-Year Treasury Note	Short	108	10-3-18	10,800	(12,271)	(5)
					$(85,264)	$(1,125)

The following centrally cleared interest rate swap agreements were outstanding at June 30, 2018:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International plc	Pay	3-Month Canadian Dollar Offered Rate	2.668%	3/14/2028	CAD	16,363	$118	$—	$118
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.933%	6/22/2022		$33,513	59	—	59
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.860%	2/26/2025		10,221	24	—	24
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.398%	11/16/2045		4,344	289	—	289
Morgan Stanley & Co. International plc	Receive	3-Month Stockholm Interbank Offered Rate	1.223%	3/14/2028	SEK	13,773	(163)	—	(163)
Morgan Stanley & Co. International plc	Receive	6-Month Bank Bill Swap Rate	2.481%	6/22/2022	AUD	32,774	(99)	—	(99)
Morgan Stanley & Co. International plc	Receive	6-Month Prague Interbank Offered Rate	0.958%	7/3/2022	CZK	6,268	196	—	196
							$424	$—	$424

The following over the counter interest rate swap agreements were outstanding at June 30, 2018:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Receive	6-Month Budapest Interbank Offered Rate	0.920%	4/5/2020	HUF	13,655	$6	$—	$6
Barclays Bank plc	Receive	6-Month Budapest Interbank Offered Rate	0.920%	4/5/2020		2,225	1	(3)	4
							$7	$(3)	$10

The following written options were outstanding at June 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
EUR versus USD	Deutsche Bank AG	Put	5,200,000	5,200	February 2019	$1.21	$52	$(170)
U.S. 5-Year Treasury Note September Futures	N/A	Call	298	29,800	August 2018	114.25	52	(61)
USD versus TWD	Morgan Stanley & Co., Inc.	Put	4,500,000	4,500	March 2019	27.20	37	(2)
USD versus ZAR	Goldman Sachs International	Call	3,239,000	3,239	August 2018	13.52	41	(126)
							$182	$(359)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$247	$926	$—
Corporate Debt Securities	—	108,723	—
Other Government Securities	—	65,827	—
United States Government Obligations	—	48,918	—
Total	$247	$224,394	$—
Centrally Cleared Credit Default Swaps	$—	$27	$—
Forward Foreign Currency Contracts	$—	$936	$—
Futures Contracts	$149	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$686	$—
Over the Counter Interest Rate Swaps	$—	$7	$—
Liabilities
Centrally Cleared Credit Default Swaps	$—	$46	$—
Over the Counter Credit Default Swaps	$—	$221	$—
Forward Foreign Currency Contracts	$—	$1,553	$—
Futures Contracts	$1,274	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$262	$—
Written Options	$61	$298	$—

During the period ended June 30, 2018, securities totaling $(4) were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

EUROIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$229,275

Gross unrealized appreciation	2,397
Gross unrealized depreciation	(7,031)

Net unrealized depreciation	$(4,634)

SCHEDULE OF INVESTMENTS Ivy ProShares S&P 500 Bond Index Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Advertising – 0.1%
Omnicom Group, Inc., 3.600%, 4–15–26	$100	$96

Automobile Manufacturers – 2.1%
Ford Motor Co.:
4.346%, 12–8–26	700	685
4.750%, 1–15–43	300	259
5.291%, 12–8–46	150	139
General Motors Co.:
4.875%, 10–2–23	531	546
5.200%, 4–1–45	200	183

		1,812

Broadcasting – 1.1%
Discovery Communications LLC, 3.950%, 3–20–28	200	189
Discovery Communications, Inc., 5.200%, 9–20–47	200	194
NBCUniversal Media LLC, 4.375%, 4–1–21	560	575

		958

Cable & Satellite – 1.7%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
5.150%, 3–1–20	50	51
3.000%, 2–1–24	450	430
3.150%, 3–1–26	300	282
Comcast Corp. (GTD by Comcast Cable Communicationsand NBCUniversal):
3.550%, 5–1–28 (A)	100	95
4.250%, 1–15–33	300	293
4.000%, 3–1–48	100	88
Time Warner, Inc. (GTD by Historic TW, Inc.):
3.800%, 2–15–27	200	189
4.850%, 7–15–45	105	96

		1,524

General Merchandise Stores – 0.2%
Dollar Tree, Inc., 3.700%, 5–15–23	150	149

Home Improvement Retail – 1.0%
Home Depot, Inc. (The):
2.700%, 4–1–23	590	576
4.250%, 4–1–46	50	50
3.900%, 6–15–47	95	91
Lowe’s Co., Inc., 3.700%, 4–15–46	183	164

		881

Housewares & Specialties – 0.4%
Newell Rubbermaid, Inc.:
3.850%, 4–1–23	300	295
5.500%, 4–1–46	50	49

		344

Internet & Direct Marketing Retail – 1.1%
Amazon.com, Inc.:
2.800%, 8–22–24	250	238
3.800%, 12–5–24	139	142
5.200%, 12–3–25	100	109
3.875%, 8–22–37	250	244
4.950%, 12–5–44	200	222

		955

Movies & Entertainment – 0.2%
Walt Disney Co. (The), 2.950%, 6–15–27 (A)	190	180

Restaurants – 0.7%
McDonalds Corp.:
2.625%, 1–15–22	300	294
3.500%, 3–1–27	300	292

		586

Total Consumer Discretionary – 8.6%		$7,485
Consumer Staples

Brewers – 0.1%
Molson Coors Brewing Co., 4.200%, 7–15–46	107	96

Drug Retail – 3.1%
CVS Caremark Corp., 3.875%, 7–20–25	150	147
CVS Health Corp.:
2.800%, 7–20–20	200	198
3.350%, 3–9–21	500	500
2.125%, 6–1–21	386	371
3.500%, 7–20–22	150	149
4.100%, 3–25–25	660	656
4.300%, 3–25–28	430	424
5.050%, 3–25–48	200	202

		2,647

Food Retail – 0.1%
Kroger Co. (The), 4.450%, 2–1–47 (A)	100	91

Hypermarkets & Super Centers – 1.2%
Wal–Mart Stores, Inc.:
1.900%, 12–15–20 (A)	100	98
2.550%, 4–11–23	377	364
3.625%, 12–15–47	100	93
Walmart, Inc.:
3.400%, 6–26–23	250	252
3.950%, 6–28–38	250	250

		1,057

Packaged Foods & Meats – 1.6%
Campbell Soup Co., 3.950%, 3–15–25	240	231
General Mills, Inc., 3.700%, 10–17–23	290	287
Kraft Heinz Foods Co.:
3.500%, 6–6–22	150	149
3.950%, 7–15–25	150	146
3.000%, 6–1–26	120	108
4.375%, 6–1–46	470	406
Tyson Foods, Inc., 3.550%, 6–2–27	100	94

		1,421

Soft Drinks – 1.3%
Coca-Cola Co. (The):
1.875%, 10–27–20	310	303
3.300%, 9–1–21	250	252
PepsiCo, Inc.:
3.000%, 10–15–27 (A)	200	190
4.450%, 4–14–46	250	263
3.450%, 10–6–46	155	139

		1,147

Tobacco – 1.0%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
2.850%, 8–9–22	300	293
3.875%, 9–16–46	300	263
Philip Morris International, Inc., 6.375%, 5–16–38	250	302

		858

Total Consumer Staples – 8.4%		$7,317
Energy

Integrated Oil & Gas – 1.0%
Chevron Corp.:
1.961%, 3–3–20	100	99
2.355%, 12–5–22	200	191
2.954%, 5–16–26	340	326
Phillips 66 (GTD by Phillips 66 Co.), 4.875%, 11–15–44	250	258

		874

Oil & Gas Equipment & Services – 0.9%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 4.080%, 12–15–47	450	402
Halliburton Co., 5.000%, 11–15–45 (A)	250	266
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.), 3.650%, 12–1–23	100	101

		769

Oil & Gas Exploration & Production – 1.7%
Cimarex Energy Co., 3.900%, 5–15–27	150	144
ConocoPhillips Co. (GTD by ConocoPhillips), 6.500%, 2–1–39	270	345
EQT Corp., 3.900%, 10–1–27	100	93
Exxon Mobil Corp.:
3.043%, 3–1–26	280	273
4.114%, 3–1–46	375	381
Noble Energy, Inc., 5.050%, 11–15–44	100	100
Occidental Petroleum Corp., 4.100%, 2–15–47	150	146

		1,482

Oil & Gas Refining & Marketing – 0.1%
Marathon Petroleum Corp., 4.750%, 9–15–44	150	143

Oil & Gas Storage & Transportation – 1.2%
Kinder Morgan, Inc.:
4.300%, 6–1–25	103	102
5.550%, 6–1–45	200	202
MPLX L.P.:
4.000%, 3–15–28	180	171
4.500%, 4–15–38	285	263
4.700%, 4–15–48	140	130
Williams Partners L.P., 4.300%, 3–4–24	160	161

		1,029

Total Energy – 4.9%		$4,297
Financials

Consumer Finance – 4.2%
American Express Co., 3.400%, 2–27–23	250	247
American Express Credit Corp.:
2.200%, 3–3–20	190	188
2.375%, 5–26–20	460	453
2.250%, 5–5–21	200	194
3.300%, 5–3–27	204	197
Capital One Financial Corp.:
3.200%, 1–30–23	300	291
3.750%, 7–28–26	643	597

Discover Bank, 3.100%, 6–4–20	250	249
Ford Motor Credit Co. LLC, 3.815%, 11–2–27 (A)	500	463
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7–13–20	331	329
3.150%, 6–30–22	300	292
4.350%, 1–17–27	160	155

		3,655

Diversified Banks – 8.6%
Bank of America Corp.:
2.151%, 11–9–20	161	157
2.503%, 10–21–22	304	291
4.200%, 8–26–24	252	253
3.950%, 4–21–25	105	103
4.450%, 3–3–26	150	150
4.250%, 10–22–26	251	248
3.248%, 10–21–27	705	657
4.183%, 11–25–27	805	784
Bank of New York Mellon Corp. (The):
2.200%, 8–16–23 (A)	500	469
3.400%, 1–29–28	150	146
BB&T Corp.:
2.750%, 4–1–22	56	55
3.700%, 6–5–25	250	248
U.S. Bancorp:
2.375%, 7–22–26	300	273
3.150%, 4–27–27	190	181
Wells Fargo & Co.:
2.600%, 7–22–20	116	114
2.550%, 12–7–20	205	202
2.500%, 3–4–21	260	254
4.600%, 4–1–21	366	378
3.500%, 3–8–22	246	245
3.069%, 1–24–23	152	148
3.450%, 2–13–23	415	407
3.000%, 2–19–25	110	104
4.100%, 6–3–26	150	147
3.000%, 10–23–26	310	286
4.300%, 7–22–27	220	217
5.606%, 1–15–44	178	191
3.900%, 5–1–45	208	189
4.400%, 6–14–46	255	233
4.750%, 12–7–46	375	363

		7,493

Investment Banking & Brokerage – 8.1%
Goldman Sachs Group, Inc. (The):
2.550%, 10–23–19	200	199
2.300%, 12–13–19	334	330
2.750%, 9–15–20	250	247
2.600%, 12–27–20	180	177
2.625%, 4–25–21	150	147
2.350%, 11–15–21	200	192
3.000%, 4–26–22	500	489
3.200%, 2–23–23	340	331
4.250%, 10–21–25	150	148
3.500%, 11–16–26	150	141
3.850%, 1–26–27	255	245
6.750%, 10–1–37	300	356
5.150%, 5–22–45	200	199
4.750%, 10–21–45	211	209
Morgan Stanley:
2.375%, 7–23–19	250	249
2.650%, 1–27–20	550	546
2.800%, 6–16–20	550	546
2.500%, 4–21–21	150	146
2.625%, 11–17–21	170	165
2.750%, 5–19–22	245	237
4.100%, 5–22–23	264	265
4.000%, 7–23–25	200	199
3.875%, 1–27–26	203	200
4.350%, 9–8–26	282	278
3.950%, 4–23–27	190	181
6.375%, 7–24–42	280	340
4.375%, 1–22–47	250	239

		7,001

Life & Health Insurance – 0.7%
Brighthouse Financial, Inc., 4.700%, 6–22–47	260	214
MetLife, Inc., 4.600%, 5–13–46	150	152
Prudential Financial, Inc.:
3.905%, 12–7–47	150	135
3.935%, 12–7–49	150	134

		635

Multi–Line Insurance – 0.6%
American International Group, Inc.:
3.300%, 3–1–21	100	100
4.200%, 4–1–28	100	98
4.750%, 4–1–48	330	318

		516

Other Diversified Financial Services – 7.3%
Citigroup, Inc.:
2.450%, 1–10–20	300	297
2.400%, 2–18–20	775	765
2.650%, 10–26–20	105	103
2.700%, 3–30–21	100	98
2.900%, 12–8–21	610	597
4.500%, 1–14–22	100	103
4.600%, 3–9–26	200	200
3.400%, 5–1–26	350	332
3.200%, 10–21–26	250	233
JPMorgan Chase & Co.:
2.250%, 1–23–20	613	605
4.250%, 10–15–20	185	189
2.550%, 3–1–21	200	196
2.295%, 8–15–21	200	193
4.350%, 8–15–21	150	154
3.250%, 9–23–22	300	297
2.972%, 1–15–23	510	497
2.700%, 5–18–23	230	221
3.875%, 9–10–24	150	149
2.950%, 10–1–26	405	376
4.125%, 12–15–26	140	138
3.625%, 12–1–27	155	146
5.625%, 8–16–43	100	110
4.950%, 6–1–45	315	320

		6,319

Property & Casualty Insurance – 0.7%
Berkshire Hathaway, Inc., 2.750%, 3–15–23	322	315
Chubb INA Holdings, Inc., 3.350%, 5–3–26	290	281

		596

Regional Banks – 1.1%
Fifth Third Bancorp, 2.875%, 7–27–20	200	199
KeyCorp, 4.100%, 4–30–28	150	149
PNC Bank N.A.:
2.000%, 5–19–20	250	245
3.500%, 6–8–23	250	250
SunTrust Banks, Inc., 4.000%, 5–1–25	150	151

		994

Specialized Finance – 0.4%
John Deere Capital Corp., 2.800%, 3–6–23	170	166
LYB International Finance B.V., 4.875%, 3–15–44	150	149

		315

Total Financials – 31.7%		$27,524
Health Care

Biotechnology – 2.5%
Amgen, Inc.:
2.650%, 5–11–22	100	97
3.625%, 5–22–24	150	149
4.400%, 5–1–45	190	182
4.563%, 6–15–48	315	308
4.663%, 6–15–51	150	148
Biogen, Inc.:
2.900%, 9–15–20	110	109
5.200%, 9–15–45	150	159
Gilead Sciences, Inc.:
2.550%, 9–1–20	708	699
4.150%, 3–1–47	301	288

		2,139

Health Care Services – 0.3%
Cardinal Health, Inc., 3.410%, 6–15–27	300	276

Health Care Supplies – 2.2%
Abbott Laboratories:
2.900%, 11–30–21	230	227
3.750%, 11–30–26	156	153
4.900%, 11–30–46	340	364
Express Scripts Holding Co.:
3.000%, 7–15–23	245	232
3.400%, 3–1–27	140	128
Medtronic Global Holdings SCA, 3.350%, 4–1–27	105	102
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc):
2.500%, 3–15–20	350	348
4.375%, 3–15–35	100	103
4.625%, 3–15–45	225	238

		1,895

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc.:
3.200%, 8–15–27	100	93
4.100%, 8–15–47	100	95

		188

Managed Health Care – 1.3%
Aetna, Inc., 2.800%, 6–15–23	253	241
Anthem, Inc., 3.650%, 12–1–27	240	228
UnitedHealth Group, Inc.:
3.750%, 7–15–25	200	200
3.750%, 10–15–47	500	459

		1,128

Pharmaceuticals – 6.0%
AbbVie, Inc.:
2.300%, 5–14–21	659	640
2.900%, 11–6–22	295	286
3.600%, 5–14–25	150	145
4.500%, 5–14–35	150	147
4.450%, 5–14–46	282	270
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.):
3.000%, 3–12–20	200	199
3.450%, 3–15–22	175	172
3.800%, 3–15–25	100	97
4.850%, 6–15–44	190	183
Allergan Funding SCS (GTD by Warner Chilcott Ltd., Allergan Capital S.a.r.l. and Allergan Finance LLC), 4.550%, 3–15–35	175	166
Celgene Corp.:
2.875%, 8–15–20	305	303
3.250%, 2–20–23	240	234
3.450%, 11–15–27	100	92
5.000%, 8–15–45	150	147
Johnson & Johnson, 3.625%, 3–3–37	400	391
Merck & Co., Inc.:
2.800%, 5–18–23	270	264
2.750%, 2–10–25	145	139
3.700%, 2–10–45	90	85
Mylan N.V., 5.250%, 6–15–46	150	146
Pfizer, Inc.:
3.000%, 12–15–26	400	384
4.125%, 12–15–46	100	101
Walgreens Boots Alliance, Inc.:
3.450%, 6–1–26	450	420
4.800%, 11–18–44 (A)	210	197

		5,208

Total Health Care – 12.5%		$10,834

Industrials

Aerospace & Defense – 2.2%
General Dynamics Corp., 3.500%, 5–15–25 (A)	300	300
Lockheed Martin Corp.:
2.500%, 11–23–20	100	99
3.550%, 1–15–26	230	226
Northrop Grumman Corp.:
2.080%, 10–15–20	190	186
4.030%, 10–15–47	180	168
Rockwell Collins, Inc.:
3.200%, 3–15–24	100	97
3.500%, 3–15–27	100	95
4.350%, 4–15–47	180	172
United Technologies Corp.:
2.800%, 5–4–24	245	232
4.500%, 6–1–42	301	297

		1,872

Air Freight & Logistics – 0.2%
United Parcel Service, Inc., 2.500%, 4–1–23	200	193

Construction Machinery & Heavy Trucks – 0.3%
Caterpillar, Inc., 3.900%, 5–27–21	250	256

Industrial Conglomerates – 2.8%
GE Capital International Funding Co., 4.418%, 11–15–35	200	193
General Electric Capital Corp.:
2.342%, 11–15–20	200	195
3.100%, 1–9–23	100	98
6.750%, 3–15–32	476	581
5.875%, 1–14–38	400	454
General Electric Co.:
4.375%, 9–16–20	250	256
2.700%, 10–9–22	405	392
4.500%, 3–11–44	312	306

		2,475

Railroads – 0.9%
Burlington Northern Santa Fe LLC, 4.050%, 6–15–48	250	241
Union Pacific Corp.:
4.375%, 9–10–38	250	252
4.500%, 9–10–48	250	252

		745

Total Industrials – 6.4%		$5,541
Information Technology

Application Software – 0.2%
NVIDIA Corp., 2.200%, 9–16–21	150	145

Communications Equipment – 0.7%
Cisco Systems, Inc.:
4.450%, 1–15–20	494	506
5.900%, 2–15–39	100	124

		630

Data Processing & Outsourced Services – 0.8%
MasterCard, Inc., 3.375%, 4–1–24	100	100
Visa, Inc.:
2.200%, 12–14–20	300	295
4.300%, 12–14–45	313	326

		721

Internet Software & Services – 0.3%
Alphabet, Inc., 1.998%, 8–15–26	250	223

IT Consulting & Other Services – 0.6%
International Business Machines Corp.:
2.250%, 2–19–21	300	294
3.450%, 2–19–26	200	197

		491

Semiconductor Equipment – 0.1%
Applied Materials, Inc., 4.350%, 4–1–47	100	100

Semiconductors – 2.7%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
3.000%, 1–15–22	500	486
3.875%, 1–15–27	200	189
Intel Corp.:
2.450%, 7–29–20	380	378
3.300%, 10–1–21	305	308
QUALCOMM, Inc.:
2.600%, 1–30–23	330	315
3.250%, 5–20–27	210	196
4.800%, 5–20–45	200	200
Texas Instruments, Inc., 4.150%, 5–15–48	250	254

		2,326

Systems Software – 5.7%
Microsoft Corp.:
1.850%, 2–6–20	262	259
2.000%, 11–3–20	610	600
2.875%, 2–6–24	350	342
3.125%, 11–3–25	185	182
2.400%, 8–8–26	280	259
3.300%, 2–6–27	250	247
4.100%, 2–6–37	250	260
3.700%, 8–8–46	600	582
4.000%, 2–12–55	150	150
Oracle Corp.:
2.250%, 10–8–19	343	341
2.500%, 5–15–22	300	292
2.500%, 10–15–22	350	339
2.400%, 9–15–23	492	464
2.650%, 7–15–26	530	489
3.800%, 11–15–37	100	94
4.000%, 11–15–47	100	94

		4,994

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.:
2.850%, 5–6–21	222	221
3.000%, 2–9–24	360	352
2.850%, 5–11–24	300	290
3.250%, 2–23–26	150	146
3.350%, 2–9–27	348	340
3.200%, 5–11–27	200	193
3.850%, 5–4–43	150	144
3.450%, 2–9–45	350	313
4.650%, 2–23–46	370	398
3.850%, 8–4–46	380	358
4.250%, 2–9–47	159	161
3.750%, 11–13–47 (A)	300	282
Hewlett Packard Enterprise Co., 6.350%, 10–15–45 (B)	250	247

		3,445

Total Information Technology – 15.1%		$13,075
Materials

Diversified Chemicals – 0.3%
Dow Chemical Co. (The), 3.000%, 11–15–22	200	195
Eastman Chemical Co., 4.650%, 10–15–44	100	98

		293

Paper Packaging – 0.2%
International Paper Co., 3.000%, 2–15–27	200	181

Specialty Chemicals – 0.3%
LYB International Finance II B.V., 3.500%, 3–2–27	100	94
Sherwin–Williams Co. (The), 4.500%, 6–1–47	182	173

		267

Total Materials – 0.8%		$741
Real Estate

Specialized REITs – 0.4%
American Tower Corp., 3.500%, 1–31–23	160	157
Crown Castle International Corp., 3.800%, 2–15–28	200	187

		344

Total Real Estate – 0.4%		$344
Telecommunication Services

Integrated Telecommunication Services – 7.5%
AT&T, Inc.:
3.200%, 3–1–22	300	294
3.800%, 3–1–24	355	348
4.450%, 4–1–24	510	515
3.950%, 1–15–25	246	241
4.250%, 3–1–27	255	250
4.500%, 5–15–35	290	268
4.300%, 12–15–42	300	255
4.350%, 6–15–45	300	254
5.450%, 3–1–47	250	245
4.500%, 3–9–48	382	328
4.550%, 3–9–49	300	259
Verizon Communications, Inc.:
5.150%, 9–15–23	372	396
3.500%, 11–1–24	450	435
3.376%, 2–15–25	150	144
2.625%, 8–15–26	300	266
4.125%, 3–16–27	510	503
5.250%, 3–16–37	626	642
4.862%, 8–21–46	447	427
5.500%, 3–16–47	395	414

		6,484

Total Telecommunication Services – 7.5%		$6,484
Utilities

Electric Utilities – 0.6%
Duke Energy Corp., 3.750%, 9–1–46	150	133
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.), 3.550%, 5–1–27	100	96
Southern Co. (The), 2.350%, 7–1–21	300	291

		520

Multi–Utilities – 1.1%
NiSource Finance Corp. (GTD by NiSource, Inc.), 3.490%, 5–15–27	300	287
Pacific Gas and Electric Co., 6.050%, 3–1–34	360	389
Sempra Energy:
3.400%, 2–1–28	150	140
4.000%, 2–1–48	150	135

		951

Total Utilities – 1.7%		$1,471

TOTAL CORPORATE DEBT SECURITIES – 98.0%		$85,113
(Cost: $88,337)

SHORT–TERM SECURITIES

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (C)	487	487

Money Market Funds – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.850%, (D)(E)	230	230

TOTAL SHORT-TERM SECURITIES – 0.9%		$717
(Cost: $717)

TOTAL INVESTMENT SECURITIES – 98.9%		$85,830
(Cost: $89,054)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		929

NET ASSETS – 100.0%		$86,759

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $234 are on loan.
(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2018.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.
(E)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$85,113	$—
Short-Term Securities	230	487	—
Total	$230	$85,600	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$89,054

Gross unrealized appreciation	8
Gross unrealized depreciation	(3,232)

Net unrealized depreciation	$(3,224)

SCHEDULE OF INVESTMENTS Ivy California Municipal High Income Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

California – 89.5%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006, 0.000%, 6–1–55 (A)	$2,000	$104
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A, 5.000%, 4–1–47	300	335
CA Infra and Econ Dev Bank, Infra State Revolving Fund Rev Bonds, Ser 2016A, 4.000%, 10–1–19	400	413
CA Muni Fin Auth, Charter Sch Lease Rev Bonds (Bella Mente Montessori Academy Proj), Ser 2018A, 5.000%, 6–1–48 (B)(C)	325	340
CA Muni Fin Auth, Insd Rev Bonds (Channing House Proj), Ser 2017B (Insured by the CA Office of Statewide Hlth Planning and Dev), 5.000%, 5–15–24	100	116
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A, 5.000%, 11–1–46	500	534
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A, 5.000%, 11–15–32	425	506
CA Muni Fin Auth, Rev Rfdg Bonds (Eisenhower Med Ctr), Ser 2017B:
5.000%, 7–1–37	250	279
5.000%, 7–1–42	250	277
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A, 5.000%, 12–31–47	250	281
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012:
5.000%, 11–21–45	500	518
CA Sch Fin Auth, Charter Sch Rev Bonds (Ace Charter Sch - Oblig Group), Ser 2016A, 5.000%, 6–1–52	300	302

CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A, 5.000%, 6–1–52	300	265
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6–1–30	310	332
5.000%, 6–1–37	330	346
CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch - Oblig Group), Ser 2017, 5.000%, 6–1–37	500	547
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016, 5.000%, 8–1–41	250	269
CA Sch Fin Auth, Edu Fac Rev Bonds (River Springs Charter Sch), Ser 2017A, 5.000%, 7–1–52	340	348
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2015A, 5.000%, 7–1–45	100	108
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2016C, 5.000%, 7–1–31	250	276
CA Sch Fin Auth, Sch Fac Rev Bonds (Granada Hills Charter High Sch Oblig Group), Ser 2017A, 5.000%, 7–1–48	350	375
CA Sch Fin Auth, Sch Fac Rev Bonds (Kipp LA Proj), Ser 2017A, 5.000%, 7–1–47	300	333
CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A, 5.000%, 7–1–49	300	326
CA Statewide Cmnty Dev Auth, Rev Bonds (American Baptist Homes of the West), Ser 2015, 5.000%, 10–1–22	270	293
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A, 5.250%, 12–1–56	250	270
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase IV-ACHF - Irvine LLC), Ser 2017, 5.000%, 5–15–47	185	208

CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apts, Phase IV-A CHF - Irvine LLC), Ser 2017, 5.000%, 5–15–42	300	339
CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A, 5.250%, 12–1–44	250	270
CA Statewide Comnty Dev Auth, Sch Fac Rev Bonds (Alliance for College Ready Pub Sch - 47th and Main Proj), Ser 2012A, 6.375%, 7–1–47	100	109
CA Various Purp GO Bonds, 5.000%, 9–1–46	500	577
Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A, 3.500%, 9–1–43	250	232
Chino, CA, Cmnty Fac Dist, Spl Tax Rev Bonds, Ser 2016-2, 5.000%, 9–1–47	150	165
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9–1–42	200	205
4.250%, 9–1–47	300	310
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM), 3.950%, 1–15–53	300	301
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1, 5.000%, 6–1–29	600	694
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2018A, 5.000%, 6–1–22	175	195
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1, 5.000%, 6–1–33	235	235
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1 Sr Current Interest Bonds, 5.750%, 6–1–47	760	760
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds, 5.300%, 6–1–37	150	157

Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1, 5.000%, 6–1–47	500	514
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2017B (Insured by BAMAC), 5.000%, 9–1–47	150	168
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017, 5.000%, 9–1–33	500	558
Long Beach Bond Fin Auth, Natural Gas Purchase Rev Bonds, Ser 2007A, 5.500%, 11–15–37	165	214
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B, 5.000%, 5–15–46	300	335
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C, 7.000%, 11–1–34	300	427
Murrieta, CA, Cmnty Fac Dist No. 2005-5, Spl Tax Bonds (Golden City), Ser 2017A, 5.000%, 9–1–46	300	330
Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac - Area A), Ser 2017:
5.000%, 9–1–42	130	142
5.000%, 9–1–47	230	250
Ontario, CA, Cmnty Fac Dist No. 31, Spl Tax Bonds (Carriage House/Amberly Lane), Ser 2017, 5.000%, 9–1–47	135	148
Oro Grande Elem Sch Dist, Cert of Part, Ser 2013, 5.000%, 9–15–27	40	43
Palamar Hlth, Rfdg Rev Bonds, Ser 2016:
4.000%, 11–1–39	175	174
5.000%, 11–1–39	500	541
Palomar Hlth, Cert of Part, Ser 2017, 5.000%, 11–1–21	250	267
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016, 5.000%, 9–1–46	250	275
Regents of the Univ of CA, Ltd. Proj Rev Bonds, Ser M, 5.000%, 5–15–32	300	358
Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A, 5.000%, 9–1–35	250	277

Sacramento Cnty Watr Fin Auth, Rev Bnds (Sacramento Cnty Watr Agy Zone 40 and 41 2007 Watr Sys Proj), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 55 bps), 2.091%, 6–1–34 (D)	400	385
Sacramento Cnty, Arpt Sys Sub Rev Rfdg Bonds, Ser 2018E, 5.000%, 7–1–35	250	296
Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016, 5.000%, 9–1–41	250	274
San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016, 4.000%, 9–1–42	250	253
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011, 7.500%, 12–1–41	100	112
San Diego Assoc of Govts, South Bay Expressway Toll Rev First Sr Lien Bonds, Ser 2017A, 5.000%, 7–1–27	100	120
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2017A, 5.000%, 7–1–42	200	231
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB, 4.000%, 11–1–39	250	263
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A, 5.000%, 3–1–47	200	225
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9–1–42	250	279
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A, 5.000%, 11–1–33	285	340
State Pub Works Board of CA, Lease Rev Rfdg Bonds (Dept of Edu), Ser 2017H, 5.000%, 4–1–26	300	357
Successor Agy to the Redev Agy of the City of San Jose, Tax Alloc Rfdg Bonds, Ser 2017B:
5.000%, 8–1–18	300	301
5.000%, 8–1–19	300	311
Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC), 4.000%, 8–1–40	250	258

Tob Securitization Auth of Northn CA, Tob Stlmt Asset-Bkd Bonds (Sacramento Cnty Tob Securitization Corp.), Ser 2005A-1, 5.500%, 6–1–45	100	100
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6–1–37	280	281
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D, 0.000%, 6–1–46 (A)	300	41
WA Township Hlth Care Dist Rev Bonds, Ser 2017A:
3.500%, 7–1–30	45	44
3.750%, 7–1–31	255	256
Westn Riverside Water and Wastewater Fin Auth, Local Agy Rev Rfdg Bonds, Ser 2016A, 5.000%, 9–1–29	250	285
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015-1 Spl Tax Bonds, Ser 2017, 5.000%, 9–1–47	300	329

		23,212

Guam – 1.1%
Guam Port Rev Bonds, Ser 2018B, 5.000%, 7–1–22 (B)	250	273

Puerto Rico – 1.3%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A-4, 5.250%, 7–1–30	135	141
PR Hwy and Trans Auth, Hwy Rev Rfdg Bonds, Ser CC:
5.250%, 7–1–32	120	134
5.250%, 7–1–33	50	56

		331

TOTAL MUNICIPAL BONDS – 91.9%		$23,816
(Cost: $23,595)

SHORT-TERM SECURITIES
Master Note – 1.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (E)	318	318

Municipal Obligations – 8.1%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps), 1.360%, 7–7–18 (E)	900	900
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps), 1.250%, 7–7–18 (E)	600	600
University of California (1-Month U.S. LIBOR plus 8 bps), 1.930%, 7–7–18 (E)	500	500
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 25 bps), 1.490%, 7–7–18 (E)	100	100

		2,100

TOTAL SHORT-TERM SECURITIES – 9.3%		$2,418
(Cost: $2,418)

TOTAL INVESTMENT SECURITIES – 101.2%		$26,234
(Cost: $26,013)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.2%)		(314)

NET ASSETS – 100.0%		$25,920

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)	Purchased on a when-issued basis with settlement subsequent to June 30, 2018.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $340 or 1.3% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$23,816	$—
Short-Term Securities	—	2,418	—
Total	$—	$26,234	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$26,013

Gross unrealized appreciation	376
Gross unrealized depreciation	(155)

Net unrealized appreciation	$221

SCHEDULE OF INVESTMENTS Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.0%
V.F. Corp.	88	$7,208

Distributors – 1.9%
Genuine Parts Co.	78	7,139

General Merchandise Stores – 2.0%
Target Corp.	97	7,409

Home Furnishings – 2.0%
Leggett & Platt, Inc.	161	7,180

Home Improvement Retail – 2.1%
Lowe’s Co., Inc.	82	7,824

Restaurants – 1.8%
McDonalds Corp.	43	6,805

Total Consumer Discretionary – 11.8%		43,565
Consumer Staples

Agricultural Products – 1.9%
Archer Daniels Midland Co.	152	6,957

Distillers & Vintners – 1.7%
Brown-Forman Corp., Class B	125	6,150

Drug Retail – 1.7%
Walgreen Co.	107	6,415

Food Distributors – 4.2%
McCormick & Co., Inc.	67	7,725
Sysco Corp.	113	7,688

		15,413

Household Products – 6.0%
Clorox Co. (The)	60	8,136
Colgate-Palmolive Co.	104	6,743
Procter & Gamble Co. (The)	95	7,384

		22,263

Hypermarkets & Super Centers – 1.9%
Wal-Mart Stores, Inc.	80	6,869

Packaged Foods & Meats – 1.9%
Hormel Foods Corp. (A)	193	7,183

Personal Products – 2.0%
Kimberly-Clark Corp.	70	7,384

Soft Drinks – 3.9%
Coca-Cola Co. (The)	157	6,886
PepsiCo, Inc.	67	7,329

		14,215

Total Consumer Staples – 25.2%		92,849
Energy

Integrated Oil & Gas – 1.9%
Chevron Corp.	56	7,064

Oil & Gas Exploration & Production – 2.0%
Exxon Mobil Corp.	87	7,180

Total Energy – 3.9%		14,244
Financials

Asset Management & Custody Banks – 3.8%
Franklin Resources, Inc.	205	6,579
T. Rowe Price Group, Inc.	64	7,380

		13,959

Financial Exchanges & Data – 2.0%
S&P Global, Inc.	36	7,331

Life & Health Insurance – 1.8%
Aflac, Inc.	152	6,558

Property & Casualty Insurance – 1.6%
Cincinnati Financial Corp.	91	6,097

Total Financials – 9.2%		33,945
Health Care

Health Care Equipment – 3.9%
Becton Dickinson & Co.	30	7,099
Medtronic plc	86	7,388

		14,487

Health Care Services – 1.5%
Cardinal Health, Inc.	111	5,419

Health Care Supplies – 1.9%
Abbott Laboratories	117	7,158

Pharmaceuticals – 3.7%
AbbVie, Inc.	74	6,867
Johnson & Johnson	54	6,606

		13,473

Total Health Care – 11.0%		40,537

Industrials

Aerospace & Defense – 1.6%
General Dynamics Corp.	31	5,697

Building Products – 1.7%
A. O. Smith Corp.	106	6,294

Diversified Support Services – 2.0%
Cintas Corp.	40	7,382

Electrical Components & Equipment – 3.7%
Emerson Electric Co.	99	6,830
Roper Industries, Inc.	25	6,876

		13,706

Industrial Conglomerates – 1.7%
3M Co.	32	6,292

Industrial Machinery – 7.0%
Dover Corp.	92	6,728
Illinois Tool Works, Inc.	44	6,109
Pentair, Inc.	150	6,318
Stanley Black & Decker, Inc.	48	6,438

		25,593

Trading Companies & Distributors – 2.0%
W.W. Grainger, Inc.	24	7,444

Total Industrials – 19.7%		72,408
Information Technology

Data Processing & Outsourced Services – 2.2%
Automatic Data Processing, Inc.	59	7,910

Total Information Technology – 2.2%		7,910
Materials

Industrial Gases – 3.7%
Air Products and Chemicals, Inc.	42	6,474
Praxair, Inc.	46	7,263

		13,737

Specialty Chemicals – 5.5%
Ecolab, Inc.	46	6,497
PPG Industries, Inc.	63	6,579
Sherwin-Williams Co. (The)	18	7,259

		20,335

Steel – 1.9%
Nucor Corp.	110	6,864

Total Materials – 11.1%		40,936
Real Estate

Retail REITs – 2.1%
Federal Realty Investment Trust	62	7,835

Total Real Estate – 2.1%		7,835
Telecommunication Services

Integrated Telecommunication Services – 1.7%
AT&T, Inc.	198	6,355

Total Telecommunication Services – 1.7%		6,355
Utilities

Multi-Utilities – 1.9%
Consolidated Edison, Inc.	89	6,930

Total Utilities – 1.9%		6,930

TOTAL COMMON STOCKS – 99.8%		$367,514
(Cost: $359,321)

SHORT-TERM SECURITIES	Principal
Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (B)	$178	178

Money Market Funds – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.850%, (C)(D)	5,489	5,489

TOTAL SHORT-TERM SECURITIES – 1.5%		$5,667
(Cost: $5,667)

TOTAL INVESTMENT SECURITIES – 101.3%		$373,181
(Cost: $364,988)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3)%		(4,734)

NET ASSETS – 100.0%		$368,447

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $5,379 are on loan.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$367,514	$—	$—
Short-Term Securities	5,489	178	—
Total	$373,003	$178	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

REIT = Real Estate Investment Trusts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$364,988

Gross unrealized appreciation	22,675
Gross unrealized depreciation	(14,482)

Net unrealized appreciation	$8,193

SCHEDULE OF INVESTMENTS Ivy Crossover Credit Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust, 3.650%, 7–21–27	$250	$228
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 5–26–22	250	244

TOTAL ASSET-BACKED SECURITIES – 1.2%		$472
(Cost: $501)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 1.9%
Lear Corp., 3.800%, 9–15–27	750	704

Automobile Manufacturers – 0.6%
General Motors Co., 4.200%, 10–1–27	250	239

Broadcasting – 1.9%
Discovery Communications LLC:
2.950%, 3–20–23	500	478
3.950%, 3–20–28	250	237

		715

Cable & Satellite – 3.1%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 5.375%, 4–1–38	750	708
CSC Holdings LLC, 5.375%, 2–1–28 (A)	500	462

		1,170

Homebuilding – 1.2%
Toll Brothers Finance Corp., 4.350%, 2–15–28	500	447

Hotels, Resorts & Cruise Lines – 3.8%
Royal Caribbean Cruises Ltd., 3.700%, 3–15–28	500	462
Wyndham Worldwide Corp., 4.500%, 4–1–27	1,000	975

		1,437

Restaurants – 2.5%
Darden Restaurants, Inc., 3.850%, 5–1–27	1,000	964

Total Consumer Discretionary – 15.0%		$5,676
Consumer Staples

Distillers & Vintners – 5.0%
Bacardi Ltd., 4.450%, 5–15–25 (A)	200	199
Constellation Brands, Inc.:
3.700%, 12–6–26	1,000	965
4.500%, 5–9–47	250	238
Diageo Capital plc (GTD by Diageo plc), 3.875%, 5–18–28	500	504

		1,906

Food Distributors – 1.9%
McCormick & Co., Inc., 3.150%, 8–15–24	750	717

Household Products – 2.5%
Clorox Co. (The), 3.100%, 10–1–27	1,000	940

Packaged Foods & Meats – 3.7%
Bunge Ltd. Finance Corp., 3.750%, 9–25–27	250	236
J.M. Smucker Co. (The), 3.375%, 12–15–27	500	465
Smithfield Foods, Inc., 2.650%, 10–3–21 (A)	750	714

		1,415

Total Consumer Staples – 13.1%		$4,978
Energy

Integrated Oil & Gas – 1.2%
Petroleos Mexicanos, 5.350%, 2–12–28 (A)	500	472

Oil & Gas Exploration & Production – 2.6%
Canadian Natural Resources Ltd., 3.850%, 6–1–27	750	731
EQT Corp., 3.000%, 10–1–22	250	241

		972

Oil & Gas Storage & Transportation – 9.2%
Energy Transfer Partners L.P.:
4.950%, 6–15–28	1,000	996
4.900%, 3–15–35	375	343
MPLX L.P., 4.000%, 3–15–28	250	238
Plains All American Pipeline L.P. and PAA Finance Corp., 4.500%, 12–15–26	250	245
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10–1–27 (B)	1,000	934
Williams Partners L.P.:
3.750%, 6–15–27	500	472
4.850%, 3–1–48	250	238

		3,466

Total Energy – 13.0%		$4,910
Financials

Asset Management & Custody Banks – 1.3%
Ares Capital Corp., 4.250%, 3–1–25	500	481

Consumer Finance – 3.1%
Capital One Financial Corp., 3.750%, 7–28–26	250	232
Discover Bank, 3.450%, 7–27–26	500	464
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 3.500%, 11–7–24	500	476

		1,172

Diversified Banks – 8.1%
Banco Bilbao Vizcaya Argentaria S.A., 6.125%, 2–16–66 (B)	1,000	882
Banco Santander S.A., 3.500%, 4–11–22	250	244
Bank of America Corp., 5.875%, 9–15–66	1,000	977
Barclays plc, 4.836%, 5–9–28	500	472
Santander Holdings USA, Inc., 3.400%, 1–18–23	500	483

		3,058

Investment Banking & Brokerage – 2.5%
Goldman Sachs Group, Inc. (The), 4.250%, 10–21–25	500	493
Morgan Stanley, 3.591%, 7–22–28	500	475

		968

Life & Health Insurance – 3.0%
Athene Holding Ltd., 4.125%, 1–12–28	1,000	922
Brighthouse Financial, Inc., 3.700%, 6–22–27	250	222

		1,144

Other Diversified Financial Services – 3.8%
Citigroup, Inc., 4.450%, 9–29–27	500	492
JPMorgan Chase & Co., 3.625%, 12–1–27	1,000	940

		1,432

Total Financials – 21.8%		$8,255
Industrials

Aerospace & Defense – 5.6%
BAE Systems Holdings, Inc., 3.850%, 12–15–25 (A)	500	494
Huntington Ingalls Industries, Inc., 3.483%, 12–1–27	1,000	940
Northrop Grumman Corp., 3.250%, 1–15–28	750	706

		2,140

Agricultural & Farm Machinery – 2.5%
CNH Industrial N.V., 3.850%, 11–15–27	1,000	932

Building Products – 1.1%
Owens Corning, 4.400%, 1–30–48	500	417

Industrial Conglomerates – 0.6%
TriMas Corp., 4.875%, 10–15–25 (A)	250	237

Total Industrials – 9.8%		3,726
Information Technology

Communications Equipment – 2.6%
L-3 Communications Corp., 3.850%, 12–15–26	1,000	962

Electronic Manufacturing Services – 2.5%
Jabil, Inc., 3.950%, 1–12–28	1,000	943

Semiconductors – 1.8%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 3.125%, 1–15–25	750	696

Total Information Technology – 6.9%		$2,601

Materials

Construction Materials – 1.2%
Martin Marietta Materials, Inc., 3.500%, 12–15–27	500	464

Diversified Metals & Mining – 2.5%
Anglo American Capital plc, 3.625%, 9–11–24 (A)	1,000	946

Metal & Glass Containers – 2.7%
Ball Corp., 4.875%, 3–15–26	1,000	996

Paper Packaging – 1.3%
WestRock Co., 3.750%, 3–15–25 (A)	500	491

Total Materials – 7.7%		$2,897
Real Estate

Health Care REITs – 1.3%
Senior Housing Properties Trust, 4.750%, 2–15–28	500	483

Hotel & Resort REITs – 2.4%
Hospitality Properties Trust, 3.950%, 1–15–28 (B)	1,000	913

Specialized REITs – 3.1%
Crown Castle International Corp.:
3.200%, 9–1–24	250	236
4.750%, 5–15–47	1,000	942

		1,178

Total Real Estate – 6.8%		$2,574
Telecommunication Services

Integrated Telecommunication Services – 1.9%
AT&T, Inc., 4.900%, 8–15–37 (A)	250	237
Sprint Spectrum Co. LLC and Sprint Spectrum Co. II LLC, 4.738%, 3–20–25 (A)	500	496

		733

Total Telecommunication Services – 1.9%		$733
Utilities

Multi-Utilities – 1.3%
EDP Finance B.V., 3.625%, 7–15–24 (A)	500	479

Total Utilities – 1.3%		$479

TOTAL CORPORATE DEBT SECURITIES – 97.3%		$36,829
(Cost: $38,734)

SHORT-TERM SECURITIES
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (C)	89	89

Money Market Funds – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.850%, (D)(E)	135	135

TOTAL SHORT-TERM SECURITIES – 0.6%		$224
(Cost: $224)

TOTAL INVESTMENT SECURITIES – 99.1%		$37,525
(Cost: $39,459)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		353

NET ASSETS – 100.0%		$37,878

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $5,227 or 13.8% of net assets.

(B)	All or a portion of securities with an aggregate value of $132 are on loan.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$472	$—
Corporate Debt Securities	—	36,829	—
Short-Term Securities	135	89	—
Total	$135	$37,390	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$39,459

Gross unrealized appreciation	4
Gross unrealized depreciation	(1,938)

Net unrealized depreciation	$(1,934)

SCHEDULE OF INVESTMENTS Ivy Cash Management Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile (1-Month U.S. LIBOR plus 29 bps), 2.340%, 7–13–18 (A)	$15,000	$15,000
Bank of America N.A. (1-Month U.S. LIBOR plus 24 bps), 2.290%, 7–12–18 (A)	25,000	25,000
Bank of America N.A. (1-Month U.S. LIBOR plus 16 bps), 2.210%, 7–12–18 (A)	20,000	20,000
Bank of America N.A. (1-Month U.S. LIBOR plus 18 bps), 2.270%, 7–16–18 (A)	15,000	15,000
Bank of Montreal (1-Month U.S. LIBOR plus 22 bps), 2.310%, 7–15–18 (A)	15,000	15,000
Bank of Montreal (1-Month U.S. LIBOR plus 25 bps), 2.300%, 7–10–18 (A)	20,000	20,000
Bank of Montreal (Daily Federal Funds Rate plus 55 bps), 2.460%, 7–1–18 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 20 bps), 2.230%, 7–8–18 (A)	15,000	15,000
Royal Bank of Canada (1-Month U.S. LIBOR plus 18 bps), 2.230%, 7–10–18 (A)	12,000	12,000
Royal Bank of Canada (1-Month U.S. LIBOR plus 20 bps), 2.260%, 7–18–18 (A)	25,000	25,000
Royal Bank of Canada (1-Month U.S. LIBOR plus 24 bps), 2.320%, 7–19–18 (A)	30,000	30,000
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 20bps), 2.290%, 7–21–18 (A)	10,000	10,000
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 40bps), 2.430%, 7–8–18 (A)	10,000	10,000
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 27 bps), 2.270%, 7–4–18 (A)	12,000	12,000
Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 22 bps), 2.310%, 7–16–18 (A)	14,000	14,000
Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 25 bps), 2.340%, 7–25–18 (A)	25,000	25,000

Total Certificate Of Deposit – 21.0%		278,000
Commercial Paper (B)
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 18 bps), 2.180%, 7–5–18 (A)	15,000	15,000
Brown–Forman Corp.:
2.010%, 7–16–18	20,000	19,982
2.050%, 7–25–18	2,862	2,858
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.):
2.158%, 7–2–18	10,000	9,999
1.890%, 7–13–18	20,000	19,986
2.160%, 8–17–18	20,162	20,104
2.260%, 9–17–18	12,000	11,941
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.), 2.400%, 9–13–18	10,000	9,950
Corporacion Andina de Fomento:
2.072%, 7–6–18	15,000	14,995
2.060%, 7–10–18	11,000	10,994
2.210%, 7–24–18	25,000	24,963
Essilor International S.A.:
2.110%, 7–12–18	15,596	15,587
1.930%, 7–19–18	20,000	19,980

J.M. Smucker Co. (The), 2.200%, 7–2–18	13,200	13,199
Kroger Co. (The), 2.150%, 7–2–18	13,200	13,199
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
2.200%, 7–23–18	40,000	39,944
2.210%, 7–25–18	6,000	5,991
2.300%, 8–8–18	10,000	9,975
2.290%, 8–14–18	10,000	9,971
Northern Illinois Gas Co.:
2.101%, 7–2–18	24,239	24,238
2.252%, 7–6–18	24,250	24,243
2.252%, 7–9–18	17,250	17,241
PacifiCorp, 2.100%, 7–2–18	13,200	13,199
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia), 2.230%, 7–31–18	10,903	10,882
Sonoco Products Co., 2.180%, 7–2–18	13,200	13,199
Wisconsin Electric Power Co.:
2.100%, 7–10–18	25,000	24,986
2.140%, 7–11–18	25,000	24,984
2.140%, 7–13–18	11,000	10,992
Wisconsin Gas LLC, 2.000%, 7–10–18	5,000	4,997

Total Commercial Paper – 34.9%		457,579
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (A)	55,566	55,566

Total Master Note – 4.2%		55,566
Notes
Banco del Estado de Chile (1-Month U.S. LIBOR plus 46 bps), 2.510%, 7–11–18 (A)	15,000	15,000
Banco del Estado de Chile (1-Month U.S. LIBOR plus 30 bps), 2.360%, 7–14–18 (A)	20,000	20,000
Banco del Estado de Chile (1-Month U.S. LIBOR plus 27 bps), 2.350%, 7–22–18 (A)	15,000	15,000
Bank of Montreal (3-Month U.S. LIBOR plus 13 bps), 2.470%, 9–15–18 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 25 bps), 2.270%, 7–8–18 (A)	25,000	25,000
Canadian Imperial Bank of Commerce (1-Month U.S. LIBOR plus 25 bps), 2.340%, 7–20–18 (A)	25,000	25,000
Toronto–Dominion Bank (3-Month U.S. LIBOR plus 8 bps), 2.410%, 9–21–18 (A)	12,000	12,000
Wells Fargo Bank N.A. (3-Month U.S. LIBOR plus 18 bps), 2.510%, 9–21–18 (A)	16,000	16,000

Total Notes – 10.7%		143,000

TOTAL CORPORATE OBLIGATIONS – 70.8%		$934,145
(Cost: $934,145)

MUNICIPAL OBLIGATIONS
Colorado – 0.1%
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A–1 (GTD by JPMorgan Chase & Co.) (BVAL plus 30 bps), 2.150%, 7–7–18 (A)	1,400	1,400

Florida – 0.2%
Miami–Dade Cnty, FL, Seaport Rev Commercial PaperNotes, Ser 2018A–2 (GTD by Bank of America N.A.), 2.100%, 7–9–18	2,619	2,619

Kansas – 0.6%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps), 1.540%, 7–1–18 (A)	8,440	8,440

Louisiana – 2.1%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 9.7 bps), 1.650%, 7–1–18 (A)	19,800	19,800

Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.) (BVAL plus 18 bps), 1.540%, 7–1–18 (A)	7,500	7,500

		27,300

Massachusetts – 0.2%
MA Edu Fin Auth, Commercial Paper Notes, Ser 2018A (GTD by Royal Bank of Canada), 2.170%, 8–8–18	3,000	3,000

Michigan – 0.2%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps), 1.610%, 7–1–18 (A)	2,000	2,000

Mississippi – 0.7%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.) (BVAL plus 19 bps), 1.620%, 7–1–18 (A)	9,100	9,100

Missouri – 0.5%
Kansas City, MO, Var Rate Dnd Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.) (BVAL plus 22 bps), 2.090%, 7–7–18 (A)	6,800	6,800

New York – 1.5%
Long Island Power Auth, Elec Sys Rev Commercial Paper Notes, Ser 2015GR–4A (GTD by Royal Bank of Canada):
2.040%, 7–17–18	5,000	5,000
2.140%, 8–14–18	10,000	10,000
NY Hsng Fin Agy, 625 W 57th Street Hsng Rev Bonds, Ser 2016A (GTD by Bank of New York Mellon (The)) (BVAL plus 20 bps), 2.020%, 7–7–18 (A)	5,000	5,000

		20,000

Pennsylvania – 0.5%
EPC – Allentown, LLC, Incr Taxable Var Rate Demand Bonds, Ser 2005 (GTD by U.S. Bank N.A.) (1–Week U.S. LIBOR plus 10 bps), 2.090%, 7–7–18 (A)	6,535	6,535

South Carolina – 5.0%
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser 2018DD (GTD by Bank of America N.A.):
2.100%, 7–16–18	46,441	46,441
2.200%, 7–17–18	13,722	13,722
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser DD, 2.200%, 7–17–18	5,800	5,800

		65,963

Wyoming – 0.8%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.) (BVAL plus 19 bps), 1.620%, 7–1–18 (A)	10,000	10,000

TOTAL MUNICIPAL OBLIGATIONS – 12.4%		$163,157
(Cost: $163,157)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 3.3%

U.S. Treasury Bills:
1.743%, 7–5–18	4,000	3,999
1.570%, 7–12–18	4,000	3,998
1.670%, 7–19–18	12,000	11,989
1.800%, 8–9–18	14,000	13,972
1.230%, 9–13–18	10,000	9,975

		43,933

United States Government Agency

Obligations – 14.2%
Overseas Private Investment Corp. (GTD by U.S. Government) (3–Month U.S. TB Rate):
1.960%, 7–7–18 (A)	43,477	43,477
1.970%, 7–7–18 (A)	27,026	27,026
2.000%, 7–7–18 (A)	105,102	105,102
2.050%, 7–7–18 (A)	12,387	12,386

		187,991

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 17.5%		$231,924
(Cost: $231,924)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS
California – 0.1%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps), 1.360%, 7–7–18 (A)	1,425	1,425

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS – 0.1%		$1,425
(Cost: $1,425)

TOTAL INVESTMENT SECURITIES – 100.8%		$1,330,651
(Cost: $1,330,651)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(11,187)

NET ASSETS – 100.0%		$1,319,464

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Rate shown is the yield to maturity at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$934,145	$—
Municipal Obligations	—	163,157	—
United States Government and Government Agency Obligations	—	231,924	—
United States Government and Government Agency Backed Municipal Obligations	—	1,425	—
Total	$—	$1,330,651	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,330,651

Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy Corporate Bond Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Financials
Investment Banking & Brokerage – 0.0%
Morgan Stanley, 5.850%	20	$514

Total Financials – 0.0%		514

TOTAL PREFERRED STOCKS – 0.0%		$514
(Cost: $500)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust, 3.650%, 7–21–27	$1,000	910
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5–26–22	1,750	1,711
3.875%, 1–23–28	1,000	921
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12–15–27 (A)	3,614	3,545
American Airlines Class A Pass Through Certificates, Series 2016-2, 3.650%, 6–15–28	1,844	1,790
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6–15–28	2,766	2,621
American Airlines Class AA Pass Through Certificates, Series 2017-2, 3.350%, 10–15–29	1,000	965
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1, 3.575%, 1–15–28	3,713	3,603
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1, 3.650%, 2–15–29	481	467
Norwegian Air Shuttle 2016-1, Class A, 4.875%, 5–10–28 (A)	3,715	3,539
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.877%, 7–9–21 (A)	3,500	3,400
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7–7–28	3,894	3,686

TOTAL ASSET-BACKED SECURITIES – 2.9%		$27,158
(Cost: $28,266)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Automobile Manufacturers – 1.2%
BMW U.S. Capital LLC:
2.700%, 4–6–22(A)	1,500	1,455
2.800%, 4–11–26(A)	8,000	7,378
Ford Motor Co., 4.346%, 12–8–26	2,000	1,955
General Motors Co.:
4.200%, 10–1–27	1,250	1,198
6.600%, 4–1–36	651	704

		12,690

Broadcasting – 0.1%
Discovery Communications LLC, 3.950%, 3–20–28	1,000	947

Cable & Satellite – 1.9%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
5.375%, 4–1–38	2,250	2,124
5.375%, 5–1–47	500	454
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
1.625%, 1–15–22	5,000	4,688
2.350%, 1–15–27	5,000	4,380
Comcast Corp. (GTD by Comcast Cable Communicationsand NBCUniversal), 3.900%, 3–1–38	1,000	910
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.950%, 1–15–25	1,865	1,823
Time Warner, Inc. (GTD by Historic TW, Inc.):
2.950%, 7–15–26	4,500	4,044
3.800%, 2–15–27	500	473

		18,896

Education Services – 0.6%
President and Fellows of Harvard College, 3.150%, 7–15–46	3,000	2,707
Trustees of Princeton University (The), 4.950%, 3–1–19	1,500	1,523
University of Southern California, 3.028%, 10-1-39	2,000	1,812

		6,042

Footwear – 0.7%
NIKE, Inc.:
2.375%, 11–1–26	4,000	3,640
3.875%, 11–1–45	4,000	3,850

		7,490

Home Improvement Retail – 0.3%
Home Depot, Inc. (The), 4.400%, 4–1–21	3,135	3,247

Homebuilding – 0.1%
Toll Brothers Finance Corp., 4.350%, 2–15–28	1,000	894

Hotels, Resorts & Cruise Lines – 0.9%
Marriott International, Inc., 4.000%, 4–15–28	1,500	1,464
Marriott International, Inc., Series R, 3.125%, 6–15–26	3,000	2,788
Wyndham Worldwide Corp.:
4.150%, 4–1–24	3,000	2,951
4.500%, 4–1–27	2,000	1,950

		9,153

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc., 4.800%, 12–5–34	2,470	2,706

Movies & Entertainment – 0.3%
Walt Disney Co. (The):
4.125%, 12–1–41	2,000	1,907
4.125%, 6–1–44(B)	1,000	964

		2,871

Publishing – 0.3%
Thomson Reuters Corp., 3.350%, 5–15–26	3,000	2,774

Restaurants – 0.4%
Darden Restaurants, Inc., 3.850%, 5–1–27	4,000	3,855

Total Consumer Discretionary – 7.1%		71,565
Consumer Staples

Brewers – 1.9%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB):
4.700%, 2–1–36	6,000	6,077
4.900%, 2–1–46	3,500	3,599
Heineken N.V., 3.500%, 1–29–28(A)	3,000	2,886
Molson Coors Brewing Co.:
2.250%, 3–15–20	2,500	2,460
3.000%, 7–15–26	2,000	1,816
4.200%, 7–15–46	2,500	2,243

		19,081

Distillers & Vintners – 1.5%
Bacardi Ltd., 4.450%, 5-15-25(A)	5,000	4,982
Constellation Brands, Inc.:
2.650%, 11–7–22	1,000	959
3.700%, 12–6–26	2,062	1,989
3.500%, 5–9–27	2,000	1,893
3.600%, 2–15–28(B)	1,000	945
4.500%, 5–9–47	750	713
Diageo Capital plc (GTD by Diageo plc), 3.875%, 5-18-28	3,300	3,326

		14,807

Drug Retail – 0.1%
CVS Health Corp., 4.100%, 3–25–25	1,000	995

Food Distributors – 0.5%
Sysco Corp.:
3.250%, 7–15–27	1,000	936
4.450%, 3–15–48	4,500	4,346

		5,282

Food Retail – 0.4%
Kroger Co. (The), 1.500%, 9–30–19	4,000	3,928

Household Products – 0.5%
Clorox Co. (The), 3.100%, 10–1–27	1,000	940
Colgate-Palmolive Co., 3.700%, 8–1–47(B)	1,000	933
Procter & Gamble Co. (The), 2.700%, 2–2–26	3,000	2,848

		4,721

Hypermarkets & Super Centers – 0.5%
Walmart, Inc., 3.700%, 6–26–28	5,000	5,033

Packaged Foods & Meats – 1.4%
J.M. Smucker Co. (The), 3.375%, 12–15–27	2,500	2,325
Kraft Heinz Foods Co., 4.375%, 6–1–46	2,000	1,729
Mead Johnson Nutrition Co., 4.125%, 11–15–25	4,000	4,074
Smithfield Foods, Inc.:
2.650%, 10–3–21(A)	3,000	2,858
3.350%, 2–1–22(A)	2,000	1,930
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.), 2.650%, 8–15–19	765	762

		13,678

Personal Products – 0.4%
Kimberly-Clark Corp.:
2.750%, 2–15–26	4,000	3,759
3.200%, 7–30–46	1,000	860

		4,619

Soft Drinks – 1.7%
Coca-Cola Co. (The):
1.550%, 9–1–21	3,500	3,348
2.875%, 10–27–25	5,000	4,786
2.250%, 9–1–26	2,000	1,812
PepsiCo, Inc.:
1.700%, 10–6–21	4,000	3,826
2.850%, 2–24–26	4,000	3,812

		17,584

Total Consumer Staples – 8.9%		89,728
Energy

Oil & Gas Equipment & Services – 1.2%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 3.337%, 12–15–27	2,000	1,860
Halliburton Co., 6.750%, 2–1–27	4,950	5,538
Schlumberger Holding Corp., 3.625%, 12–21–22(A)	5,000	4,999

		12,397

Oil & Gas Exploration & Production – 2.1%
BP Capital Markets plc (GTD by BP plc), 3.216%, 11–28–23	5,000	4,902
Canadian Natural Resources Ltd.:
2.950%, 1–15–23	5,000	4,823
3.850%, 6–1–27	2,250	2,194
Concho Resources, Inc., 4.375%, 1–15–25	6,000	6,024
ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11–15–34	1,193	1,192
EQT Corp., 3.000%, 10–1–22	1,500	1,444

		20,579

Oil & Gas Refining & Marketing – 0.1%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps), 2.919%, 2–26–21(C)	1,000	1,002

Oil & Gas Storage & Transportation – 4.8%
Colonial Pipeline Co., 4.250%, 4–15–48(A)	2,000	1,938
Colorado Interstate Gas Co., 4.150%, 8–15–26(A)	6,000	5,811
Enbridge, Inc., 2.900%, 7–15–22	500	485
Energy Transfer Partners L.P.:
4.950%, 6–15–28	4,000	3,986
4.900%, 3–15–35	750	686
MPLX L.P., 4.000%, 3–15–28	750	713
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11–1–24	4,469	4,230
4.500%, 12–15–26	2,250	2,202
Sabal Trail Transmission LLC, 4.246%, 5–1–28(A)	5,000	5,032
Sabine Pass Liquefaction LLC, 4.200%, 3–15–28	1,500	1,442
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4–1–21	2,551	2,592
Tennessee Gas Pipeline Co., 7.000%, 3–15–27	6,000	6,864
TransCanada PipeLines Ltd., 4.250%, 5–15–28	5,000	5,014
Transcontinental Gas Pipe Line Co. LLC, 4.600%, 3–15–48(A)	2,000	1,922
Williams Partners L.P.:
3.750%, 6–15–27	4,000	3,775
4.850%, 3–1–48	1,500	1,428

		48,120

Total Energy – 8.2%		82,098
Financials

Asset Management & Custody Banks – 0.9%
Ares Capital Corp.:
3.875%, 1–15–20	635	637
4.250%, 3–1–25	2,500	2,404
State Street Corp., 2.650%, 5–19–26	6,000	5,624

		8,665

Consumer Finance – 3.6%
Capital One Financial Corp.:
4.200%, 10–29–25	5,500	5,340
3.750%, 7–28–26	1,750	1,625
Discover Bank, 3.450%, 7–27–26	500	464
Discover Financial Services, 3.950%, 11–6–24	8,200	7,998
Ford Motor Credit Co. LLC:
2.425%, 6–12–20	5,000	4,902
3.200%, 1–15–21	5,000	4,944
2.979%, 8–3–22	2,000	1,925
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
4.200%, 3–1–21	3,500	3,549
3.200%, 7–6–21	4,500	4,441
3.850%, 1–5–28	1,000	924

		36,112

Diversified Banks – 9.9%
Australia and New Zealand Banking Group Ltd.:
2.125%, 8–19–20	4,000	3,905
4.400%, 5–19–26(A)	3,000	2,940
Banco Santander S.A., 3.500%, 4–11–22	2,500	2,438
Bank of America Corp.:
2.503%, 10–21–22	2,000	1,914
4.200%, 8–26–24	6,000	6,029
3.419%, 12–20–28	2,000	1,882
6.300%, 12–29–49	2,000	2,115
5.875%, 9–15–66	2,000	1,955
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps), 3.133%, 2–5–26(C)	1,000	982
Bank of New York Mellon Corp. (The):
2.500%, 4–15–21	2,000	1,963
2.200%, 8–16–23	4,000	3,753
Barclays plc:
3.684%, 1–10–23	2,000	1,944
4.836%, 5–9–28	1,000	944
BB&T Corp.:
2.050%, 5–10–21	5,500	5,314
2.750%, 4–1–22	3,000	2,930
Commonwealth Bank of Australia, 2.000%, 9–6–21(A)	3,500	3,340
Danske Bank A.S., 2.700%, 3–2–22(A)	2,000	1,940
Fifth Third Bank N.A., 2.250%, 6–14–21	2,500	2,435
HSBC Holdings plc, 4.583%, 6–19–29	4,750	4,796
Huntington Bancshares, Inc., 2.300%, 1–14–22	1,500	1,440
Lloyds Banking Group plc, 3.000%, 1–11–22	1,000	974
Mitsubishi UFJ Financial Group, Inc., 2.190%, 9–13–21	6,500	6,241
Mizuho Financial Group, Inc., 2.273%, 9–13–21	4,000	3,839
Royal Bank of Canada:
2.350%, 10–30–20	4,000	3,924
2.500%, 1–19–21	4,000	3,929
4.650%, 1–27–26	1,000	1,014
Santander Holdings USA, Inc., 3.400%, 1–18–23	3,000	2,896
Swedbank AB, 2.800%, 3–14–22(A)	7,000	6,852
U.S. Bancorp, 3.150%, 4–27–27	3,500	3,344
Wells Fargo & Co.:
2.100%, 7–26–21	1,000	961
3.069%, 1–24–23	500	486
3.000%, 10–23–26	2,000	1,846
4.750%, 12–7–46	1,500	1,450
Westpac Banking Corp.:
2.150%, 3–6–20	2,500	2,460
2.000%, 8–19–21	4,000	3,832

		99,007

Diversified Capital Markets – 0.2%
Deutsche Bank AG, 3.950%, 2–27–23	2,000	1,920

Investment Banking & Brokerage – 3.7%
Credit Suisse Group Funding (Guernsey) Ltd., 3.125%, 12–10–20	2,500	2,480
Daiwa Securities Group, Inc., 3.129%, 4–19–22(A)	4,000	3,917
Goldman Sachs Group, Inc. (The):
2.350%, 11–15–21	3,000	2,885
2.905%, 7–24–23	1,000	963
3.272%, 9–29–25	1,500	1,425
4.250%, 10–21–25	6,000	5,910
3.750%, 2–25–26	1,000	968
3.500%, 11–16–26	1,000	942

Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 175 bps), 4.109%, 10–28–27 (C)	3,000	3,060
Morgan Stanley:
4.875%, 11–1–22	2,000	2,074
3.875%, 1–27–26	7,000	6,888
3.591%, 7–22–28	2,000	1,900
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps), 3.759%, 10–24–23 (C)	3,500	3,580

		36,992

Life & Health Insurance – 3.3%
Aflac, Inc., 3.625%, 11–15–24	4,975	4,925
Athene Holding Ltd., 4.125%, 1–12–28	3,000	2,765
Brighthouse Financial, Inc., 3.700%, 6–22–27	3,000	2,670
New York Life Global Funding:
2.000%, 4–13–21 (A)	2,500	2,415
2.300%, 6–10–22 (A)	3,000	2,884
2.900%, 1–17–24 (A)	1,500	1,454
2.350%, 7–14–26 (A)	3,000	2,727
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9–30–47 (A)	1,000	915
Principal Life Global Funding II:
2.625%, 11–19–20 (A)	3,500	3,443
3.000%, 4–18–26 (A)	4,000	3,749
Protective Life Global Funding, 2.262%, 4–8–20 (A)	2,500	2,460
Sumitomo Life Insurance Co., 4.000%, 9–14–77 (A)	3,000	2,798

		33,205

Other Diversified Financial Services – 5.5%
Citigroup, Inc.:
2.700%, 3–30–21	4,000	3,923
3.500%, 5–15–23	1,000	977
4.450%, 9–29–27	8,500	8,363
4.125%, 7–25–28	2,000	1,914
Citigroup, Inc. (3-Month U.S. LIBOR plus 148 bps), 3.730%, 9–1–23 (C)	5,000	5,103
JPMorgan Chase & Co.:
2.295%, 8–15–21	5,000	4,830
2.700%, 5–18–23	6,000	5,758
3.220%, 3–1–25	5,000	4,822
3.625%, 12–1–27	3,500	3,291
4.950%, 6–1–45	1,000	1,017
TIAA Asset Management Finance Co. LLC, 4.125%, 11–1–24 (A)	5,000	4,971
USAA Capital Corp., 2.450%, 8–1–20 (A)	10,030	9,898

		54,867

Property & Casualty Insurance – 1.4%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.) (3-Month ICE LIBOR plus 32 bps), 2.658%, 1–10–20 (B)(C)	1,500	1,505
Berkshire Hathaway, Inc.:
2.750%, 3–15–23	3,000	2,936
3.125%, 3–15–26	10,500	10,113

		14,554

Regional Banks – 0.9%
First Republic Bank, 2.500%, 6–6–22	5,000	4,819
PNC Bank N.A.:
2.450%, 11–5–20	736	723
2.150%, 4–29–21	4,000	3,877

		9,419

Specialized Finance – 1.6%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (A)	2,000	2,029
5.450%, 6–15–23 (A)	6,000	6,275
6.020%, 6–15–26 (A)	1,500	1,577
8.100%, 7–15–36 (A)	2,500	2,919
Syngenta Finance N.V., 5.182%, 4–24–28 (A)	3,000	2,896

		15,696

Total Financials – 31.0%		310,437
Health Care

Biotechnology – 0.8%
Amgen, Inc.:
5.700%, 2–1–19	2,000	2,033
2.200%, 5–11–20	3,500	3,445
2.250%, 8–19–23	3,000	2,810

		8,288

Health Care Distributors – 0.4%
AmerisourceBergen Corp., 3.450%, 12–15–27	4,000	3,684

Health Care Equipment – 0.2%
Becton Dickinson & Co. (3-Month U.S. LIBOR plus 87.5 bps), 3.209%, 12–29–20 (C)	2,000	2,003

Health Care Services – 0.9%
Cardinal Health, Inc.:
3.079%, 6–15–24	2,500	2,355
4.368%, 6–15–47	1,500	1,320
Quest Diagnostics, Inc., 3.450%, 6–1–26	5,500	5,229

		8,904

Health Care Supplies – 2.1%
Abbott Laboratories:
2.900%, 11–30–21	3,000	2,953
3.400%, 11–30–23	2,000	1,973
Medtronic Global Holdings SCA, 3.350%, 4–1–27	2,000	1,948
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc), 4.375%, 3–15–35	8,288	8,566
Shire Acquisitions Investments Ireland Designated Activity Co., 2.400%, 9–23–21	6,000	5,744

		21,184

Managed Health Care – 0.2%
Humana, Inc., 2.900%, 12–15–22	2,000	1,942

Pharmaceuticals – 1.6%
AbbVie, Inc.:
4.500%, 5–14–35	5,600	5,488
4.300%, 5–14–36	500	478
AstraZeneca plc, 3.375%, 11–16–25	3,000	2,883
Bayer U.S. Finance II LLC, 4.375%, 12–15–28 (A)	5,000	5,008
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc), 3.500%, 3–15–21	2,000	1,993

		15,850

Total Health Care – 6.2%		61,855
Industrials

Aerospace & Defense – 3.0%
BAE Systems Holdings, Inc.:
3.800%, 10–7–24 (A)	5,000	4,988
3.850%, 12–15–25 (A)	4,800	4,743
4.750%, 10–7–44 (A)	2,000	2,057
Boeing Co. (The), 1.650%, 10–30–20	2,500	2,431
General Dynamics Corp., 1.875%, 8–15–23	5,000	4,638
Huntington Ingalls Industries, Inc., 3.483%, 12–1–27	2,750	2,584
Northrop Grumman Corp., 3.200%, 2–1–27	5,000	4,710
Rockwell Collins, Inc., 2.800%, 3–15–22	3,500	3,410

		29,561

Air Freight & Logistics – 1.1%
FedEx Corp.:
3.250%, 4–1–26	4,000	3,829
4.750%, 11–15–45	3,000	2,985
4.400%, 1–15–47	3,000	2,838
4.050%, 2–15–48	1,500	1,345

		10,997

Airlines – 1.4%
Aviation Capital Group Corp., 2.875%, 1–20–22 (A)	2,000	1,934
Aviation Capital Group LLC, 3.500%, 11–1–27 (A)	3,000	2,746
Delta Air Lines, Inc.:
2.600%, 12–4–20	2,000	1,956
3.400%, 4–19–21	1,750	1,742
Sydney Airport Finance, 3.625%, 4–28–26 (A)	6,000	5,789

		14,167

Building Products – 0.7%
Owens Corning, 4.400%, 1–30–48	1,500	1,251
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 12–15–21	5,852	5,962

		7,213

Electrical Components & Equipment – 0.3%
Arrow Electronics, Inc., 3.250%, 9–8–24	2,000	1,869
Hubbell, Inc., 3.500%, 2–15–28	1,000	957

		2,826

Environmental & Facilities Services – 0.7%
Republic Services, Inc., 2.900%, 7–1–26	3,000	2,785
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 2.400%, 5–15–23	4,000	3,804

		6,589

Industrial Conglomerates – 1.1%
General Electric Capital Corp.:
6.000%, 8–7–19	1,432	1,479
2.342%, 11–15–20	7,787	7,607
General Electric Co., 2.700%, 10–9–22	2,000	1,935

		11,021

Industrial Machinery – 0.3%
Ingersoll-Rand Global Holding Co. Ltd., 3.750%, 8–21–28	1,500	1,459
Parker Hannifin Corp., 3.250%, 3–1–27	2,000	1,929

		3,388

Railroads – 0.2%
Burlington Northern Santa Fe LLC, 3.400%, 9–1–24	2,275	2,253

Total Industrials—8.8%		88,015
Information Technology

Communications Equipment – 0.4%
L-3 Communications Corp., 3.850%, 12–15–26	4,000	3,848

Data Processing & Outsourced Services – 0.7%
Visa, Inc.:
2.800%, 12-14-22	4,000	3,923
3.150%, 12-14-25	3,000	2,902

		6,825

Electronic Components – 0.5%
Amphenol Corp.,
3.200%, 4-1-24	2,500	2,411
Maxim Integrated Products, Inc.,
3.450%, 6-15-27	2,500	2,362

		4,773

Electronic Manufacturing Services – 0.2%
Jabil Circuit, Inc.,
5.625%, 12-15-20	2,480	2,586

Home Entertainment Software – 0.8%
Activision Blizzard, Inc.:
2.300%, 9-15-21	4,000	3,870
2.600%, 6-15-22	3,000	2,889
3.400%, 6-15-27	1,000	945

		7,704

Internet Software & Services – 0.1%
Tencent Holdings Ltd.,
3.595%, 1-19-28 (A)	1,000	946

IT Consulting & Other Services – 0.3%
Keysight Technologies, Inc.,
4.600%, 4-6-27	3,500	3,514

Semiconductors – 2.1%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.125%, 1-15-25	4,250	3,942
Intel Corp.:
3.100%, 7-29-22	4,000	3,999
2.875%, 5-11-24	6,000	5,808
QUALCOMM, Inc.:
2.900%, 5-20-24	5,000	4,723
4.300%, 5-20-47	3,000	2,789

		21,261

Systems Software – 1.3%
CA, Inc.,
5.375%, 12-1-19	6,195	6,359
Microsoft Corp.:
2.650%, 11-3-22	3,000	2,950
2.000%, 8-8-23	1,500	1,417
2.875%, 2-6-24	2,000	1,957

		12,683

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.:
2.400%, 5-3-23	1,000	963
2.500%, 2-9-25	2,500	2,350

		3,313

Total Information Technology – 6.7%		67,453
Materials

Construction Materials – 0.3%
Martin Marietta Materials, Inc.,
3.500%, 12-15-27	3,000	2,783

Diversified Metals & Mining – 0.2%
Anglo American Capital plc,
4.500%, 3-15-28 (A)	2,000	1,929

Fertilizers & Agricultural Chemicals – 0.2%
Mosaic Co. (The),
3.250%, 11-15-22	2,500	2,428

Metal & Glass Containers – 0.3%
Ball Corp.,
4.875%, 3-15-26	2,500	2,491

Paper Packaging – 0.4%
WestRock Co.,
3.750%, 3-15-25 (A)	4,500	4,414

Specialty Chemicals – 0.7%
Methanex Corp.,
5.250%, 3-1-22	6,500	6,693

Total Materials – 2.1%		20,738

Real Estate

Health Care REITs – 0.8%
Health Care REIT, Inc.,
4.000%, 6-1-25	5,700	5,589
Senior Housing Properties Trust,
4.750%, 2-15-28	2,000	1,931

		7,520

Hotel & Resort REITs – 0.2%
Hospitality Properties Trust,
3.950%, 1-15-28	2,500	2,283

Industrial REITs – 0.9%
Air Lease Corp.,
3.250%, 3-1-25	3,000	2,776
Aircastle Ltd.:
5.500%, 2-15-22	4,909	5,036
5.000%, 4-1-23	1,660	1,670

		9,482

Specialized REITs – 2.0%
American Tower Corp.:
3.000%, 6-15-23	2,500	2,396
3.125%, 1-15-27	13,500	12,061
American Tower Trust I,
3.652%, 3-23-28 (A)	2,000	1,970
Crown Castle International Corp.:
2.250%, 9-1-21	3,000	2,876
5.250%, 1-15-23	844	884

		20,187

Total Real Estate – 3.9%		39,472
Telecommunication Services

Integrated Telecommunication Services – 1.3%
AT&T, Inc.:
3.600%, 2-17-23	1,000	985
4.250%, 3-1-27	1,000	979
5.150%, 2-15-50 (A)	1,000	932
Sprint Spectrum Co. LLC and Sprint Spectrum Co. II LLC,
4.738%, 3-20-25 (A)	2,000	1,984
Verizon Communications, Inc.:
2.625%, 8-15-26	6,500	5,767
4.812%, 3-15-39	2,797	2,703

		13,350

Wireless Telecommunication Service – 1.3%
Crown Castle Towers LLC:
3.222%, 5-15-22 (A)	2,000	1,962
3.663%, 5-15-25 (A)	4,000	3,918
Sprint Spectrum L.P.,
3.360%, 9-20-21 (A)	7,313	7,230

		13,110

Total Telecommunication Services – 2.6%		26,460
Utilities

Electric Utilities – 3.2%
Appalachian Power Co., Series W,
4.450%, 6-1-45	1,000	1,027
Commonwealth Edison Co.,
3.650%, 6-15-46	2,500	2,303
Duke Energy Carolinas LLC:
4.300%, 6-15-20	3,250	3,307
3.750%, 6-1-45	9,000	8,440
Duke Energy Indiana LLC,
3.750%, 5-15-46	1,000	944
Edison International:
2.125%, 4-15-20	1,000	981
2.950%, 3-15-23	5,000	4,802
4.125%, 3-15-28	2,000	1,968
Entergy Arkansas, Inc.,
4.000%, 6-1-28	2,650	2,679
Kansas City Power & Light Co.,
4.200%, 3-15-48	1,000	982
MidAmerican Energy Co.,
3.950%, 8-1-47	1,000	974
Sierra Pacific Power Co.,
2.600%, 5-1-26	4,000	3,694

		32,101

Multi-Utilities – 0.9%
Berkshire Hathaway Energy Co.,
2.800%, 1-15-23	500	488
Dominion Resources, Inc.,
2.750%, 1-15-22	1,000	970
Pacific Gas and Electric Co.:
3.300%, 12-1-27	2,000	1,795
3.950%, 12-1-47	3,000	2,564
Public Service Electric and Gas Co.,
2.250%, 9-15-26	3,500	3,161

		8,978

Water Utilities – 0.3%
California Water Service Co.,
5.875%, 5-1-19	3,000	3,070

Total Utilities – 4.4%		44,149

TOTAL CORPORATE DEBT SECURITIES – 89.9%		$901,970
(Cost: $928,452)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.2%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index),
3.635%, 3-25-35 (C)	2,636	1,952
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index),
3.779%, 2-25-34 (C)	65	—	*

		1,952

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$1,952
(Cost: $2,688)

MUNICIPAL BONDS – TAXABLE

Massachusetts – 0.4%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10-1-18	3,985	4,017

New York – 0.8%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8-1-26	3,000	2,783
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3-1-29 (A)	3,732	4,955

		7,738

Ohio – 0.5%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12–1–46	5,500	5,461

Pennsylvania – 0.3%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable – Build America Bonds), 4.750%, 7–15–22	3,075	3,176

TOTAL MUNICIPAL BONDS – TAXABLE – 2.0%		$20,392
(Cost: $19,437)

OTHER GOVERNMENT SECURITIES (D)
Canada – 1.1%
Province de Quebec, 7.140%, 2–27–26	9,365	11,360

Mexico – 0.1%
United Mexican States, 3.750%, 1–11–28	1,000	945

Spain – 0.3%
Telefonica Emisiones S.A.U.:
4.103%, 3–8–27	2,000	1,934
4.665%, 3–6–38	1,500	1,402

		3,336

TOTAL OTHER GOVERNMENT SECURITIES – 1.5%		$15,641
(Cost: $14,037)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 2.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 2.790%, 6–25–22	2,000	1,965
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
4.489%, 12–25–44 (A)(C)	17,760	18,267
4.400%, 1–25–45 (A)(C)	4,500	4,617

		24,849

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.5%		$24,849
(Cost: $25,352)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.0%
U.S. Treasury Bonds, 3.000%, 11–15–44	210	210
U.S. Treasury Notes, 2.000%, 8–15–25	19	18

		228

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.0%		$228
(Cost: $249)

SHORT-TERM SECURITIES
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (E)	3,215	3,215

Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 1.850%, (F)(G)	224	224

TOTAL SHORT-TERM SECURITIES – 0.3%		$3,439
(Cost: $3,439)

TOTAL INVESTMENT SECURITIES – 99.3%		$996,143
(Cost: $1,022,420)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		7,125

NET ASSETS – 100.0%		$1,003,268

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $204,463 or 20.4% of net assets.

(B)	All or a portion of securities with an aggregate value of $218 are on loan.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1– Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$514	$—	$—
Asset-Backed Securities	—	27,158	—
Corporate Debt Securities	—	901,970	—
Mortgage-Backed Securities	—	1,952	—
Municipal Bonds	—	20,392	—
Other Government Securities	—	15,641	—
United States Government Agency Obligations	—	24,849	—
United States Government Obligations	—	228	—
Short-Term Securities	224	3,215	—
Total	$738	$995,405	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,022,420

Gross unrealized appreciation	7,708
Gross unrealized depreciation	(33,985)
Net unrealized depreciation	$(26,277)

SCHEDULE OF INVESTMENTS Ivy Government Securities Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations – 6.7%
Federal Farm Credit Bank:
3.560%, 10–6–32	$5,000	$5,049
3.460%, 2–22–33	3,500	3,489
Federal Home Loan Bank, 2.500%, 4–27–26	5,000	4,729
Tennessee Valley Authority, 2.875%, 2–1–27	5,000	4,874
U.S. Department of Transportation, 6.001%, 12–7–21 (A)	8,000	8,789

		26,930

Mortgage-Backed Obligations – 39.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.790%, 6–25–22	7,250	7,124
5.000%, 5–15–23	916	951
3.000%, 10–15–36	3,258	3,241
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 68 bps), 4.186%, 12–25–20 (B)	4,000	4,110
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 1–1–33	3,998	3,955
4.000%, 10–1–44	2,465	2,521
3.000%, 4–15–46	3,040	2,973
3.000%, 4–15–53	3,908	3,771
Federal National Mortgage Association Agency REMIC/CMO:
2.717%, 2–25–22	5,759	5,701
2.640%, 6–1–22	5,663	5,557
3.360%, 12–1–22	1,884	1,897
3.020%, 1–1–23	1,164	1,158
2.630%, 2–1–23	4,838	4,719
2.352%, 3–1–23	5,463	5,317
3.320%, 8–1–24	2,715	2,705
2.390%, 6–1–25	5,437	5,312
3.360%, 7–1–25	2,566	2,573
4.000%, 3–25–33	1,642	1,687
2.000%, 4–25–39	2,049	1,978
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	7,607	7,601
2.580%, 5–1–19	6,375	6,357
4.503%, 12–1–19	4,530	4,608
5.380%, 11–1–20	241	241
4.381%, 6–1–21	4,849	5,012
2.759%, 4–1–22	6,632	6,543
2.705%, 4–1–23	3,160	3,099
3.500%, 8–1–26	1,551	1,570
2.000%, 10–1–27	1,766	1,708
4.000%, 12–1–31	1,492	1,543
4.000%, 12–1–32	3,943	4,049
5.500%, 12–1–34	460	499
3.500%, 4–25–37	2,590	2,598
6.000%, 4–1–39	495	541
3.000%, 11–25–42	5,132	5,028
4.500%, 2–1–44	2,777	2,927
4.000%, 10–1–44	2,682	2,741
2.500%, 5–25–45	7,015	6,730
4.500%, 2–1–48	2,914	3,061
3.000%, 2–25–57	3,638	3,320
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	62	63
2.000%, 3–16–42	9,925	9,541
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 4–20–34	2,655	2,828
3.000%, 4–20–48	4,000	3,693
3.500%, 4–20–48	3,951	3,906

		157,057

United States Government Agency Obligations – 1.1%
Overseas Private Investment Corp. (GTD by U.S. Government), 5.142%, 12–15–23	1,846	1,929
Ukraine Government AID Bond, 1.844%, 5–16–19	2,500	2,486

		4,415

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 47.1%		$188,402
(Cost: $193,089)

UNITED STATES GOVERNMENT OBLIGATIONS
Agency Obligations – 0.8%
U.S. Treasury Notes, 2.750%, 2–28–25	3,000	2,989

Treasury Obligations – 49.9%
U.S. Treasury Bonds:
9.000%, 11–15–18	8,000	8,200
5.250%, 2–15–29	3,000	3,651
3.500%, 2–15–39	1,000	1,088
2.750%, 8–15–42	3,000	2,883
2.750%, 11–15–42	5,000	4,802
2.500%, 2–15–45	2,500	2,277
2.500%, 2–15–46	2,500	2,271
2.250%, 8–15–46	4,000	3,441
3.000%, 5–15–47	5,500	5,510
U.S. Treasury Notes:
3.625%, 8–15–19	6,000	6,080
1.625%, 3–15–20	1,000	985
1.500%, 7–15–20	15,000	14,690
1.375%, 9–30–20	4,000	3,896
1.125%, 6–30–21	2,000	1,914
1.125%, 9–30–21	1,500	1,429
2.000%, 12–31–21	5,000	4,888
1.875%, 4–30–22	6,000	5,822
1.750%, 5–15–22	3,500	3,379
1.750%, 5–31–22	3,000	2,894
1.875%, 7–31–22	12,000	11,614
1.625%, 8–31–22	8,000	7,660
2.000%, 10–31–22	6,000	5,825
2.000%, 11–30–22	1,000	970
2.375%, 1–31–23	1,500	1,477
2.000%, 4–30–24	19,000	18,197
2.125%, 7–31–24	17,500	16,841
1.875%, 8–31–24	4,000	3,793
2.250%, 10–31–24	7,000	6,775
2.250%, 11–15–24	6,380	6,172
2.125%, 11–30–24	5,000	4,800
2.500%, 1–31–25	2,000	1,963
2.000%, 8–15–25	4,000	3,788
1.625%, 2–15–26	5,000	4,586
1.625%, 5–15–26	5,500	5,030
2.250%, 2–15–27	7,500	7,155
2.375%, 5–15–27	7,000	6,739
2.250%, 8–15–27	3,500	3,330
4.375%, 2–15–38	2,000	2,436

		199,251

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 50.7%		$202,240
(Cost: $209,273)

SHORT-TERM SECURITIES
Commercial Paper (C) – 0.7%
Federal Home Loan Bank, 1.650%, 7–2–18	2,671	2,671

United States Government Agency Obligations – 1.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.970%, 7–7–18 (D)	300	300
2.000%, 7–7–18 (D)	3,743	3,743
2.050%, 7–7–18 (D)	307	307

		4,350

TOTAL SHORT-TERM SECURITIES – 1.8%		$7,021
(Cost: $7,021)

TOTAL INVESTMENT SECURITIES – 99.6%		$397,663
(Cost: $409,383)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,571

NET ASSETS – 100.0%		$399,234

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $8,789 or 2.2% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Rate shown is the yield to maturity at June 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$188,402	$—
United States Government Obligations	—	202,240	—
Short-Term Securities	—	7,021	—
Total	$—	$397,663	$—

During the period ended June 30, 2018, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$409,383

Gross unrealized appreciation	—
Gross unrealized depreciation	(11,720)

Net unrealized depreciation	$(11,720)

SCHEDULE OF INVESTMENTS Ivy IG International Small Cap Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia

Consumer Discretionary – 1.3%
Ardent Leisure Group	1,430	$2,090

Information Technology – 1.2%
carsales.com Ltd.	169	1,895

Materials – 1.2%
Evolution Mining Ltd.	759	1,972

Utilities – 1.5%
Spark Infrastructure Group	1,425	2,405

Total Australia – 5.2%		$8,362

Austria

Industrials – 0.6%
Andritz AG	18	937

Real Estate – 0.2%
Immofinanz AG (A)	12	277

Total Austria – 0.8%		$1,214

Belgium

Materials – 0.9%
Tessenderlo Chemie N.V. (A)	37	1,450

Total Belgium – 0.9%		$1,450

China

Industrials – 0.8%
Zhuzhou CSR Times Electric Co. Ltd., H Shares	274	1,304

Total China – 0.8%		$1,304

Estonia

Industrials – 0.3%
Tallinna Sadam AS (A)(B)	191	435

Total Estonia – 0.3%		$435

France

Energy – 1.8%
Rubis Group	47	2,934

Financials – 0.7%
Rothschild & Co.	32	1,080

Industrials – 4.0%
Alstom	51	2,339
Latecoere S.A. (A)	191	1,022
Teleperformance SE	19	3,269

		6,630

Information Technology – 3.6%
Sopra Steria Group S.A.	15	3,005
Ubisoft Entertainment S.A. (A)	26	2,837

		5,842

Total France – 10.1%		$16,486

Germany

Financials – 0.1%
FinTech Group AG (A)	6	186

Health Care – 0.8%
MagForce AG (A)	67	356
Sartorius AG	7	1,079

		1,435

Industrials – 2.8%
Duerr AG (C)	26	1,197
JOST Werke AG	28	1,055
Sixt SE	29	2,304

		4,556

Information Technology – 3.7%
cyan AG (A)	31	808
Mynaric AG (A)	26	1,531
Rocket Internet SE (A)	38	1,235
Serviceware SE (A)	48	1,381
Software AG	19	893
Stemmer Imaging AG (A)	7	341

		6,189

Materials – 1.6%
Aurubis AG	14	1,087
Fuchs Petrolub SE	32	1,571

		2,658

Total Germany – 9.0%		$15,024

Hong Kong

Consumer Discretionary – 0.4%
Global Brands Group Holding Ltd. (A)	10,414	624

Financials – 1.0%
Melco International Development Ltd.	515	1,585

Industrials – 1.0%
Pacific Basin Shipping Ltd.	5,718	1,567

Total Hong Kong – 2.4%		$3,776

Ireland

Consumer Discretionary – 2.2%
Dalata Hotel Group plc (A)	336	2,738
Glenveagh Properties plc (A)	628	843

		3,581

Consumer Staples – 1.7%
Total Produce plc	1,075	2,788

Health Care – 1.3%
Mainstay Medical International plc (A)(D)	42		755
UDG Healthcare plc	121		1,321

			2,076

Industrials – 0.7%
Kingspan Group plc	22		1,118

Materials – 1.4%
Smurfit Kappa Group plc	57		2,291

Total Ireland – 7.3%			$11,854

Isle Of Man

Consumer Discretionary – 1.7%
GVC Holdings plc	201		2,783

Energy – 0.5%
Playtech plc	76		753

Information Technology – 0.8%
Strix Group plc	587		1,267

Total Isle Of Man – 3.0%			$4,803

Israel

Financials – 0.6%
Plus500 Ltd.	46		989

Total Israel – 0.6%			$989

Italy

Industrials – 0.8%
FILA Fabbrica Italiana Lapis ed Affini S.p.A.	5		109
Prysmian S.p.A.	49		1,210

			1,319

Total Italy – 0.8%			$1,319

Japan

Consumer Discretionary – 6.6%
Komeda Holdings Co. Ltd.	15		301
Maxell Holdings Ltd.	131		2,215
NGK Spark Plug Co. Ltd.	107		3,049
Nifco, Inc.	88		2,723
Ryohin Keikaku Co. Ltd.	6		2,254

			10,542

Consumer Staples – 2.4%
Matsumotokiyoshi Holdings Co. Ltd.	86		3,851

Energy – 0.8%
Nippon Gas Co. Ltd.	20		1,190

Financials – 2.1%
Bank of Kyoto Ltd. (The)	34		1,562
Gunma Bank Ltd. (The)	358		1,880

			3,442

Health Care – 1.2%
Nippon Shinyaku Co. Ltd.	32		1,982

Industrials – 7.8%
Okamura Corp.	197		2,899
OSG Corp.	117		2,404
SG Holdings Co. Ltd.	111		2,436
Tadano Ltd.	149		1,826
Tsubaki Nakashima Co. Ltd.	133		3,132

			12,697

Information Technology – 5.8%
Alps Electric Co. Ltd.	65		1,678
DISCO Corp.	9		1,486
SCSK Corp.	72		3,368
Shimadzu Corp.	97		2,935

			9,467

Materials – 2.9%
Maruichi Steel Tube Ltd.	77		2,612
Zeon Corp.	176		2,077

			4,689

Real Estate – 6.6%
GLP J-REIT	2		2,546
Ichigo, Inc.	581		2,729
Kenedix Office Investment Corp.	—	*	2,318
TechnoPro Holdings, Inc.	52		3,186

			10,779

Total Japan – 36.2%			$58,639

Jersey

Information Technology – 0.7%
XLMedia plc	824		1,125

Total Jersey – 0.7%			$1,125

Luxembourg

Real Estate – 1.0%
Grand City Properties S.A.	62		1,619

Total Luxembourg – 1.0%			$1,619

Netherlands

Information Technology – 1.1%
ASM International N.V.	31		1,697

Total Netherlands – 1.1%			$1,697

Singapore

Real Estate – 1.4%
Manulife U.S. REIT	2,718		2,324

Total Singapore – 1.4%			$2,324

Spain

Consumer Discretionary – 1.1%
Telepizza Group S.A. (A)	274	1,855

Health Care – 0.5%
Almirall S.A.	55	742

Industrials – 0.6%
Prosegur Compania de Seguridad S.A.	158	1,033

Total Spain – 2.2%		$3,630

Sweden

Consumer Discretionary – 0.6%
Dometic Group AB	108	1,061

Total Sweden – 0.6%		$1,061

Switzerland

Financials – 0.8%
Helvetia Holding AG	2	1,291

Total Switzerland – 0.8%		$1,291

United Kingdom

Consumer Discretionary – 5.2%
Bellway plc	18	704
City Pub Group plc (The)	413	1,212
Coats Group plc	1,814	1,860
Games Workshop Group plc	46	1,831
Jackpotjoy plc (A)	85	1,083
Merlin Entertainments plc	147	750
Pendragon plc	362	117
ZEAL Network SE	29	909

		8,466

Consumer Staples – 0.0%
McBride plc (A)	1,642	2

Energy – 0.9%
Premier Oil plc (A)(C)	921	1,564

Financials – 3.5%
Direct Line Insurance Group plc	189	857
Draper Esprit plc (A)	109	726
Sabre Insurance Group plc (A)	241	861
St. James’s Place plc	86	1,302
TP ICAP plc	346	1,925

		5,671

Industrials – 2.0%
Diploma plc	124	2,148
National Express Group plc	197	1,044

		3,192

Materials – 0.9%
Kazakhmys plc (A)	132	1,463

Real Estate – 0.6%
Great Portland Estates plc	95	894

Total United Kingdom – 13.1%		$21,252

TOTAL COMMON STOCKS – 98.3%		$159,654
(Cost: $149,992)

SHORT-TERM SECURITIES	Principal
Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.240%, 7–6–18 (E)	$1,351	1,351

Money Market Funds – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 1.850%, (F)(G)	2,048	2,048

TOTAL SHORT-TERM SECURITIES – 2.1%		$3,399
(Cost: $3,399)

TOTAL INVESTMENT SECURITIES – 100.4%		$163,053
(Cost: $153,391)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(687)

NET ASSETS – 100.0%		$162,366

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $435 or 0.3% of net assets.

(C)	All or a portion of securities with an aggregate value of $1,947 are on loan.

(D)	Restricted security. At June 30, 2018, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Mainstay Medical International plc	2-15-18	42	$734	$755

The total value of this security represented 0.5% of net assets at June 30, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the annualized 7-day yield at June 30, 2018.

(G)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$31,002	$—	$—
Consumer Staples	6,639	2	—
Energy	6,441	—	—
Financials	14,244	—	—
Health Care	5,480	755	—
Industrials	34,788	—	—
Information Technology	27,482	—	—
Materials	14,523	—	—
Real Estate	15,893	—	—
Utilities	2,405	—	—
Total Common Stocks	$158,897	$757	$—
Short-Term Securities	2,048	1,351	—
Total	$160,945	$2,108	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$153,391

Gross unrealized appreciation	17,232
Gross unrealized depreciation	(7,570)

Net unrealized appreciation	$9,662

SCHEDULE OF INVESTMENTS Ivy PineBridge High Yield Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9–3–22	$216	$216

TOTAL ASSET-BACKED SECURITIES - 0.2%		$216
(Cost: $221)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.5%
Delphi Jersey Holdings plc, 5.000%, 10–1–25 (A)	430	410

Automotive Retail – 0.7%
Allison Transmission, Inc., 5.000%, 10–1–24 (A)	361	355
Asbury Automotive Group, Inc., 6.000%, 12–15–24	246	244

		599

Broadcasting – 1.6%
Gray Television, Inc.:
5.125%, 10–15–24 (A)	448	428
5.875%, 7–15–26 (A)	97	92
Sirius XM Radio, Inc., 5.375%, 7–15–26 (A)	515	496
Univision Communications, Inc., 5.125%, 5–15–23 (A)	410	393

		1,409

Cable & Satellite – 7.8%
Altice Financing S.A., 7.500%, 5–15–26 (A)	655	634
Altice S.A., 7.625%, 2–15–25 (A)(B)	900	828
Block Communications, Inc., 6.875%, 2–15–25 (A)	799	797
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.375%, 5–1–25 (A)	275	266
5.000%, 2–1–28 (A)	585	535
CSC Holdings LLC:
6.750%, 11–15–21	380	398
5.500%, 4–15–27 (A)	415	396
DISH DBS Corp., 6.750%, 6–1–21	390	390
Hughes Satellite Systems Corp., 6.625%, 8–1–26	605	560
Intelsat Jackson Holdings S.A., 5.500%, 8–1–23	1,150	1,032
Numericable – SFR S.A., 7.375%, 5–1–26 (A)	865	846

		6,682

Casinos & Gaming – 4.0%
ESH Hospitality, Inc., 5.250%, 5–1–25 (A)	800	772
Everi Payments, Inc., 7.500%, 12–15–25 (A)	650	652
GLP Capital L.P. and GLP Financing II, Inc., 5.375%, 4–15–26	450	445
Golden Nugget, Inc., 8.750%, 10–1–25 (A)	445	457
International Game Technology plc, 6.500%, 2–15–25 (A)	610	630
Stars Group Holdings B.V. and Stars Group (U.S.) Co-Borrower LLC, 7.000%, 7–15–26 (A)	420	424

		3,380

Consumer Electronics – 0.4%
Conn’s, Inc., 7.250%, 7–15–22	357	354

Distributors – 0.3%
LKQ Corp., 4.750%, 5–15–23	225	224

Homebuilding – 1.7%
Mattamy Group Corp., 6.500%, 10–1–25 (A)	443	434
Weekley Homes LLC and Weekley Finance Corp., 6.000%, 2–1–23	625	609
William Lyon Homes, 6.000%, 9–1–23 (A)	400	395

		1,438

Hotels, Resorts & Cruise Lines – 1.0%
Wyndham Worldwide Corp.:
4.150%, 4–1–24	415	408
4.500%, 4–1–27	420	410

		818

Internet & Direct Marketing Retail – 0.9%
Netflix, Inc., 5.875%, 2–15–25	490	503
Travelport Corporate Finance plc, 6.000%, 3–15–26 (A)	304	306

		809

Publishing – 1.1%
A. H. Belo Corp., 7.750%, 6–1–27	327	345
McGraw-Hill Global Education Holdings LLC and McGraw-Hill Global Education Finance, Inc., 7.875%, 5–15–24 (A)	620	574

		919

Restaurants – 0.8%
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.), 5.000%, 10–1–24 (A)	310	299
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC, 5.000%, 6–1–24 (A)	400	395

		694

Specialized Consumer Services – 1.0%
Carriage Services, Inc., 6.625%, 6–1–26 (A)	430	436
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (A)	430	422

		858

Specialty Stores – 0.7%
Arch Merger Sub, Inc., 8.500%, 9–15–25 (A)	655	611

Total Consumer Discretionary – 22.5%		$19,205
Consumer Staples

Food Retail – 0.8%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC, 5.750%, 3–15–25	784	694

Household Products – 0.5%
First Quality Finance Co., Inc., 5.000%, 7–1–25 (A)	429	392

Packaged Foods & Meats – 1.4%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (A)	475	454
5.750%, 6–15–25 (A)	135	125
Land O’Lakes Capital Trust I, 7.450%, 3–15–28 (A)	226	253
Pilgrim’s Pride Corp., 5.875%, 9–30–27 (A)	405	376

		1,208

Personal Products – 0.4%
Coty, Inc., 6.500%, 4–15–26 (A)	400	384

Total Consumer Staples – 3.1%		$2,678
Energy

Coal & Consumable Fuels – 0.5%
CONSOL Energy, Inc., 6.875%, 6–15–25 (A)	380	390

Integrated Oil & Gas – 0.2%
Apergy Corp., 6.375%, 5–1–26 (A)	196	199

Oil & Gas Drilling – 2.4%
KCA Deutag UK Finance plc, 9.875%, 4–1–22 (A)	475	491
Noble Holding International Ltd.:
7.750%, 1–15–24 (B)	241	228
7.875%, 2–1–26 (A)	285	294
Shelf Drilling Holdings Ltd., 8.250%, 2–15–25 (A)	400	403
Trinidad Drilling Ltd., 6.625%, 2–15–25 (A)	667	642

		2,058

Oil & Gas Equipment & Services – 1.1%
Calfrac Holdings L.P., 8.500%, 6–15–26 (A)	630	633
Forum Energy Technologies, Inc., 6.250%, 10–1–21	340	339

		972

Oil & Gas Exploration & Production – 5.3%
Chaparral Energy, Inc., 8.750%, 7–15–23 (A)	288	290
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC and CLR Asset Holdings LLC):
5.000%, 9–15–22	375	381
3.800%, 6–1–24	475	463
Endeavor Energy Resources L.P., 5.500%, 1–30–26 (A)	500	485
Hilcorp Energy I L.P. and Hilcorp Finance Co., 5.000%, 12–1–24 (A)	650	630

Lonestar Resources America, Inc., 11.250%, 1–1–23 (A)	367	390
Newfield Exploration Co., 5.375%, 1–1–26	400	409
Pioneer Energy Services Corp., 6.125%, 3–15–22	650	617
Sanchez Energy Corp., 6.125%, 1–15–23	237	161
Southwestern Energy Co., 7.500%, 4–1–26	310	321
WildHorse Resource Development Corp., 6.875%, 2–1–25	400	408

		4,555

Oil & Gas Refining & Marketing – 1.7%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.), 6.375%, 7–1–26 (A)	420	421
PBF Holding Co. LLC and PBF Finance Corp., 7.250%, 6–15–25	569	598
QEP Resources, Inc., 5.625%, 3–1–26	410	392

		1,411

Oil & Gas Storage & Transportation – 5.5%
Antero Midstream Partners L.P. and Antero Midstream Finance Corp., 5.375%, 9–15–24	300	302
Cheniere Corpus Christi Holdings LLC:
7.000%, 6–30–24	525	573
5.125%, 6–30–27	200	198
Cheniere Energy Partners L.P., 5.250%, 10–1–25 (A)	430	419
Energy Transfer Equity L.P., 4.250%, 3–15–23	470	454
Genesis Energy L.P. and Genesis Energy Finance Corp., 6.000%, 5–15–23 (B)	550	540
Holly Energy Partners L.P. and Holly Energy Finance Corp., 6.000%, 8–1–24 (A)	594	600
Rose Rock Midstream L.P. and Rose Rock Finance Corp.:
5.625%, 7–15–22	600	582
5.625%, 11–15–23	154	145
Summit Midstream Holdings LLC and Summit Midstream Finance Corp., 5.500%, 8–15–22	500	491
USA Compression Partners L.P., 6.875%, 4–1–26 (A)	351	363

		4,667

Total Energy – 16.7%		$14,252
Financials

Consumer Finance – 4.2%
Ally Financial, Inc., 5.125%, 9–30–24	450	458
Credit Acceptance Corp., 7.375%, 3–15–23	640	661
Enova International, Inc., 8.500%, 9–1–24 (A)	500	517
FirstCash, Inc., 5.375%, 6–1–24 (A)	295	294
Goeasy Ltd., 7.875%, 11–1–22 (A)	500	529
Quicken Loans, Inc., 5.750%, 5–1–25 (A)	500	489
Springleaf Finance Corp.:
6.875%, 3–15–25	475	472
7.125%, 3–15–26	136	135

		3,555

Financial Exchanges & Data – 0.8%
Donnelley Financial Solutions, Inc., 8.250%, 10–15–24	609	638

Investment Banking & Brokerage – 0.5%
LPL Holdings, Inc., 5.750%, 9–15–25 (A)	475	462

Mortgage REITs – 1.3%
iStar, Inc.:
6.000%, 4–1–22 (B)	150	150
5.250%, 9–15–22 (B)	419	408
Starwood Property Trust, Inc., 4.750%, 3–15–25 (A)	600	576

		1,134

Property & Casualty Insurance – 0.4%
Amwins Group, Inc., 7.750%, 7–1–26 (A)	330	335

Specialized Finance – 2.8%
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT), 5.250%, 6–1–25	438	423
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 6.020%, 6–15–26 (A)	395	415
Inmarsat Finance plc (GTD by Inmarsat Group Ltd.), 6.500%, 10–1–24 (A)	420	421
Navient Corp., 5.625%, 8–1–33	625	528
UPCB Finance IV Ltd., 5.375%, 1–15–25 (A)	625	594

		2,381

Total Financials – 10.0%		$8,505

Health Care

Health Care Facilities – 2.6%
CHS/Community Health Systems, Inc. (GTD by Community Health Systems, Inc.), 5.125%, 8–1–21 (B)	525	486
DaVita HealthCare Partners, Inc., 5.000%, 5–1–25	425	400
HCA, Inc. (GTD by HCA Holdings, Inc.):
6.500%, 2–15–20	375	390
5.250%, 6–15–26	300	298
MEDNAX, Inc., 5.250%, 12–1–23 (A)	621	609

		2,183

Managed Health Care – 0.1%
Centene Escrow I Corp., 5.375%, 6–1–26 (A)	94	95

Pharmaceuticals – 1.9%
Endo Finance LLC and Endo Finco, Inc. (GTD by Endo Ltd.), 5.375%, 1–15–23 (A)(C)	475	380
Valeant Pharmaceuticals International, Inc., 7.000%, 3–15–24 (A)	325	340
VRX Escrow Corp., 5.875%, 5–15–23 (A)	960	902

		1,622

Total Health Care – 4.6%		$3,900
Industrials

Aerospace & Defense – 1.2%
Bombardier, Inc., 5.750%, 3–15–22 (A)	450	452
Triumph Group, Inc., 4.875%, 4–1–21	571	549

		1,001

Building Products – 0.9%
GCP Applied Technologies, Inc., 5.500%, 4–15–26 (A)	410	403
Standard Industries, Inc., 6.000%, 10–15–25 (A)	400	401

		804

Commercial Printing – 0.8%
Cimpress N.V., 7.000%, 6–15–26 (A)	630	643

Construction & Engineering – 0.6%
Tutor Perini Corp., 6.875%, 5–1–25 (A)	550	551

Construction Machinery & Heavy Trucks – 0.6%
J.B. Poindexter & Co., Inc., 7.125%, 4–15–26 (A)	520	533

Diversified Support Services – 0.6%
Ahern Rentals, Inc., 7.375%, 5–15–23 (A)	553	539

Electrical Components & Equipment – 0.4%
Sensata Technologies B.V., 4.875%, 10–15–23 (A)	350	352

Industrial Conglomerates – 0.7%
Graham Holdings Co., 5.750%, 6–1–26 (A)	550	556

Industrial Machinery – 1.7%
Cleaver-Brooks, Inc., 7.875%, 3–1–23 (A)	490	505
Energizer Gamma Acquisition, Inc., 6.375%, 7–15–26 (A)	309	314
Moog, Inc., 5.250%, 12–1–22 (A)	300	306
Terex Corp., 5.625%, 2–1–25 (A)	296	294

		1,419

Marine Ports & Services – 0.7%
Great Lakes Dredge & Dock Corp., 8.000%, 5–15–22	575	588

Security & Alarm Services – 0.6%
ADT Corp. (The), 6.250%, 10–15–21	525	543

Trading Companies & Distributors – 1.5%
Central Garden & Pet Co., 5.125%, 2–1–28	350	324
H&E Equipment Services, Inc., 5.625%, 9–1–25	515	506
Jurassic Holdings III, Inc., 6.875%, 2–15–21 (A)	422	406

		1,236

Total Industrials – 10.3%		$8,765
Information Technology

Application Software – 0.5%
CDK Global, Inc., 5.875%, 6–15–26	363	371

Data Processing & Outsourced Services – 1.7%
Alliance Data Systems Corp., 5.875%, 11–1–21 (A)	600	612
Harland Clarke Holdings Corp., 8.375%, 8–15–22 (A)	836	819

		1,431

Electronic Components – 1.0%
EnerSys, 5.000%, 4–30–23 (A)	480	478
TTM Technologies, Inc., 5.625%, 10–1–25 (A)	405	395

		873

Electronic Equipment & Instruments – 0.7%
Diebold, Inc., 8.500%, 4–15–24	625	599

Technology Distributors – 0.7%
Ingram Micro, Inc., 5.450%, 12–15–24 (C)	632	625

Technology Hardware, Storage & Peripherals – 0.6%
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 1–1–25	550	527

Total Information Technology – 5.2%		$4,426
Materials

Aluminum – 0.5%
Novelis Corp. (GTD by Novelis, Inc.), 5.875%, 9–30–26 (A)	450	431

Commodity Chemicals – 1.0%
NOVA Chemicals Corp., 5.000%, 5–1–25 (A)	475	450
Trinseo Materials Operating SCA and Trinseo Materials Finance, Inc., 5.375%, 9–1–25 (A)	395	392

		842

Diversified Metals & Mining – 2.5%
Cliffs Natural Resources, Inc., 5.750%, 3–1–25	400	379
Eco Oro Minerals Corp., 5.750%, 12–1–25 (A)	680	659
First Quantum Minerals Ltd.:
7.250%, 4–1–23 (A)	285	285
6.500%, 3–1–24 (A)	409	395
Freeport-McMoRan, Inc., 3.875%, 3–15–23	456	431

		2,149

Fertilizers & Agricultural Chemicals – 0.9%
Nufarm Australia Ltd., 5.750%, 4–30–26 (A)	400	388
OCI N.V., 6.625%, 4–15–23 (A)	401	407

		795

Forest Products – 0.5%
Boise Cascade Co., 5.625%, 9–1–24 (A)	375	376

Metal & Glass Containers – 1.5%
Crown Americas LLC and Crown Americas Capital Corp. IV, 4.750%, 2–1–26 (A)	171	162
Crown Cork & Seal Co., Inc., 7.375%, 12–15–26	294	318
HudBay Minerals, Inc., 7.250%, 1–15–23 (A)	325	335
Owens-Brockway Glass Container, Inc., 5.375%, 1–15–25 (A)	463	451

		1,266

Paper Packaging – 1.0%
Cascades, Inc.:
5.500%, 7–15–22 (A)	185	183
5.750%, 7–15–23 (A)	230	227
Multi-Color Corp., 4.875%, 11–1–25 (A)	475	442

		852

Specialty Chemicals – 0.5%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4–15–25 (A)	445	461

Steel – 2.8%
AK Steel Corp., 6.375%, 10–15–25	350	326
Commercial Metals Co., 5.750%, 4–15–26 (A)	332	320
Grinding Media, Inc. and MC Grinding Media Canada, Inc., 7.375%, 12–15–23 (A)	475	495
SunCoke Energy Partners L.P. and SunCoke Energy Partners Finance Corp., 7.500%, 6–15–25 (A)	585	595
U.S. Steel Corp.:
6.875%, 8–15–25	425	428
6.250%, 3–15–26 (B)	200	198

		2,362

Total Materials – 11.2%		$9,534

Real Estate

Health Care REITs – 0.8%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.), 5.000%, 10–15–27	535	511
Sabra Health Care L.P., 5.125%, 8–15–26	200	191

		702

Industrial REITs – 0.7%
Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.), 5.875%, 4–1–24	650	630

Real Estate Services – 0.6%
Realogy Group LLC and Realogy Co-Issuer Corp., 4.875%, 6–1–23 (A)	490	461

Specialized REITs – 1.0%
GEO Group, Inc. (The), 5.125%, 4–1–23	430	422
Iron Mountain, Inc., 4.875%, 9–15–27 (A)	455	419

		841

Total Real Estate – 3.1%		$2,634
Telecommunication Services

Alternative Carriers – 0.4%
Cogent Communications Holdings, Inc., 5.375%, 3–1–22 (A)	360	369

Integrated Telecommunication Services – 4.7%
CenturyLink, Inc.:
5.800%, 3–15–22	315	312
6.750%, 12–1–23	515	517
Frontier Communications Corp.:
7.125%, 3–15–19	350	353
9.000%, 8–15–31	657	430
Sprint Corp.:
7.250%, 9–15–21	765	796
7.875%, 9–15–23	1,500	1,555

		3,963

Wireless Telecommunication Service – 0.8%
C&W Senior Financing Designated Activity Co., 6.875%, 9–15–27 (A)	544	521
United States Cellular Corp., 6.700%, 12–15–33	168	176

		697

Total Telecommunication Services – 5.9%		$5,029
Utilities

Electric Utilities – 0.6%
NRG Yield Operating LLC, 5.375%, 8–15–24	480	480

Independent Power Producers & Energy Traders – 0.5%
Pattern Energy Group, Inc. (GTD by Pattern U.S. Finance Co. LLC), 5.875%, 2–1–24 (A)	450	449

Multi-Utilities – 1.4%
MGE Energy Corp.:
6.375%, 1–30–23 (A)	601	561
6.500%, 1–15–25 (A)	611	609

		1,170

Total Utilities – 2.5%		$2,099

TOTAL CORPORATE DEBT SECURITIES – 95.1%		$81,027
(Cost: $82,933)

SHORT-TERM SECURITIES
Master Note – 4.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (D)	$3,807	3,807

Money Market Funds – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 1.850%, (E)(F)	255	255

TOTAL SHORT-TERM SECURITIES – 4.8%		$4,062
(Cost: $4,062)

TOTAL INVESTMENT SECURITIES – 100.1%		$85,305
(Cost: $87,216)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(113)

NET ASSETS – 100.0%		$85,192

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $48,277 or 56.7% of net assets.

(B)	All or a portion of securities with an aggregate value of $262 are on loan.

(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$216	$—
Corporate Debt Securities	—	81,027	—
Short-Term Securities	255	3,807	—
Total	$255	$85,050	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$87,216

Gross unrealized appreciation	413
Gross unrealized depreciation	(2,324)

Net unrealized depreciation	$(1,911)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: August 28, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 28, 2018